UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05017
Ivy Variable Insurance Portfolios
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Macquarie VIP Asset Strategy Series
(formerly, Delaware Ivy VIP Asset Strategy)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Asset Strategy Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$32	0.61%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$587,744,453
Total number of portfolio holdings	356
Total advisory fees paid	$1,555,929
Portfolio turnover rate	42%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	60.77%
Agency Mortgage-Backed Securities	8.96%
Corporate Bonds	8.76%
US Treasury Obligations	8.43%
Bullion	4.22%
Short-Term Investments	2.46%
Non-Agency Commercial Mortgage-Backed Securities	1.93%
Exchange-Traded Funds	1.46%
Non-Agency Asset-Backed Securities	0.94%
Agency Commercial Mortgage-Backed Securities	0.76%
Top 10 equity holdings
Microsoft	3.62%
NVIDIA	2.70%
Alphabet Class A	2.33%
Amazon.com	2.14%
Taiwan Semiconductor Manufacturing	1.94%
Apple	1.81%
Eli Lilly & Co.	1.58%
KLA	1.39%
Mastercard Class A	1.30%
Salesforce	1.27%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP Asset Strategy Series
(formerly, Delaware Ivy VIP Asset Strategy)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Asset Strategy Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$45	0.86%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$587,744,453
Total number of portfolio holdings	356
Total advisory fees paid	$1,555,929
Portfolio turnover rate	42%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	60.77%
Agency Mortgage-Backed Securities	8.96%
Corporate Bonds	8.76%
US Treasury Obligations	8.43%
Bullion	4.22%
Short-Term Investments	2.46%
Non-Agency Commercial Mortgage-Backed Securities	1.93%
Exchange-Traded Funds	1.46%
Non-Agency Asset-Backed Securities	0.94%
Agency Commercial Mortgage-Backed Securities	0.76%
Top 10 equity holdings
Microsoft	3.62%
NVIDIA	2.70%
Alphabet Class A	2.33%
Amazon.com	2.14%
Taiwan Semiconductor Manufacturing	1.94%
Apple	1.81%
Eli Lilly & Co.	1.58%
KLA	1.39%
Mastercard Class A	1.30%
Salesforce	1.27%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP Balanced Series
(formerly, Delaware Ivy VIP Balanced)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Balanced Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$54	1.04%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$221,097,512
Total number of portfolio holdings	326
Total advisory fees paid	$750,736
Portfolio turnover rate	46%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	60.68%
Agency Mortgage-Backed Securities	9.59%
Corporate Bonds	9.19%
US Treasury Obligations	8.49%
Short-Term Investments	4.04%
Exchange-Traded Funds	2.97%
Non-Agency Commercial Mortgage-Backed Securities	2.86%
Non-Agency Asset-Backed Securities	1.19%
Agency Collateralized Mortgage Obligations	0.65%
Non-Agency Collateralized Mortgage Obligations	0.51%
Top 10 equity holdings
Microsoft	5.06%
NVIDIA	3.28%
Apple	2.79%
Amazon.com	2.38%
Alphabet Class A	2.05%
KKR & Co.	1.84%
HCA Healthcare	1.77%
Taiwan Semiconductor Manufacturing ADR	1.76%
UnitedHealth Group	1.70%
Applied Materials	1.68%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP Core Equity Series
(formerly, Delaware Ivy VIP Core Equity)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Core Equity Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$51	0.95%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$671,616,834
Total number of portfolio holdings	47
Total advisory fees paid	$1,948,419
Portfolio turnover rate	23%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	33.86%
Financials	22.11%
Healthcare	10.35%
Communication Services	8.75%
Consumer Discretionary	7.53%
Industrials	4.90%
Materials	4.77%
Consumer Staples	4.04%
Energy	1.87%
Utilities	1.13%

Top 10 equity holdings
Microsoft	8.25%
NVIDIA	5.38%
Alphabet Class A	5.36%
Apple	4.58%
Amazon.com	3.92%
KKR & Co.	3.01%
Taiwan Semiconductor Manufacturing ADR	2.89%
HCA Healthcare	2.88%
UnitedHealth Group	2.81%
Applied Materials	2.68%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3747161)

Macquarie VIP Corporate Bond Series
(formerly, Delaware Ivy VIP Corporate Bond)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Corporate Bond Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$39	0.79%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$537,448,990
Total number of portfolio holdings	244
Total advisory fees paid	$1,300,404
Portfolio turnover rate	85%

Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	23.08%
Energy	12.05%
Electric	10.80%
Consumer Non-Cyclical	8.44%
Capital Goods	7.24%
Communications	6.96%
Consumer Cyclical	5.89%
Insurance	5.79%
Technology	5.09%
Finance Companies	3.59%

Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3747161)

Macquarie VIP Energy Series
(formerly, Delaware Ivy VIP Energy)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Energy Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$51	0.99%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$82,230,121
Total number of portfolio holdings	30
Total advisory fees paid	$344,926
Portfolio turnover rate	19%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Oil & Gas Exploration & Production	52.07%
Integrated Oil & Gas	13.71%
Oil & Gas Equipment & Services	9.58%
Oil & Gas Refining & Marketing	8.76%
Oil & Gas Drilling	5.46%
Oil & Gas Storage & Transportation	3.87%
Electrical Components & Equipment	2.08%
Agricultural Products	1.58%
Coal & Consumable Fuels	0.91%
Renewable Electricity	0.56%
Heavy Electrical Equipment	0.51%

Top 10 equity holdings
Shell	8.63%
Schlumberger	6.74%
Permian Resources	6.22%
Chord Energy	6.19%
ConocoPhillips	5.92%
Tourmaline Oil	5.53%
Valaris	5.46%
Diamondback Energy	4.95%
Kimbell Royalty Partners	4.85%
Valero Energy	4.56%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP Energy Series
(formerly, Delaware Ivy VIP Energy)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Energy Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$63	1.24%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$82,230,121
Total number of portfolio holdings	30
Total advisory fees paid	$344,926
Portfolio turnover rate	19%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Oil & Gas Exploration & Production	52.07%
Integrated Oil & Gas	13.71%
Oil & Gas Equipment & Services	9.58%
Oil & Gas Refining & Marketing	8.76%
Oil & Gas Drilling	5.46%
Oil & Gas Storage & Transportation	3.87%
Electrical Components & Equipment	2.08%
Agricultural Products	1.58%
Coal & Consumable Fuels	0.91%
Renewable Electricity	0.56%
Heavy Electrical Equipment	0.51%

Top 10 equity holdings
Shell	8.63%
Schlumberger	6.74%
Permian Resources	6.22%
Chord Energy	6.19%
ConocoPhillips	5.92%
Tourmaline Oil	5.53%
Valaris	5.46%
Diamondback Energy	4.95%
Kimbell Royalty Partners	4.85%
Valero Energy	4.56%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP Global Growth Series
(formerly, Delaware Ivy VIP Global Growth)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Global Growth Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$58	1.09%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$167,688,950
Total number of portfolio holdings	60
Total advisory fees paid	$502,983
Portfolio turnover rate	28%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
United States	64.60%
France	6.52%
Germany	4.55%
Japan	4.30%
India	3.72%
Taiwan	3.14%
Brazil	1.80%
Netherlands	1.78%
Italy	1.46%
United Kingdom	1.31%

Sector allocation
Information Technology	26.56%
Financials	14.81%
Healthcare	12.12%
Communication Services	10.89%
Industrials	10.79%
Consumer Discretionary	10.09%
Consumer Staples	6.09%
Energy	4.66%
Utilities	1.84%
Materials	1.31%

Top 10 equity holdings
Microsoft	5.85%
NVIDIA	4.37%
Alphabet Class A	3.78%
Amazon.com	3.48%
Taiwan Semiconductor Manufacturing	3.14%
Apple	2.93%
Eli Lilly & Co.	2.55%
KLA	2.26%
Mastercard Class A	2.10%
Salesforce	2.05%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3747161)

Macquarie VIP Growth Series
(formerly, Delaware Ivy VIP Growth)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Growth Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$54	1.01%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$726,611,242
Total number of portfolio holdings	36
Total advisory fees paid	$2,491,581
Portfolio turnover rate	4%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	44.85%
Consumer Discretionary	11.43%
Financials	10.68%
Healthcare	10.43%
Communication Services	9.49%
Industrials	7.88%
Real Estate	2.40%
Consumer Staples	2.29%

Top 10 equity holdings
Microsoft	14.08%
NVIDIA	10.45%
Amazon.com	6.87%
Apple	6.80%
Alphabet Class A	6.70%
Visa Class A	5.16%
UnitedHealth Group	3.70%
Motorola Solutions	3.25%
Intercontinental Exchange	2.80%
Intuit	2.77%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP High Income Series
(formerly, Delaware Ivy VIP High Income)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP High Income Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$34	0.68%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$797,667,406
Total number of portfolio holdings	213
Total advisory fees paid	$2,436,210
Portfolio turnover rate	26%

Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	12.63%
Basic Industry	8.64%
Healthcare	8.25%
Leisure	7.36%
Capital Goods	7.04%
Media	7.02%
Telecommunications	5.55%
Services	5.23%
Technology & Electronics	5.23%
Insurance	4.22%

Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP High Income Series
(formerly, Delaware Ivy VIP High Income)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP High Income Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$47	0.93%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$797,667,406
Total number of portfolio holdings	213
Total advisory fees paid	$2,436,210
Portfolio turnover rate	26%

Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	12.63%
Basic Industry	8.64%
Healthcare	8.25%
Leisure	7.36%
Capital Goods	7.04%
Media	7.02%
Telecommunications	5.55%
Services	5.23%
Technology & Electronics	5.23%
Insurance	4.22%

Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP International Core Equity Series
(formerly, Delaware Ivy VIP International Core Equity)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP International Core Equity Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the period March 28, 2024 (Standard Class' inception) through June 30, 2024?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$22	0.86%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$806,327,044
Total number of portfolio holdings	54
Total advisory fees paid	$2,900,237
Portfolio turnover rate	30%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
France	14.25%
Japan	11.82%
Germany	11.21%
India	7.75%
Netherlands	7.35%
Brazil	6.67%
United Kingdom	5.93%
South Korea	4.43%
Taiwan	4.28%
Denmark	3.82%

Sector allocation
Financials	21.82%
Information Technology	14.49%
Industrials	12.83%
Consumer Discretionary	12.16%
Healthcare	9.69%
Consumer Staples	8.61%
Communication Services	7.91%
Energy	7.19%
Materials	3.04%
Utilities	1.53%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.28%
Dollarama	3.49%
MercadoLibre	3.12%
Novo Nordisk Class B	3.06%
SAP	2.99%
Deutsche Telekom	2.74%
Mitsubishi UFJ Financial Group	2.67%
Thales	2.60%
KB Financial Group	2.39%
Shell	2.38%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP International Core Equity Series
(formerly, Delaware Ivy VIP International Core Equity)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP International Core Equity Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$59	1.15%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$806,327,044
Total number of portfolio holdings	54
Total advisory fees paid	$2,900,237
Portfolio turnover rate	30%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
France	14.25%
Japan	11.82%
Germany	11.21%
India	7.75%
Netherlands	7.35%
Brazil	6.67%
United Kingdom	5.93%
South Korea	4.43%
Taiwan	4.28%
Denmark	3.82%

Sector allocation
Financials	21.82%
Information Technology	14.49%
Industrials	12.83%
Consumer Discretionary	12.16%
Healthcare	9.69%
Consumer Staples	8.61%
Communication Services	7.91%
Energy	7.19%
Materials	3.04%
Utilities	1.53%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	4.28%
Dollarama	3.49%
MercadoLibre	3.12%
Novo Nordisk Class B	3.06%
SAP	2.99%
Deutsche Telekom	2.74%
Mitsubishi UFJ Financial Group	2.67%
Thales	2.60%
KB Financial Group	2.39%
Shell	2.38%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP Limited-Term Bond Series
(formerly, Delaware Ivy VIP Limited-Term Bond)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Limited-Term Bond Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$40	0.80%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$185,716,075
Total number of portfolio holdings	171
Total advisory fees paid	$396,284
Portfolio turnover rate	98%

Series holdings (as of June 30, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Corporate Bonds	38.71%
US Treasury Obligations	25.91%
Non-Agency Asset-Backed Securities	18.15%
Collateralized Debt Obligations	5.07%
Agency Commercial Mortgage-Backed Securities	3.99%
Agency Mortgage-Backed Securities	3.01%
Non-Agency Collateralized Mortgage Obligations	2.68%
Agency Collateralized Mortgage Obligations	0.19%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3747161)

Macquarie VIP Mid Cap Growth Series
(formerly, Delaware Ivy VIP Mid Cap Growth)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Mid Cap Growth Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$42	0.85%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$414,053,077
Total number of portfolio holdings	65
Total advisory fees paid	$1,964,554
Portfolio turnover rate	13%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	28.09%
Healthcare	19.72%
Industrials	18.38%
Consumer Discretionary	12.47%
Financials	7.16%
Communication Services	6.01%
Real Estate	4.23%
Consumer Staples	2.16%
Materials	1.63%

Top 10 equity holdings
CoStar Group	4.23%
Pinterest Class A	3.31%
Monolithic Power Systems	3.00%
Trade Desk Class A	2.70%
Dexcom	2.39%
Tyler Technologies	2.22%
Universal Display	2.19%
HEICO Class A	2.17%
MarketAxess Holdings	2.17%
Teradyne	2.16%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP Mid Cap Growth Series
(formerly, Delaware Ivy VIP Mid Cap Growth)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Mid Cap Growth Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$55	1.10%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$414,053,077
Total number of portfolio holdings	65
Total advisory fees paid	$1,964,554
Portfolio turnover rate	13%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	28.09%
Healthcare	19.72%
Industrials	18.38%
Consumer Discretionary	12.47%
Financials	7.16%
Communication Services	6.01%
Real Estate	4.23%
Consumer Staples	2.16%
Materials	1.63%

Top 10 equity holdings
CoStar Group	4.23%
Pinterest Class A	3.31%
Monolithic Power Systems	3.00%
Trade Desk Class A	2.70%
Dexcom	2.39%
Tyler Technologies	2.22%
Universal Display	2.19%
HEICO Class A	2.17%
MarketAxess Holdings	2.17%
Teradyne	2.16%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP Natural Resources Series
(formerly, Delaware Ivy VIP Natural Resources)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Natural Resources Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$64	1.27%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$79,673,632
Total number of portfolio holdings	40
Total advisory fees paid	$347,519
Portfolio turnover rate	22%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Oil & Gas Exploration & Production	16.20%
Diversified Metals & Mining	14.96%
Gold	14.44%
Integrated Oil & Gas	8.92%
Fertilizers & Agricultural Chemicals	8.08%
Oil & Gas Equipment & Services	4.77%
Construction Materials	3.84%
Forest Products	3.42%
Aluminum	3.11%
Copper	2.62%

Top 10 equity holdings
Shell	6.90%
Newmont	6.89%
Anglo American	5.09%
CF Industries Holdings	4.84%
Schlumberger	4.77%
Wheaton Precious Metals	3.91%
Glencore	3.89%
CRH	3.84%
Endeavour Mining	3.64%
Hudbay Minerals	3.64%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP Pathfinder Aggressive Series
(formerly, Delaware Ivy VIP Pathfinder Aggressive)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Aggressive Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$8	0.16%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$52,121,120
Total number of portfolio holdings	10
Total advisory fees paid	$0
Portfolio turnover rate	41%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.86%
Fixed Income Funds	14.69%
Global / International Equity Fund	30.02%
US Equity Funds	55.15%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	30.02%
Macquarie VIP Core Equity Series Service Class	18.92%
Macquarie VIP Corporate Bond Series Service Class	14.19%
Macquarie VIP Growth Series Service Class	14.15%
Macquarie VIP Value Series Service Class	14.10%
Macquarie VIP Smid Cap Core Series Service Class	5.56%
Macquarie VIP Small Cap Growth Series Standard Class	1.22%
Macquarie VIP Mid Cap Growth Series Standard Class	1.20%
Macquarie VIP Limited-Term Bond Series Service Class	0.25%
Macquarie VIP High Income Series Standard Class	0.25%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3752160)

Macquarie VIP Pathfinder Conservative Series
(formerly, Delaware Ivy VIP Pathfinder Conservative)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Conservative Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$6	0.12%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$74,677,548
Total number of portfolio holdings	10
Total advisory fees paid	$0
Portfolio turnover rate	20%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.80%
Fixed Income Funds	54.69%
Global / International Equity Fund	10.01%
US Equity Funds	35.10%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	33.60%
Macquarie VIP Limited-Term Bond Series Service Class	19.84%
Macquarie VIP Core Equity Series Service Class	12.12%
Macquarie VIP International Core Equity Series Service Class	10.01%
Macquarie VIP Growth Series Service Class	8.93%
Macquarie VIP Value Series Service Class	8.90%
Macquarie VIP Smid Cap Core Series Service Class	3.54%
Macquarie VIP High Income Series Standard Class	1.25%
Macquarie VIP Small Cap Growth Series Standard Class	0.81%
Macquarie VIP Mid Cap Growth Series Standard Class	0.80%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3752160)

Macquarie VIP Pathfinder Moderate Series
(formerly, Delaware Ivy VIP Pathfinder Moderate)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderate Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$3	0.06%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$408,503,410
Total number of portfolio holdings	10
Total advisory fees paid	$0
Portfolio turnover rate	31%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.77%
Fixed Income Funds	34.67%
Global / International Equity Fund	20.00%
US Equity Funds	45.10%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	24.13%
Macquarie VIP International Core Equity Series Service Class	20.00%
Macquarie VIP Core Equity Series Service Class	15.51%
Macquarie VIP Growth Series Service Class	11.53%
Macquarie VIP Value Series Service Class	11.49%
Macquarie VIP Limited-Term Bond Series Service Class	9.79%
Macquarie VIP Smid Cap Core Series Service Class	4.55%
Macquarie VIP Small Cap Growth Series Standard Class	1.02%
Macquarie VIP Mid Cap Growth Series Standard Class	1.00%
Macquarie VIP High Income Series Standard Class	0.75%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3752160)

Macquarie VIP Pathfinder Moderately Aggressive Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Aggressive Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$3	0.06%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$505,654,037
Total number of portfolio holdings	10
Total advisory fees paid	$0
Portfolio turnover rate	36%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.77%
Fixed Income Funds	24.67%
Global / International Equity Fund	25.00%
US Equity Funds	50.10%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	25.00%
Macquarie VIP Corporate Bond Series Service Class	19.40%
Macquarie VIP Core Equity Series Service Class	17.21%
Macquarie VIP Growth Series Service Class	12.83%
Macquarie VIP Value Series Service Class	12.79%
Macquarie VIP Smid Cap Core Series Service Class	5.05%
Macquarie VIP Limited-Term Bond Series Service Class	4.77%
Macquarie VIP Small Cap Growth Series Standard Class	1.12%
Macquarie VIP Mid Cap Growth Series Standard Class	1.10%
Macquarie VIP High Income Series Standard Class	0.50%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3752160)

Macquarie VIP Pathfinder Moderate – Managed Volatility Series
(formerly, Delaware Ivy VIP Pathfinder Moderate – Managed Volatility)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderate – Managed Volatility Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$13	0.25%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$417,284,443
Total number of portfolio holdings	10
Total advisory fees paid	$427,151
Portfolio turnover rate	33%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.03%
Fixed Income Funds	34.06%
Global / International Equity Fund	19.66%
US Equity Funds	44.31%
Short-Term Investments	1.79%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	23.70%
Macquarie VIP International Core Equity Series Service Class	19.66%
Macquarie VIP Core Equity Series Service Class	15.24%
Macquarie VIP Growth Series Service Class	11.33%
Macquarie VIP Value Series Service Class	11.30%
Macquarie VIP Limited-Term Bond Series Service Class	9.62%
Macquarie VIP Smid Cap Core Series Service Class	4.46%
Macquarie VIP Small Cap Growth Series Standard Class	1.00%
Macquarie VIP Mid Cap Growth Series Standard Class	0.98%
Macquarie VIP High Income Series Standard Class	0.74%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3752160)

Macquarie VIP Pathfinder Moderately Conservative Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Conservative)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Conservative Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$5	0.09%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$126,091,847
Total number of portfolio holdings	10
Total advisory fees paid	$0
Portfolio turnover rate	26%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.78%
Fixed Income Funds	44.67%
Global / International Equity Fund	15.01%
US Equity Funds	40.10%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.86%
Macquarie VIP International Core Equity Series Service Class	15.01%
Macquarie VIP Limited-Term Bond Series Service Class	14.81%
Macquarie VIP Core Equity Series Service Class	13.81%
Macquarie VIP Growth Series Service Class	10.23%
Macquarie VIP Value Series Service Class	10.20%
Macquarie VIP Smid Cap Core Series Service Class	4.04%
Macquarie VIP High Income Series Standard Class	1.00%
Macquarie VIP Small Cap Growth Series Standard Class	0.92%
Macquarie VIP Mid Cap Growth Series Standard Class	0.90%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3752160)

Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$16	0.31%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$64,593,226
Total number of portfolio holdings	10
Total advisory fees paid	$56,981
Portfolio turnover rate	36%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.06%
Fixed Income Funds	24.24%
Global / International Equity Fund	24.57%
US Equity Funds	49.25%
Short-Term Investments	1.79%
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	24.57%
Macquarie VIP Corporate Bond Series Service Class	19.07%
Macquarie VIP Core Equity Series Service Class	16.92%
Macquarie VIP Growth Series Service Class	12.62%
Macquarie VIP Value Series Service Class	12.57%
Macquarie VIP Smid Cap Core Series Service Class	4.96%
Macquarie VIP Limited-Term Bond Series Service Class	4.68%
Macquarie VIP Small Cap Growth Series Standard Class	1.10%
Macquarie VIP Mid Cap Growth Series Standard Class	1.08%
Macquarie VIP High Income Series Standard Class	0.49%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3752160)

Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$22	0.43%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$28,522,366
Total number of portfolio holdings	10
Total advisory fees paid	$15,920
Portfolio turnover rate	33%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.08%
Fixed Income Funds	43.92%
Global / International Equity Fund	14.75%
US Equity Funds	39.41%
Short-Term Investments	1.78%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.37%
Macquarie VIP International Core Equity Series Service Class	14.75%
Macquarie VIP Limited-Term Bond Series Service Class	14.57%
Macquarie VIP Core Equity Series Service Class	13.58%
Macquarie VIP Growth Series Service Class	10.06%
Macquarie VIP Value Series Service Class	10.02%
Macquarie VIP Smid Cap Core Series Service Class	3.97%
Macquarie VIP High Income Series Standard Class	0.98%
Macquarie VIP Small Cap Growth Series Standard Class	0.90%
Macquarie VIP Mid Cap Growth Series Standard Class	0.88%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3752160)

Macquarie VIP Science and Technology Series
(formerly, Delaware Ivy VIP Science and Technology)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Science and Technology Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$50	0.90%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$662,051,971
Total number of portfolio holdings	34
Total advisory fees paid	$2,612,589
Portfolio turnover rate	18%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	68.08%
Communication Services	17.26%
Consumer Discretionary	7.91%
Healthcare	4.25%
Industrials	2.16%

Top 10 equity holdings
NVIDIA	10.53%
Microsoft	8.93%
Meta Platforms Class A	8.66%
Seagate Technology Holdings	5.59%
Broadcom	5.19%
Amazon.com	4.77%
ASML Holding	4.13%
Pinterest Class A	4.06%
Lam Research	4.03%
SAP ADR	3.21%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP Science and Technology Series
(formerly, Delaware Ivy VIP Science and Technology)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Science and Technology Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$64	1.15%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$662,051,971
Total number of portfolio holdings	34
Total advisory fees paid	$2,612,589
Portfolio turnover rate	18%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	68.08%
Communication Services	17.26%
Consumer Discretionary	7.91%
Healthcare	4.25%
Industrials	2.16%

Top 10 equity holdings
NVIDIA	10.53%
Microsoft	8.93%
Meta Platforms Class A	8.66%
Seagate Technology Holdings	5.59%
Broadcom	5.19%
Amazon.com	4.77%
ASML Holding	4.13%
Pinterest Class A	4.06%
Lam Research	4.03%
SAP ADR	3.21%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP Small Cap Growth Series
(formerly, Delaware Ivy VIP Small Cap Growth)
Standard Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Small Cap Growth Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Standard Class	$46	0.89%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$211,183,833
Total number of portfolio holdings	73
Total advisory fees paid	$849,335
Portfolio turnover rate	34%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	24.33%
Healthcare	21.60%
Industrials	21.11%
Consumer Discretionary	13.10%
Financials	7.55%
Consumer Staples	3.85%
Energy	2.72%
Materials	2.59%
Communication Services	1.23%

Top 10 equity holdings
CyberArk Software	4.18%
Parsons	2.87%
Federal Signal	2.62%
ATI	2.59%
Clean Harbors	2.56%
Onto Innovation	2.48%
Red Rock Resorts Class A	2.22%
Vericel	2.20%
Verra Mobility	2.11%
Varonis Systems	1.97%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP Small Cap Growth Series
(formerly, Delaware Ivy VIP Small Cap Growth)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Small Cap Growth Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$59	1.14%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$211,183,833
Total number of portfolio holdings	73
Total advisory fees paid	$849,335
Portfolio turnover rate	34%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	24.33%
Healthcare	21.60%
Industrials	21.11%
Consumer Discretionary	13.10%
Financials	7.55%
Consumer Staples	3.85%
Energy	2.72%
Materials	2.59%
Communication Services	1.23%

Top 10 equity holdings
CyberArk Software	4.18%
Parsons	2.87%
Federal Signal	2.62%
ATI	2.59%
Clean Harbors	2.56%
Onto Innovation	2.48%
Red Rock Resorts Class A	2.22%
Vericel	2.20%
Verra Mobility	2.11%
Varonis Systems	1.97%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP Smid Cap Core Series
(formerly, Delaware Ivy VIP Smid Cap Core)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Smid Cap Core Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$60	1.18%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$213,386,899
Total number of portfolio holdings	131
Total advisory fees paid	$921,945
Portfolio turnover rate	5%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Technology	14.30%
Financials	13.40%
Healthcare	13.16%
Capital Goods	11.78%
Basic Materials	8.46%
Real Estate Investment Trusts	7.03%
Energy	5.24%
Business Services	4.98%
Consumer Discretionary	4.60%
Transportation	3.70%

Top 10 equity holdings
PTC	1.67%
Chesapeake Energy	1.60%
Liberty Energy	1.58%
East West Bancorp	1.52%
Casey's General Stores	1.45%
Dick's Sporting Goods	1.40%
Stifel Financial	1.40%
Reliance	1.35%
Kirby	1.33%
Minerals Technologies	1.33%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3744062)

Macquarie VIP Value Series
(formerly, Delaware Ivy VIP Value)
Service Class
Semiannual shareholder report | June 30, 2024
This semiannual shareholder report contains important information about Macquarie VIP Value Series (Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Series at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
What were the Series' costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$51	1.01%
*	Annualized.
Series statistics (as of June 30, 2024)
Series net assets	$315,597,771
Total number of portfolio holdings	33
Total advisory fees paid	$1,122,943
Portfolio turnover rate	17%

Series holdings (as of June 30, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Healthcare	17.11%
Financials	15.24%
Information Technology	14.95%
Industrials	12.32%
Consumer Discretionary	9.06%
Consumer Staples	8.73%
Communication Services	6.06%
Energy	6.01%
Materials	3.21%
Real Estate	3.20%
Utilities	3.13%

Top 10 equity holdings
Honeywell International	3.23%
Verizon Communications	3.22%
DuPont de Nemours	3.21%
Equity Residential	3.19%
Truist Financial	3.19%
TJX	3.15%
Fidelity National Information Services	3.14%
Duke Energy	3.13%
Dover	3.11%
Oracle	3.06%
Availability of additional information
You can find additional information about the Series, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/vip-literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Series. If you would like to receive individual mailings, please call 800 523‑1918 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/vip-literature.
(3747161)

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Ivy Variable Insurance Portfolios
Macquarie VIP Asset Strategy Series
(formerly, Delaware Ivy VIP Asset Strategy)
Macquarie VIP Balanced Series
(formerly, Delaware Ivy VIP Balanced)
Macquarie VIP Energy Series
(formerly, Delaware Ivy VIP Energy)
Macquarie VIP Growth Series
(formerly, Delaware Ivy VIP Growth)
Macquarie VIP High Income Series
(formerly, Delaware Ivy VIP High Income)
Macquarie VIP International Core Equity Series
(formerly, Delaware Ivy VIP International Core Equity)
Macquarie VIP Mid Cap Growth Series
(formerly, Delaware Ivy VIP Mid Cap Growth)
Macquarie VIP Natural Resources Series
(formerly, Delaware Ivy VIP Natural Resources)
Macquarie VIP Science and Technology Series
(formerly, Delaware Ivy VIP Science and Technology)
Macquarie VIP Small Cap Growth Series
(formerly, Delaware Ivy VIP Small Cap Growth)
Macquarie VIP Smid Cap Core Series
(formerly, Delaware Ivy VIP Smid Cap Core)
Financial statements and other information
For the six months ended June 30, 2024

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Series are governed by US laws and regulations.
Unless otherwise noted, views expressed herein are current as of June 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Series are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.
The Series are advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Consolidated schedules of investments
Macquarie VIP Asset Strategy Series
June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.18%
Fannie Mae REMICs
Series 2015-18 NS 0.67% (6.01% plus SOFR, Cap 6.12%) 4/25/45 Σ, =, •	903,549	$ 83,682
Series 2015-37 SB 0.17% (5.51% plus SOFR, Cap 5.62%) 6/25/45 Σ, =, •	1,824,639	147,658
Series 2016-48 US 0.65% (5.99% plus SOFR, Cap 6.10%) 8/25/46 Σ, =, •	1,975,438	110,668
Series 2017-33 AI 4.50% 5/25/47 Σ, =	838,463	105,984
Series 2019-13 IP 5.00% 3/25/49 Σ, =	594,924	106,644
Series 4740 SB 0.702% (6.04% plus SOFR, Cap 6.15%) 11/15/47 Σ, =, •	937,544	85,901

Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 7.185% (SOFR + 1.85%) 11/25/43 #, •	389,041	394,325
Total Agency Collateralized Mortgage Obligations (cost $1,747,503)		1,034,862

Agency Commercial Mortgage-Backed Securities — 0.76%
Fannie Mae Series 2017-M2 A2 2.919% 2/25/27 •	1,190,259	1,132,702
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103 X1 0.757% 11/25/29 =, ♦, •	2,010,630	55,835
Series K115 X1 1.424% 6/25/30 =, ♦, •	1,782,680	108,831
FREMF Mortgage Trust
Series 2016-K60 B 144A 3.663% 12/25/49 #, •	2,751,000	2,629,136
Series 2018-K73 B 144A 3.982% 2/25/51 #, •	600,000	566,402
Total Agency Commercial Mortgage-Backed Securities (cost $4,984,715)		4,492,906

Agency Mortgage-Backed Securities — 8.96%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	815,066	721,573
2.50% 4/1/36	1,595,130	1,451,710
3.00% 11/1/33	277,600	262,099
5.50% 10/1/38	510,526	511,631
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.00% 6/1/50	2,589,366	$ 2,047,195
2.00% 3/1/51	2,491,604	1,957,162
2.50% 8/1/50	477,743	398,739
2.50% 2/1/52	812,144	665,769
3.00% 8/1/50	657,427	568,044
3.00% 12/1/51	885,693	763,745
3.00% 2/1/52	1,935,773	1,659,459
3.00% 6/1/52	806,358	691,618
3.50% 1/1/48	270,967	245,603
3.50% 6/1/52	5,594,717	4,955,388
3.50% 9/1/52	1,317,382	1,177,388
4.00% 3/1/47	1,646,252	1,540,334
4.00% 5/1/51	86,392	80,308
4.50% 9/1/52	1,033,118	975,460
4.50% 10/1/52	1,800,023	1,699,426
4.50% 2/1/53	1,820,386	1,717,029
5.00% 8/1/53	758,702	737,308
5.50% 10/1/52	1,160,486	1,149,032
5.50% 11/1/52	818,366	813,237
5.50% 3/1/53	1,528,799	1,509,264
5.50% 7/1/53	148,974	146,948
6.00% 12/1/52	1,150,212	1,157,759
6.00% 5/1/53	391,000	394,342
6.00% 6/1/53	83,686	84,060
6.00% 7/1/53	397,424	405,586
6.00% 9/1/53	527,559	529,184
Freddie Mac S.F. 20 yr
2.00% 8/1/42	1,888,558	1,590,218
2.50% 2/1/42	826,836	713,280
2.50% 3/1/42	496,548	428,016
3.00% 3/1/37	640,621	587,018
Freddie Mac S.F. 30 yr
2.50% 11/1/51	3,321,989	2,767,650
2.50% 12/1/51	448,388	372,333
2.50% 1/1/52	1,369,234	1,130,946
2.50% 5/1/52	520,458	425,293
3.00% 1/1/52	1,383,990	1,178,449
4.00% 8/1/52	868,821	800,394
4.00% 9/1/52	1,210,566	1,112,164
4.50% 7/1/52	105,556	99,714
4.50% 9/1/52	1,429,563	1,349,676
4.50% 10/1/52	1,374,004	1,296,373
5.00% 9/1/52	959,779	935,249
5.00% 6/1/53	2,384,201	2,304,463
5.50% 9/1/52	929,908	921,685
5.50% 11/1/52	710,289	704,906
5.50% 3/1/53	350,578	348,561
5.50% 9/1/53	720,098	716,530
GNMA II S.F. 30 yr
3.00% 12/20/51	456,982	398,444

Consolidated schedules of investments
Macquarie VIP Asset Strategy Series
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
3.00% 1/20/52	422,371	$ 367,972
5.00% 9/20/52	647,027	630,628
5.50% 2/20/54	447,727	446,915
Total Agency Mortgage-Backed Securities (cost $54,372,835)		52,643,277

Corporate Bonds — 8.76%
Banking — 2.26%
Bank of America
4.375% 1/27/27 μ, ψ	45,000	42,671
5.819% 9/15/29 μ	344,000	351,266
6.204% 11/10/28 μ	380,000	391,464

Barclays 7.385% 11/2/28 μ	200,000	210,806
BPCE 144A 5.936% 5/30/35 #, μ	250,000	249,122
Citibank
5.438% 4/30/26	250,000	250,965
5.488% 12/4/26	320,000	321,863

Citizens Bank 6.064% 10/24/25 μ	750,000	749,654
Credit Agricole
144A 5.365% 3/11/34 #	255,000	251,888
144A 6.316% 10/3/29 #, μ	430,000	441,806
Deutsche Bank
3.729% 1/14/32 μ	248,000	209,197
6.72% 1/18/29 μ	200,000	206,474
6.819% 11/20/29 μ	335,000	348,511
7.146% 7/13/27 μ	150,000	153,682

Fifth Third Bancorp 6.361% 10/27/28 μ	627,000	640,902
Fifth Third Bank 5.852% 10/27/25 μ	250,000	249,803
Goldman Sachs Group
5.727% 4/25/30 μ	145,000	147,607
5.851% 4/25/35 μ	170,000	174,204
6.484% 10/24/29 μ	235,000	245,397

Huntington Bancshares 6.208% 8/21/29 μ	230,000	234,891
Huntington National Bank
4.552% 5/17/28 μ	255,000	248,560
5.65% 1/10/30	250,000	250,339

ING Groep 6.083% 9/11/27 μ	200,000	202,309
JPMorgan Chase & Co.
5.012% 1/23/30 μ	170,000	168,730
5.571% 4/22/28 μ	190,000	191,579
5.766% 4/22/35 μ	360,000	369,501
6.254% 10/23/34 μ	88,000	93,382
KeyBank
4.15% 8/8/25	470,000	461,021
5.85% 11/15/27	80,000	79,763

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

KeyCorp 6.401% 3/6/35 μ	130,000	$ 131,863
Lloyds Banking Group 5.721% 6/5/30 μ	200,000	201,709
Morgan Stanley
2.484% 9/16/36 μ	1,470,000	1,163,522
5.831% 4/19/35 μ	619,000	634,757
6.138% 10/16/26 μ	135,000	135,929
6.296% 10/18/28 μ	224,000	231,192
6.407% 11/1/29 μ	155,000	161,762
6.627% 11/1/34 μ	210,000	226,891
PNC Financial Services Group
5.676% 1/22/35 μ	145,000	145,836
6.875% 10/20/34 μ	245,000	267,141

Popular 7.25% 3/13/28	130,000	133,616
State Street 4.993% 3/18/27	215,000	214,794
SVB Financial Group 4.57% 4/29/33 ‡	387,000	232,815
US Bancorp
2.491% 11/3/36 μ	1,245,000	980,594
4.653% 2/1/29 μ	167,000	163,461
5.384% 1/23/30 μ	65,000	65,187
5.678% 1/23/35 μ	145,000	145,613
5.727% 10/21/26 μ	37,000	37,076
6.787% 10/26/27 μ	95,000	97,839
		13,308,954
Basic Industry — 0.28%
Celanese US Holdings 6.05% 3/15/25	109,000	109,159
Freeport-McMoRan 5.45% 3/15/43	200,000	190,111
LYB International Finance III
3.625% 4/1/51	165,000	113,583
5.50% 3/1/34	290,000	287,055

Sherwin-Williams 2.90% 3/15/52	710,000	444,457
Suzano Austria 2.50% 9/15/28	600,000	527,104
		1,671,469
Brokerage — 0.16%
Jefferies Financial Group
2.625% 10/15/31	630,000	508,704
5.875% 7/21/28	213,000	215,215
6.05% 3/12/25	205,000	204,885
		928,804
Capital Goods — 0.23%
Amphenol
2.20% 9/15/31	100,000	82,137
5.05% 4/5/27	95,000	94,949
5.25% 4/5/34	105,000	104,710

Boeing 2.196% 2/4/26	385,000	362,033
Northrop Grumman 5.20% 6/1/54	265,000	248,335

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

Standard Industries 144A 4.375% 7/15/30 #	483,000	$ 436,802
		1,328,966
Communications — 0.82%
American Tower
2.30% 9/15/31	575,000	469,365
5.20% 2/15/29	130,000	129,598
5.45% 2/15/34	115,000	114,043

Charter Communications Operating 3.85% 4/1/61	1,625,000	949,871
Comcast 1.50% 2/15/31	2,000,000	1,606,892
Crown Castle 1.05% 7/15/26	415,000	379,982
Frontier Communications Holdings 144A 5.00% 5/1/28 #	210,000	198,055
Rogers Communications
5.00% 2/15/29	245,000	242,029
5.30% 2/15/34	270,000	265,037

Sprint Capital 6.875% 11/15/28	255,000	270,510
T-Mobile USA 5.75% 1/15/34	95,000	97,702
Verizon Communications 2.875% 11/20/50	135,000	84,996
		4,808,080
Consumer Cyclical — 0.65%
Alibaba Group Holding 2.125% 2/9/31	500,000	413,301
Aptiv 3.10% 12/1/51	400,000	244,497
Carnival 144A 4.00% 8/1/28 #	285,000	267,827
Ford Motor Credit
5.80% 3/5/27	200,000	200,085
5.80% 3/8/29	200,000	199,392
6.125% 3/8/34	200,000	197,961
6.95% 6/10/26	200,000	203,922
General Motors
5.40% 4/1/48	170,000	152,232
5.95% 4/1/49	57,000	55,360
General Motors Financial
5.60% 6/18/31	80,000	79,429
5.95% 4/4/34	80,000	80,100
Home Depot
1.875% 9/15/31	1,000,000	814,463
4.85% 6/25/31	60,000	59,546
4.875% 6/25/27	70,000	69,877
4.95% 6/25/34	185,000	183,143
Hyundai Capital America
144A 5.275% 6/24/27 #	105,000	104,571
144A 5.40% 6/24/31 #	115,000	114,073

VICI Properties 4.95% 2/15/30	370,000	357,228
		3,797,007
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical — 0.56%
AbbVie
4.95% 3/15/31	1,520,000	$ 1,516,551
5.35% 3/15/44	95,000	93,976
Amgen
5.15% 3/2/28	115,000	115,004
5.25% 3/2/33	48,000	47,884

Cardinal Health 5.125% 2/15/29	215,000	214,538
HCA
3.50% 7/15/51	139,000	92,995
5.45% 4/1/31	125,000	124,945
6.00% 4/1/54	175,000	173,027

Nestle Holdings 144A 1.875% 9/14/31 #	1,000,000	822,233
Zoetis 5.40% 11/14/25	65,000	64,974
		3,266,127
Electric — 1.08%
AEP Texas 5.40% 6/1/33	75,000	73,074
Appalachian Power 4.50% 8/1/32	350,000	323,868
Berkshire Hathaway Energy 2.85% 5/15/51	160,000	97,631
Constellation Energy Generation 5.75% 3/15/54	220,000	213,401
DTE Energy 5.10% 3/1/29	185,000	183,552
Duke Energy Carolinas 4.95% 1/15/33	150,000	147,522
Exelon 5.45% 3/15/34	95,000	94,374
Fells Point Funding Trust 144A 3.046% 1/31/27 #	385,000	362,674
National Rural Utilities Cooperative Finance 5.80% 1/15/33	30,000	30,850
Nevada Power 5.90% 5/1/53	260,000	260,267
NextEra Energy Capital Holdings
5.55% 3/15/54	375,000	359,134
5.749% 9/1/25	445,000	446,121

Oglethorpe Power 6.20% 12/1/53	45,000	46,215
Pacific Gas & Electric 3.00% 6/15/28	1,154,000	1,055,591
PacifiCorp
5.10% 2/15/29	45,000	44,986
5.45% 2/15/34	80,000	79,059
5.80% 1/15/55	75,000	72,684

Southern 5.70% 10/15/32	205,000	209,229
Southern California Edison 5.20% 6/1/34	175,000	170,945
Virginia Electric and Power 2.45% 12/15/50	2,500,000	1,404,683
Vistra Operations
144A 5.125% 5/13/25 #	384,000	381,959
144A 6.00% 4/15/34 #	80,000	80,245

Consolidated schedules of investments
Macquarie VIP Asset Strategy Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Vistra Operations
144A 6.95% 10/15/33 #	200,000	$ 214,199
		6,352,263
Energy — 0.95%
BP Capital Markets America
2.721% 1/12/32	215,000	182,720
2.939% 6/4/51	555,000	352,615
4.812% 2/13/33	105,000	101,843
5.227% 11/17/34	135,000	134,043

Cheniere Energy Partners 4.50% 10/1/29	240,000	228,784
ConocoPhillips 5.05% 9/15/33	445,000	441,302
Diamondback Energy
5.20% 4/18/27	90,000	90,046
5.40% 4/18/34	80,000	79,234
5.75% 4/18/54	350,000	339,541
Enbridge
5.25% 4/5/27	180,000	180,039
5.75% 7/15/80 μ	80,000	75,615
6.70% 11/15/53	105,000	114,744
Energy Transfer
5.95% 5/15/54	145,000	141,287
6.05% 9/1/54	500,000	493,364
6.10% 12/1/28	350,000	360,889
Enterprise Products Operating
3.30% 2/15/53	615,000	414,529
5.35% 1/31/33	45,000	45,401

Galaxy Pipeline Assets Bidco 144A 2.625% 3/31/36 #	500,000	407,115
Kinder Morgan 5.00% 2/1/29	70,000	69,238
Occidental Petroleum 6.125% 1/1/31	270,000	276,522
ONEOK
5.65% 11/1/28	70,000	71,077
6.05% 9/1/33	64,000	65,923

Targa Resources Partners 5.00% 1/15/28	770,000	754,710
TotalEnergies Capital 5.488% 4/5/54	160,000	157,900
		5,578,481
Finance Companies — 0.59%
AerCap Ireland Capital DAC 2.45% 10/29/26	2,155,000	2,010,993
Air Lease
4.125% 12/15/26 μ, ψ	605,000	548,410
4.625% 10/1/28	153,000	148,426
5.10% 3/1/29	111,000	109,865
Aviation Capital Group
144A 3.50% 11/1/27 #	495,000	463,603
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Aviation Capital Group
144A 5.375% 7/15/29 #	180,000	$ 177,959
		3,459,256
Insurance — 0.58%
Aon 5.00% 9/12/32	635,000	618,050
Aon North America
5.30% 3/1/31	295,000	294,293
5.75% 3/1/54	50,000	48,947
Athene Holding
3.45% 5/15/52	385,000	246,424
3.95% 5/25/51	175,000	125,340
6.25% 4/1/54	105,000	105,159
Elevance Health
5.15% 6/15/29	180,000	180,524
5.375% 6/15/34	480,000	482,461
UnitedHealth Group
4.50% 4/15/33	598,000	571,781
4.90% 4/15/31	545,000	540,134
5.375% 4/15/54	185,000	179,848
		3,392,961
Natural Gas — 0.13%
Atmos Energy
2.85% 2/15/52	150,000	92,887
5.75% 10/15/52	270,000	273,576
Engie
144A 5.25% 4/10/29 #	200,000	199,732
144A 5.625% 4/10/34 #	200,000	199,179
		765,374
Real Estate Investment Trusts — 0.05%
Extra Space Storage 5.40% 2/1/34	310,000	303,642
		303,642
Technology — 0.39%
Apple
1.40% 8/5/28	155,000	136,478
2.40% 8/20/50	3,000	1,819
2.65% 2/8/51	2,000,000	1,265,647

CDW 3.276% 12/1/28	555,000	504,831
Entegris 144A 4.75% 4/15/29 #	150,000	143,629
Oracle
3.60% 4/1/50	286,000	200,350
4.65% 5/6/30	70,000	68,619
		2,321,373
Transportation — 0.03%
ERAC USA Finance
144A 4.90% 5/1/33 #	105,000	102,235

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
ERAC USA Finance
144A 5.00% 2/15/29 #	95,000	$ 94,786
		197,021
Total Corporate Bonds (cost $54,962,713)		51,479,778

Government Agency Obligations — 0.13%
Aeropuerto Internacional de Tocumen 144A 4.00% 8/11/41 #	500,000	377,100
Comision Federal de Electricidad 144A 3.875% 7/26/33 #	500,000	400,118
Total Government Agency Obligations (cost $1,000,000)		777,218

Non-Agency Asset-Backed Securities — 0.94%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	550,000	549,341
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	200,000	199,962
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	999,581
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	996,084
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	775,000	778,066
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,008,751
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	1,000,000	998,904
Total Non-Agency Asset-Backed Securities (cost $5,524,376)		5,530,689

Non-Agency Collateralized Mortgage Obligations — 0.43%
Connecticut Avenue Securities Trust Series 2023-R08 1M1 144A 6.835% (SOFR + 1.50%) 10/25/43 #, •	1,420,667	1,429,625
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, φ	1,164,657	$ 1,118,458
Total Non-Agency Collateralized Mortgage Obligations (cost $2,532,828)		2,548,083

Non-Agency Commercial Mortgage-Backed Securities — 1.93%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	1,465,000	1,283,988
Series 2020-BN25 A5 2.649% 1/15/63	1,000,000	864,010

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,000,000	841,528
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	2,000,000	1,629,144
Series 2021-B24 A5 2.584% 3/15/54	2,000,000	1,654,504
Series 2021-B25 A5 2.577% 4/15/54	2,000,000	1,628,286

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	2,000,000	1,752,721
GS Mortgage Securities Trust Series 2020-GC47 A5 2.377% 5/12/53	2,000,000	1,699,883
Total Non-Agency Commercial Mortgage-Backed Securities (cost $11,640,526)		11,354,064

Sovereign BondsΔ — 0.14%
Mexico — 0.07%
Mexico Government International Bond 5.00% 4/27/51	500,000	401,609
		401,609
Peru — 0.07%
Peruvian Government International Bond 3.00% 1/15/34	500,000	406,654
		406,654
Total Sovereign Bonds (cost $1,076,129)		808,263

US Treasury Obligations — 8.43%
US Treasury Bonds
2.375% 2/15/42	6,220,000	4,529,910
3.00% 2/15/49	560,000	424,288
3.875% 2/15/43	1,595,000	1,442,229

Consolidated schedules of investments
Macquarie VIP Asset Strategy Series
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
4.25% 2/15/54	2,305,000	$ 2,195,332
4.375% 2/15/38	3,240,000	3,235,570
US Treasury Floating Rate Notes
5.46% (USBMMY3M + 0.15%) 4/30/26 •	8,950,000	8,951,735
5.545% (USBMMY3M + 0.25%) 1/31/26 •	5,085,000	5,093,309
US Treasury Notes
4.00% 2/15/34	3,150,000	3,058,207
4.25% 3/31/29	975,000	965,231
4.375% 5/15/34	5,945,000	5,947,322
4.50% 4/15/27	590,000	589,193
4.50% 9/30/28	1,080,000	1,089,302
4.50% 5/31/29	9,550,000	9,616,402
4.50% 5/31/31	1,100,000	1,118,047
5.125% 9/30/25	1,280,000	1,279,600
Total US Treasury Obligations (cost $51,121,811)		49,535,677
	Number of shares
Common Stocks — 60.77%
Communication Services — 6.72%
Alphabet Class A	75,251	13,706,970
Deutsche Telekom	238,328	5,992,973
Meta Platforms Class A	10,976	5,534,319
Netflix †	8,637	5,828,939
Pinterest Class A †	95,485	4,208,024
Sea ADR †	59,055	4,217,708
		39,488,933
Consumer Discretionary — 6.21%
Amazon.com †	65,042	12,569,414
Darden Restaurants	31,306	4,737,224
DraftKings Class A †	60,517	2,309,934
Ferrari	12,936	5,274,145
Home Depot	20,519	7,063,461
LVMH Moet Hennessy Louis Vuitton	5,959	4,554,046
Media Group Holdings Series H <<, =, †	31,963	18,881
Media Group Holdings Series T <<, =, †	4,006	0
		36,527,105
Consumer Staples — 3.76%
BJ's Wholesale Club Holdings †	44,758	3,931,543
Casey's General Stores	18,020	6,875,711
Coca-Cola	83,006	5,283,332
COTA Series B =, †, π	73	0
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
Procter & Gamble	36,519	$ 6,022,713
		22,113,299
Energy — 2.49%
Canadian Natural Resources	122,812	4,372,107
ConocoPhillips	39,914	4,565,363
Schlumberger	54,269	2,560,412
Shell	87,212	3,137,763
		14,635,645
Financials — 9.09%
Adyen 144A #, †	2,767	3,298,766
Aon Class A	12,067	3,542,630
Banco do Brasil	887,340	4,227,091
Blue Owl Capital	230,371	4,089,085
BNP Paribas	78,874	5,028,506
Discover Financial Services	33,205	4,343,546
HDFC Bank	336,941	6,803,673
Intercontinental Exchange	36,124	4,945,014
KB Financial Group	72,865	4,155,396
Mastercard Class A	17,331	7,645,744
Mitsubishi UFJ Financial Group	498,200	5,353,893
		53,433,344
Healthcare — 7.49%
AstraZeneca	30,408	4,749,492
Danaher	17,026	4,253,946
Eli Lilly & Co.	10,254	9,283,767
Genmab †	16,469	4,126,769
Hoya	47,700	5,545,581
Thermo Fisher Scientific	7,252	4,010,356
UnitedHealth Group	11,971	6,096,351
Vertex Pharmaceuticals †	12,659	5,933,526
		43,999,788
Industrials — 6.65%
Airbus	38,291	5,259,653
CSX	137,306	4,592,886
Howmet Aerospace	77,739	6,034,879
Ingersoll Rand	62,782	5,703,117
ITOCHU	93,600	4,569,174
Siemens	22,366	4,161,092
Thales	27,256	4,363,877
Vinci	41,743	4,398,045
		39,082,723
Information Technology — 16.41%
Apple	50,521	10,640,733
KLA	9,939	8,194,805
Lam Research	5,209	5,546,804
Microchip Technology	63,838	5,841,177
Microsoft	47,567	21,260,071
NVIDIA	128,418	15,864,760

	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Salesforce	28,964	$ 7,446,644
SAP	31,302	6,353,255
Synopsys †	6,533	3,887,527
Taiwan Semiconductor Manufacturing	383,450	11,417,866
		96,453,642
Materials — 0.81%
Mondi	247,899	4,758,510
		4,758,510
Utilities — 1.14%
NTPC	1,474,551	6,690,408
		6,690,408
Total Common Stocks (cost $297,334,244)		357,183,397

Preferred Stock — 0.39%
Petroleo Brasileiro 14.18% ω	340,469	2,317,462
Total Preferred Stock (cost $2,068,960)		2,317,462

Exchange-Traded Funds — 1.46%
iShares Core MSCI Europe ETF	36,583	2,083,402
Vanguard S&P 500 ETF	13,002	6,502,690
Total Exchange-Traded Funds (cost $8,598,299)		8,586,092
	Troy Ounces
Bullion — 4.22%
Gold	10,663	24,793,005
Total Bullion (cost $12,870,226)		24,793,005
	Number of shares
Short-Term Investments — 2.46%
Money Market Mutual Funds — 2.46%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	3,613,191	3,613,191
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	3,613,191	3,613,191
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	3,613,191	$ 3,613,191
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	3,613,191	3,613,191
Total Short-Term Investments (cost $14,452,764)		14,452,764
Total Value of Securities—99.96% (cost $524,287,929)		$587,537,537
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $18,123,249, which represents 3.08% of the Series’ net assets. See Note 11 in “Notes to financial statements.”
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.

Consolidated schedules of investments
Macquarie VIP Asset Strategy Series
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
φ	Step coupon bond. Stated rate in effect at June 30, 2024 through maturity date.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $0, which represented 0.00% of the Series' net assets. See table to the right for additional details on restricted securities.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
COTA Series B	9/11/14	$1,618,843	$—

The following forward foreign currency exchange contracts and futures contracts were outstanding at June 30, 2024:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	AUD	(1,400,000)	USD	933,049	8/23/24	$—	$(2,339)
JPMCB	AUD	1,400,000	USD	(936,873)	8/23/24	—	(1,485)
JPMCB	JPY	138,160,000	USD	(897,200)	8/23/24	—	(30,809)
JPMCB	JPY	(138,160,000)	USD	877,470	8/23/24	11,080	—
Total Forward Foreign Currency Exchange Contracts						$11,080	$(34,633)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
5	US Treasury 10 yr Notes	$549,922	$545,104	9/19/24	$4,818	$—	$(1,328)
(16)	US Treasury 10 yr Ultra Notes	(1,816,500)	(1,798,835)	9/19/24	—	(17,665)	7,750
62	US Treasury Long Bonds	7,335,375	7,427,829	9/19/24	—	(92,454)	(62,000)
3	US Treasury Ultra Bonds	376,031	371,890	9/19/24	4,141	—	(4,969)
Total Futures Contracts			$6,545,988		$8,959	$(110,119)	$(60,547)
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Series’ net assets.
[1]	See Note 8 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily

Summary of abbreviations: (continued)
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
MSCI – Morgan Stanley Capital International
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
JPY – Japanese Yen
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Balanced Series
June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.65%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	258,688	$ 251,618
Series 2016-71 NB 3.00% 10/25/46	377,315	343,664

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	212,635	200,229
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 7.385% (SOFR + 2.05%) 12/25/33 #, •	478,442	488,272
Series 2023-HQA3 A1 144A 7.185% (SOFR + 1.85%) 11/25/43 #, •	145,891	147,872

Vendee Mortgage Trust Series 1997-1 3A 8.293% 12/15/26	4,440	4,435
Total Agency Collateralized Mortgage Obligations (cost $1,488,010)		1,436,090

Agency Mortgage-Backed Securities — 9.59%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	310,761	275,115
2.50% 8/1/36	307,758	278,374
3.00% 11/1/33	105,993	100,074
5.50% 10/1/38	194,204	194,624
Fannie Mae S.F. 20 yr
2.00% 5/1/41	209,809	175,488
4.00% 9/1/42	301,362	281,043
Fannie Mae S.F. 30 yr
2.00% 6/1/50	105,249	83,212
2.00% 3/1/51	777,435	610,678
2.00% 9/1/51	564,722	443,323
2.50% 8/1/50	176,199	147,061
2.50% 11/1/51	92,451	76,065
2.50% 1/1/52	105,477	86,418
2.50% 2/1/52	339,871	280,227
2.50% 4/1/52	329,885	271,216
3.00% 12/1/51	543,549	468,709
3.00% 5/1/52	363,460	311,579
3.00% 6/1/52	293,568	251,795
3.50% 1/1/48	20,622	18,691
3.50% 7/1/50	1,241,657	1,119,054
3.50% 8/1/51	397,227	354,264
3.50% 1/1/52	175,847	155,902
3.50% 6/1/52	94,493	83,695
3.50% 9/1/52	780,055	697,161
4.00% 5/1/51	23,087	21,462
4.00% 6/1/52	185,233	169,629
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 5/1/49	175,589	$ 167,729
4.50% 1/1/50	193,196	187,461
4.50% 10/1/52	1,391,577	1,313,806
4.50% 2/1/53	197,706	186,481
5.00% 8/1/53	388,240	376,995
5.50% 10/1/52	477,285	472,574
5.50% 11/1/52	262,712	261,066
5.50% 7/1/53	64,771	63,890
6.00% 12/1/52	334,686	336,882
6.00% 5/1/53	158,000	159,350
6.00% 6/1/53	132,135	132,727
6.00% 7/1/53	152,784	155,921
6.00% 9/1/53	254,492	255,275
Freddie Mac S.F. 20 yr
2.00% 3/1/41	766,913	647,767
2.50% 2/1/42	333,993	288,123
2.50% 3/1/42	241,084	207,810
3.00% 3/1/37	245,303	224,778
Freddie Mac S.F. 30 yr
2.00% 2/1/52	238,675	186,818
2.00% 3/1/52	380,215	297,879
2.50% 11/1/50	54,066	44,950
2.50% 12/1/51	164,886	136,918
2.50% 1/1/52	1,323,871	1,094,688
2.50% 5/1/52	220,746	180,383
3.00% 8/1/51	31,891	27,403
3.00% 1/1/52	1,036,516	882,580
3.50% 4/1/52	164,053	145,965
4.00% 9/1/49	250,622	233,748
4.00% 8/1/52	694,703	639,990
4.00% 9/1/52	399,775	366,988
4.50% 7/1/52	21,630	20,433
4.50% 9/1/52	626,261	591,261
4.50% 10/1/52	458,001	432,124
5.00% 9/1/52	392,551	382,519
5.00% 6/1/53	903,803	873,575
5.50% 9/1/52	297,966	295,434
5.50% 11/1/52	200,925	199,403
5.50% 3/1/53	290,101	288,432
5.50% 9/1/53	275,678	274,312
GNMA II S.F. 30 yr
3.00% 12/20/51	154,720	134,901
3.00% 1/20/52	214,023	186,458
5.00% 9/20/52	206,554	201,319
5.50% 5/20/53	499,093	495,496
5.50% 2/20/54	199,636	199,274
Total Agency Mortgage-Backed Securities (cost $22,178,465)		21,206,745

	Principal amount°	Value (US $)
Corporate Bonds — 9.19%
Banking — 2.44%
Bank of America
2.482% 9/21/36 μ	330,000	$ 263,346
5.819% 9/15/29 μ	142,000	144,999
6.204% 11/10/28 μ	300,000	309,050

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	235,000	231,443
Barclays 7.385% 11/2/28 μ	200,000	210,806
Citizens Bank 6.064% 10/24/25 μ	250,000	249,885
Credit Agricole 144A 6.316% 10/3/29 #, μ	250,000	256,864
Deutsche Bank 6.819% 11/20/29 μ	245,000	254,881
Fifth Third Bancorp 6.361% 10/27/28 μ	35,000	35,776
Fifth Third Bank 5.852% 10/27/25 μ	250,000	249,803
Goldman Sachs Group
5.727% 4/25/30 μ	65,000	66,169
5.851% 4/25/35 μ	75,000	76,855
6.484% 10/24/29 μ	295,000	308,051

Huntington Bancshares 6.208% 8/21/29 μ	90,000	91,914
Huntington National Bank 4.552% 5/17/28 μ	250,000	243,686
JPMorgan Chase & Co.
5.00% 11/1/24 μ, ψ	337,000	336,247
5.012% 1/23/30 μ	75,000	74,440
5.571% 4/22/28 μ	85,000	85,707
5.766% 4/22/35 μ	145,000	148,827
6.254% 10/23/34 μ	34,000	36,079

KeyBank 5.85% 11/15/27	280,000	279,169
Morgan Stanley
2.484% 9/16/36 μ	110,000	87,066
5.831% 4/19/35 μ	137,000	140,487
6.138% 10/16/26 μ	150,000	151,032
6.296% 10/18/28 μ	88,000	90,826
6.407% 11/1/29 μ	90,000	93,926
6.627% 11/1/34 μ	80,000	86,435
PNC Financial Services Group
5.676% 1/22/35 μ	60,000	60,346
6.875% 10/20/34 μ	165,000	179,911

Popular 7.25% 3/13/28	50,000	51,391
State Street 4.993% 3/18/27	95,000	94,909
SVB Financial Group 4.57% 4/29/33 ‡	182,000	109,489
US Bancorp
4.653% 2/1/29 μ	68,000	66,559
5.384% 1/23/30 μ	30,000	30,086
5.678% 1/23/35 μ	65,000	65,275
6.787% 10/26/27 μ	130,000	133,885
		5,395,620
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry — 0.12%
Freeport-McMoRan 5.45% 3/15/43	100,000	$ 95,055
LYB International Finance III
3.625% 4/1/51	70,000	48,187
5.50% 3/1/34	125,000	123,731
		266,973
Brokerage — 0.29%
Jefferies Financial Group
5.875% 7/21/28	201,000	203,090
6.05% 3/12/25	90,000	89,950

National Securities Clearing 144A 1.50% 4/23/25 #	350,000	339,384
		632,424
Capital Goods — 0.20%
Amphenol 5.05% 4/5/27	40,000	39,979
Boeing 2.196% 2/4/26	175,000	164,560
Northrop Grumman 5.20% 6/1/54	115,000	107,768
Standard Industries 144A 4.375% 7/15/30 #	139,000	125,705
		438,012
Communications — 0.95%
American Tower
2.30% 9/15/31	245,000	199,990
5.20% 2/15/29	55,000	54,830
5.45% 2/15/34	50,000	49,584

AT&T 3.50% 9/15/53	215,000	146,064
CCO Holdings 144A 4.25% 1/15/34 #	225,000	170,973
Charter Communications Operating 3.85% 4/1/61	315,000	184,129
Comcast 3.45% 2/1/50	675,000	476,723
Frontier Communications Holdings 144A 5.00% 5/1/28 #	80,000	75,450
Rogers Communications
5.00% 2/15/29	105,000	103,727
5.30% 2/15/34	115,000	112,886

Sprint Capital 6.875% 11/15/28	110,000	116,690
T-Mobile USA
3.875% 4/15/30	290,000	271,169
5.75% 1/15/34	35,000	35,995

Verizon Communications 2.875% 11/20/50	160,000	100,736
		2,098,946
Consumer Cyclical — 0.35%
Carnival 144A 4.00% 8/1/28 #	80,000	75,179
Ford Motor Credit 6.95% 6/10/26	200,000	203,922
General Motors
5.40% 4/1/48	73,000	65,371
5.95% 4/1/49	24,000	23,310

Schedules of investments
Macquarie VIP Balanced Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial
5.60% 6/18/31	30,000	$ 29,786
5.95% 4/4/34	35,000	35,044
Home Depot
4.85% 6/25/31	25,000	24,811
4.875% 6/25/27	30,000	29,947
4.95% 6/25/34	75,000	74,247
Hyundai Capital America
144A 5.275% 6/24/27 #	45,000	44,816
144A 5.40% 6/24/31 #	45,000	44,637

VICI Properties 4.95% 2/15/30	140,000	135,167
		786,237
Consumer Non-Cyclical — 0.50%
AbbVie
4.95% 3/15/31	110,000	109,751
5.35% 3/15/44	40,000	39,569

Amgen 5.15% 3/2/28	295,000	295,010
Cardinal Health 5.125% 2/15/29	95,000	94,796
HCA
3.50% 7/15/51	53,000	35,459
5.45% 4/1/31	55,000	54,976
6.00% 4/1/54	75,000	74,154

Merck & Co. 2.75% 12/10/51	250,000	156,444
Royalty Pharma 5.90% 9/2/54	259,000	249,398
		1,109,557
Electric — 1.31%
AEP Texas 5.40% 6/1/33	30,000	29,230
Appalachian Power 4.50% 8/1/32	190,000	175,814
Berkshire Hathaway Energy 2.85% 5/15/51	260,000	158,650
Commonwealth Edison 2.20% 3/1/30	350,000	300,498
Constellation Energy Generation 5.75% 3/15/54	95,000	92,150
DTE Energy 5.10% 3/1/29	80,000	79,374
Duke Energy Carolinas 4.95% 1/15/33	230,000	226,200
Entergy
2.80% 6/15/30	235,000	205,394
3.75% 6/15/50	125,000	88,525

Exelon 5.45% 3/15/34	35,000	34,770
Fells Point Funding Trust 144A 3.046% 1/31/27 #	165,000	155,432
Florida Power & Light 3.15% 10/1/49	425,000	289,588
NextEra Energy Capital Holdings
5.55% 3/15/54	155,000	148,442
5.749% 9/1/25	195,000	195,491
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Oglethorpe Power
3.75% 8/1/50	95,000	$ 67,436
5.05% 10/1/48	185,000	162,883
6.20% 12/1/53	20,000	20,540
PacifiCorp
5.10% 2/15/29	20,000	19,994
5.45% 2/15/34	35,000	34,588
5.80% 1/15/55	30,000	29,074

Southern California Edison 5.20% 6/1/34	75,000	73,262
Vistra Operations
144A 6.00% 4/15/34 #	35,000	35,107
144A 6.95% 10/15/33 #	250,000	267,749
		2,890,191
Energy — 1.28%
BP Capital Markets 4.875% 3/22/30 μ, ψ	135,000	127,695
BP Capital Markets America
4.812% 2/13/33	40,000	38,797
5.227% 11/17/34	55,000	54,610
Cheniere Energy Partners
4.50% 10/1/29	90,000	85,794
144A 5.75% 8/15/34 #	90,000	90,415
Diamondback Energy
5.20% 4/18/27	40,000	40,020
5.40% 4/18/34	115,000	113,898
5.75% 4/18/54	279,000	270,663
Enbridge
5.25% 4/5/27	80,000	80,017
5.70% 3/8/33	125,000	126,029
5.75% 7/15/80 μ	30,000	28,355
Energy Transfer
5.95% 5/15/54	60,000	58,464
6.10% 12/1/28	150,000	154,667
6.25% 4/15/49	140,000	139,394
6.50% 11/15/26 μ, ψ	120,000	118,662
Enterprise Products Operating
3.30% 2/15/53	130,000	87,624
5.35% 1/31/33	255,000	257,270
Kinder Morgan
5.00% 2/1/29	30,000	29,674
5.20% 6/1/33	170,000	165,048

Occidental Petroleum 6.125% 1/1/31	102,000	104,464
ONEOK 6.10% 11/15/32	180,000	186,130
Targa Resources Partners 5.00% 1/15/28	410,000	401,859
TotalEnergies Capital 5.488% 4/5/54	70,000	69,081
		2,828,630

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 0.34%
AerCap Ireland Capital DAC 6.50% 7/15/25	400,000	$ 403,170
Air Lease
4.625% 10/1/28	55,000	53,356
5.10% 3/1/29	39,000	38,601
Aviation Capital Group
144A 3.50% 11/1/27 #	190,000	177,949
144A 5.375% 7/15/29 #	75,000	74,149
		747,225
Insurance — 0.62%
Aon 5.00% 9/12/32	245,000	238,460
Aon North America
5.30% 3/1/31	130,000	129,688
5.75% 3/1/54	20,000	19,579

Athene Global Funding 144A 1.985% 8/19/28 #	60,000	52,260
Athene Holding
3.45% 5/15/52	150,000	96,009
3.95% 5/25/51	65,000	46,555
6.25% 4/1/54	45,000	45,068
Elevance Health
5.15% 6/15/29	70,000	70,204
5.375% 6/15/34	45,000	45,231

Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	500,000	380,303
UnitedHealth Group
4.50% 4/15/33	27,000	25,816
4.90% 4/15/31	225,000	222,991
		1,372,164
Natural Gas — 0.01%
Atmos Energy 2.85% 2/15/52	55,000	34,058
		34,058
Real Estate Investment Trusts — 0.28%
American Homes 4 Rent 3.625% 4/15/32	150,000	131,232
Extra Space Storage 2.35% 3/15/32	600,000	478,265
		609,497
Technology — 0.48%
Apple 2.70% 8/5/51	60,000	38,138
Broadcom 144A 3.469% 4/15/34 #	205,000	174,831
CDW 3.276% 12/1/28	35,000	31,836
Entegris 144A 4.75% 4/15/29 #	55,000	52,664
Oracle
3.60% 4/1/50	306,000	214,361
4.65% 5/6/30	25,000	24,507

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

TSMC Global 144A 1.75% 4/23/28 #	600,000	$ 534,839
		1,071,176
Transportation — 0.02%
ERAC USA Finance 144A 4.90% 5/1/33 #	40,000	38,947
		38,947
Total Corporate Bonds (cost $21,532,950)		20,319,657

Non-Agency Asset-Backed Securities — 1.19%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	225,000	224,730
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	100,000	99,981
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	500,000	499,791
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	996,084
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	300,000	301,187
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	500,000	499,452
Total Non-Agency Asset-Backed Securities (cost $2,624,768)		2,621,225

Non-Agency Collateralized Mortgage Obligations — 0.51%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 7.235% (SOFR + 1.90%) 12/25/41 #, •	250,000	252,971
Series 2023-R08 1M1 144A 6.835% (SOFR + 1.50%) 10/25/43 #, •	584,980	588,669

JPMorgan Mortgage Trust Series 2020-7 A3 144A 3.00% 1/25/51 #, •	350,350	294,105
Total Non-Agency Collateralized Mortgage Obligations (cost $1,139,599)		1,135,745

Non-Agency Commercial Mortgage-Backed Securities — 2.86%
BANK
Series 2021-BN32 A5 2.643% 4/15/54	730,000	619,813

Schedules of investments
Macquarie VIP Balanced Series
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2021-BN36 A5 2.47% 9/15/64	860,000	$ 713,679
Series 2022-BNK39 B 3.348% 2/15/55 •	100,000	82,050
Series 2022-BNK39 C 3.379% 2/15/55 •	45,000	34,511
Series 2022-BNK40 A4 3.506% 3/15/64 •	850,000	747,731
Series 2022-BNK40 B 3.506% 3/15/64 •	100,000	82,588

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	343,000	288,644
Benchmark Mortgage Trust
Series 2021-B24 A5 2.584% 3/15/54	750,000	620,439
Series 2021-B25 A5 2.577% 4/15/54	1,000,000	814,143
Series 2022-B32 A5 3.002% 1/15/55 •	1,000,000	833,212
Series 2022-B32 B 3.202% 1/15/55 •	100,000	77,678
Series 2022-B32 C 3.571% 1/15/55 •	125,000	93,471
Series 2022-B33 A5 3.458% 3/15/55	900,000	792,135
Series 2022-B33 B 3.735% 3/15/55 •	50,000	40,428
Series 2022-B33 C 3.735% 3/15/55 •	50,000	39,007

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	500,000	438,180
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,302,290)		6,317,709

US Treasury Obligations — 8.49%
US Treasury Bonds
2.375% 2/15/42	1,160,000	844,806
3.875% 2/15/43	1,445,000	1,306,596
4.25% 2/15/54	1,605,000	1,528,637
4.375% 2/15/38	285,000	284,610
4.625% 5/15/44	845,000	843,548

US Treasury Floating Rate Note 5.46% (USBMMY3M + 0.15%) 4/30/26 •	1,280,000	1,280,248
US Treasury Notes
4.00% 2/15/34	2,280,000	2,213,560
4.25% 3/31/29	3,450,000	3,415,433
4.375% 5/15/34	925,000	925,361
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.50% 5/15/27	240,000	$ 239,709
4.50% 5/31/29	4,735,000	4,767,923
4.50% 5/31/31	1,090,000	1,107,883
Total US Treasury Obligations (cost $19,108,338)		18,758,314
	Number of shares
Common Stocks — 60.68%
Communication Services — 5.48%
Alphabet Class A	24,898	4,535,171
Alphabet Class C	16,461	3,019,276
AT&T	83,288	1,591,634
Meta Platforms Class A	5,871	2,960,276
		12,106,357
Consumer Discretionary — 4.57%
Amazon.com †	27,226	5,261,424
AutoZone †	850	2,519,485
Home Depot	6,773	2,331,538
		10,112,447
Consumer Staples — 2.47%
Costco Wholesale	4,198	3,568,258
Procter & Gamble	11,423	1,883,881
		5,452,139
Energy — 1.14%
ConocoPhillips	18,838	2,154,691
Schlumberger	7,891	372,297
		2,526,988
Financials — 13.48%
Allstate	13,304	2,124,117
American Express	9,096	2,106,179
Aon Class A	5,584	1,639,351
Blackstone	14,449	1,788,786
Capital One Financial	25,377	3,513,446
CME Group	10,958	2,154,343
Fiserv †	20,558	3,063,964
JPMorgan Chase & Co.	10,712	2,166,609
KKR & Co.	38,555	4,057,528
Mastercard Class A	5,060	2,232,270
Morgan Stanley	31,034	3,016,194
Progressive	9,336	1,939,180
		29,801,967
Healthcare — 6.28%
Abbott Laboratories	23,529	2,444,898
Danaher	8,595	2,147,461
HCA Healthcare	12,161	3,907,086
UnitedHealth Group	7,394	3,765,469

	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Vertex Pharmaceuticals †	3,439	$ 1,611,928
		13,876,842
Industrials — 3.02%
Airbus ADR	52,608	1,801,298
Howmet Aerospace	36,112	2,803,375
Hubbell	1,934	706,838
United Rentals	2,124	1,373,654
		6,685,165
Information Technology — 20.68%
Apple	29,302	6,171,587
Applied Materials	15,763	3,719,910
Microchip Technology	20,895	1,911,893
Micron Technology	9,120	1,199,554
Microsoft	25,044	11,193,416
NVIDIA	58,636	7,243,891
Salesforce	6,447	1,657,524
SAP ADR	4,734	954,895
Seagate Technology Holdings	15,690	1,620,306
Taiwan Semiconductor Manufacturing ADR	22,395	3,892,475
TE Connectivity	21,270	3,199,646
Zebra Technologies Class A †	9,611	2,969,126
		45,734,223
Materials — 2.88%
Crown Holdings	21,183	1,575,803
Linde	6,443	2,827,253
Sherwin-Williams	6,609	1,972,324
		6,375,380
Utilities — 0.68%
NextEra Energy	21,159	1,498,269
		1,498,269
Total Common Stocks (cost $102,361,341)		134,169,777

Exchange-Traded Funds — 2.97%
iShares Latin America 40 ETF	24,616	609,492
iShares MSCI China ETF	19,935	840,659
iShares MSCI Emerging Markets Asia ETF	13,520	979,930
Vanguard S&P 500 ETF	8,278	4,140,076
Total Exchange-Traded Funds (cost $6,712,433)		6,570,157

Short-Term Investments — 4.04%
Money Market Mutual Funds — 4.04%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	2,233,431	2,233,431
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	2,233,431	$ 2,233,431
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	2,233,431	2,233,431
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	2,233,431	2,233,431
Total Short-Term Investments (cost $8,933,724)		8,933,724
Total Value of Securities—100.17% (cost $193,381,918)		$221,469,143
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $6,535,398, which represents 2.96% of the Series’ net assets. See Note 11 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
†	Non-income producing security.

Schedules of investments
Macquarie VIP Balanced Series
The following forward foreign currency exchange contracts and futures contracts were outstanding at June 30, 2024:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	AUD	(570,000)	USD	379,884	8/23/24	$—	$(952)
JPMCB	AUD	570,000	USD	(381,441)	8/23/24	—	(604)
JPMCB	JPY	(60,170,000)	USD	382,147	8/23/24	4,825	—
JPMCB	JPY	60,170,000	USD	(390,739)	8/23/24	—	(13,418)
Total Forward Foreign Currency Exchange Contracts						$4,825	$(14,974)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(4)	US Treasury 10 yr Ultra Notes	$(454,125)	$(449,709)	9/19/24	$—	$(4,416)	$1,938
16	US Treasury Long Bonds	1,893,000	1,916,859	9/19/24	—	(23,859)	(16,000)
(1)	US Treasury Ultra Bonds	(125,344)	(126,622)	9/19/24	1,278	—	1,656
Total Futures Contracts			$1,340,528		$1,278	$(28,275)	$(12,406)
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Series’ net assets.
[1]	See Note 8 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
MSCI – Morgan Stanley Capital International
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year

Summary of currencies:
AUD – Australian Dollar
JPY – Japanese Yen
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Energy Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.18%♦
Agricultural Products — 1.58%
Darling Ingredients †	35,464	$ 1,303,302
		1,303,302
Electrical Components & Equipment — 2.08%
Generac Holdings †	7,378	975,519
Sunrun †	61,665	731,347
		1,706,866
Heavy Electrical Equipment — 0.51%
Net Power †	42,734	420,075
		420,075
Integrated Oil & Gas — 13.71%
Equinor	29,989	853,719
Occidental Petroleum	13,902	876,243
Shell	198,131	7,097,963
Unit	67,091	2,448,821
		11,276,746
Oil & Gas Drilling — 5.46%
Valaris †	60,225	4,486,763
		4,486,763
Oil & Gas Equipment & Services — 9.58%
Baker Hughes	66,406	2,335,499
Schlumberger	117,526	5,544,877
		7,880,376
Oil & Gas Exploration & Production — 52.07%
ARC Resources	136,672	2,438,627
Chesapeake Energy	43,996	3,616,031
Chord Energy	30,368	5,092,106
ConocoPhillips	42,568	4,868,928
Diamondback Energy	20,335	4,070,864
EQT	96,820	3,580,404
Granite Ridge Resources	286,739	1,815,058
Kimbell Royalty Partners	243,956	3,991,120
Kosmos Energy †	70,005	387,828
Parex Resources	182,032	2,916,663
Permian Resources	316,906	5,118,032
Talos Energy †	30,810	374,341
Tourmaline Oil	100,246	4,546,811
		42,816,813
Oil & Gas Refining & Marketing — 8.76%
Marathon Petroleum	19,899	3,452,078
Valero Energy	23,922	3,750,013
		7,202,091
Oil & Gas Storage & Transportation — 3.87%
Ardmore Shipping	24,164	544,415
Enterprise Products Partners	90,925	2,635,006
		3,179,421
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Renewable Electricity — 0.56%
Spruce Power Holding †	125,562	$ 458,301
		458,301
Total Common Stocks (cost $77,903,603)		80,730,754

Master Limited Partnerships — 0.91%
Natural Resource Partners	8,382	751,363
Total Master Limited Partnerships (cost $407,463)		751,363
Total Value of Securities—99.09% (cost $78,311,066)		$81,482,117
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Growth Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.45%♦
Communication Services — 9.49%
Alphabet Class A	267,328	$ 48,693,795
Alphabet Class C	37,244	6,831,295
Electronic Arts	96,252	13,410,791
		68,935,881
Consumer Discretionary — 11.43%
Amazon.com †	258,126	49,882,849
Booking Holdings	2,460	9,745,290
Ferrari	24,691	10,083,064
Home Depot	6,038	2,078,521
LVMH Moet Hennessy Louis Vuitton ADR	73,197	11,224,760
		83,014,484
Consumer Staples — 2.29%
Coca-Cola	261,877	16,668,471
		16,668,471
Financials — 10.68%
Intercontinental Exchange	148,424	20,317,761
MSCI	10,871	5,237,104
S&P Global	32,729	14,597,134
Visa Class A	142,768	37,472,317
		77,624,316
Healthcare — 10.43%
Cooper	109,431	9,553,326
Danaher	76,028	18,995,596
Intuitive Surgical †	28,209	12,548,774
UnitedHealth Group	52,814	26,896,058
Veeva Systems Class A †	30,912	5,657,205
Zoetis	12,132	2,103,203
		75,754,162
Industrials — 7.88%
Broadridge Financial Solutions	59,663	11,753,611
Equifax	56,159	13,616,311
JB Hunt Transport Services	33,720	5,395,200
TransUnion	26,347	1,953,893
Verisk Analytics	23,285	6,276,472
Waste Connections	104,071	18,249,891
		57,245,378
Information Technology — 44.85%
Apple	234,519	49,394,392
Autodesk †	29,804	7,375,000
Intuit	30,585	20,100,768
Microsoft	228,865	102,291,212
Motorola Solutions	61,184	23,620,083
NVIDIA	614,518	75,917,554
Salesforce	59,954	15,414,173
Synopsys †	6,759	4,022,011
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing ADR	57,283	$ 9,956,358
VeriSign †	100,203	17,816,093
		325,907,644
Real Estate — 2.40%
CoStar Group †	235,567	17,464,937
		17,464,937
Total Common Stocks (cost $405,474,035)		722,615,273

Short-Term Investments — 0.31%
Money Market Mutual Funds — 0.31%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	570,944	570,944
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	570,943	570,943
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	570,943	570,943
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	570,944	570,944
Total Short-Term Investments (cost $2,283,774)		2,283,774
Total Value of Securities—99.76% (cost $407,757,809)		$724,899,047
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP High Income Series
June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 0.38%
AGL CLO Series 2024-32A E 144A 0.00% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •, ^	550,000	$ 550,000
AIMCO CLO Series 2022-18A ER 144A 0.00% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •, ^	300,000	300,000
Bain Capital Credit CLO Series 2017-2A ER3 144A 0.00% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •, ^	550,000	544,500
Barings CLO Series 2024-2A E 144A 0.00% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •, ^	600,000	603,000
Bear Mountain Park CLO Series 2022-1A ER 144A 0.00% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •, ^	450,000	450,000
CARLYLE US CLO Series 2021-11A ER 144A 0.00% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •, ^	550,000	550,000
Total Collateralized Debt Obligations (cost $2,994,500)		2,997,500

Convertible Bond — 0.99%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	3,709,372	7,912,849
Total Convertible Bond (cost $3,635,310)		7,912,849

Corporate Bonds — 78.80%
Automotive — 2.95%
Allison Transmission 144A 3.75% 1/30/31 #	6,885,000	6,042,600
Clarios Global 144A 8.50% 5/15/27 #	3,765,000	3,793,298
Garrett Motion Holdings 144A 7.75% 5/31/32 #	5,970,000	6,055,114
Goodyear Tire & Rubber 5.25% 7/15/31	4,060,000	3,700,027
Wand NewCo 3 144A 7.625% 1/30/32 #	3,798,000	3,925,753
		23,516,792
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking — 1.04%
Bank of Montreal 7.70% 5/26/84 μ	2,850,000	$ 2,918,086
Barclays 9.625% 12/15/29 μ, ψ	3,745,000	4,069,287
Deutsche Bank 6.00% 10/30/25 μ, ψ	1,400,000	1,332,158
		8,319,531
Basic Industry — 5.55%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	2,340,000	2,458,512
Cleveland-Cliffs 144A 7.00% 3/15/32 #	5,490,000	5,434,709
CP Atlas Buyer 144A 7.00% 12/1/28 #	4,546,000	3,891,195
FMG Resources August 2006
144A 5.875% 4/15/30 #	3,340,000	3,266,451
144A 6.125% 4/15/32 #	1,505,000	1,489,227

NOVA Chemicals 144A 8.50% 11/15/28 #	895,000	950,828
Novelis 144A 4.75% 1/30/30 #	6,240,000	5,794,931
Olympus Water US Holding
144A 7.25% 6/15/31 #	750,000	746,134
144A 9.75% 11/15/28 #	4,136,000	4,380,937

Roller Bearing Co. of America 144A 4.375% 10/15/29 #	6,335,000	5,837,623
Standard Industries 144A 3.375% 1/15/31 #	7,050,000	5,947,522
Vibrantz Technologies 144A 9.00% 2/15/30 #	4,410,000	4,041,633
		44,239,702
Capital Goods — 5.96%
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	2,031,000	1,786,750
144A 4.00% 9/1/29 #	2,360,000	1,999,794
Bombardier
144A 6.00% 2/15/28 #	2,619,000	2,591,831
144A 7.00% 6/1/32 #	185,000	187,801
144A 7.25% 7/1/31 #	1,905,000	1,958,283
144A 7.50% 2/1/29 #	3,267,000	3,388,938
144A 8.75% 11/15/30 #	3,370,000	3,646,451
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	755,000	742,847
144A 8.75% 4/15/30 #	2,415,000	2,366,700

Esab 144A 6.25% 4/15/29 #	4,000,000	4,028,988
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	6,905,000	7,051,671
144A 9.25% 4/15/27 #	1,945,000	1,948,641

Schedules of investments
Macquarie VIP High Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Sealed Air
144A 5.00% 4/15/29 #	2,175,000	$ 2,071,884
144A 6.50% 7/15/32 #	1,445,000	1,438,098
144A 7.25% 2/15/31 #	975,000	1,005,075
TransDigm
144A 6.625% 3/1/32 #	3,260,000	3,296,869
144A 6.875% 12/15/30 #	6,450,000	6,589,933

Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	4,440,000	1,443,000
		47,543,554
Consumer Goods — 2.34%
Acushnet 144A 7.375% 10/15/28 #	2,471,000	2,562,686
Cerdia Finanz 144A 10.50% 2/15/27 #	3,160,000	3,274,048
Fiesta Purchaser 144A 7.875% 3/1/31 #	3,249,000	3,360,041
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	6,450,000	6,078,817
Pilgrim's Pride 4.25% 4/15/31	3,775,000	3,438,116
		18,713,708
Electric — 2.55%
Calpine
144A 4.625% 2/1/29 #	3,295,000	3,059,939
144A 5.00% 2/1/31 #	370,000	345,553
144A 5.125% 3/15/28 #	5,470,000	5,264,867
Vistra
144A 7.00% 12/15/26 #, μ, ψ	8,025,000	7,962,936
144A 8.00% 10/15/26 #, μ, ψ	3,650,000	3,684,186
		20,317,481
Energy — 12.39%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	4,882,000	4,774,659
144A 7.00% 11/1/26 #	1,898,000	1,901,312

Civitas Resources 144A 8.625% 11/1/30 #	3,740,000	4,013,132
EQM Midstream Partners
144A 4.75% 1/15/31 #	10,319,000	9,655,177
6.50% 7/15/48	1,170,000	1,182,064
Genesis Energy
7.75% 2/1/28	2,800,000	2,832,010
7.875% 5/15/32	940,000	949,617
Hilcorp Energy I
144A 6.00% 4/15/30 #	5,220,000	5,045,776
144A 6.00% 2/1/31 #	2,248,000	2,153,999
144A 6.25% 4/15/32 #	2,665,000	2,564,886

Kodiak Gas Services 144A 7.25% 2/15/29 #	2,100,000	2,154,329
Murphy Oil 6.375% 7/15/28	7,279,000	7,340,902
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Nabors Industries 144A 9.125% 1/31/30 #	2,925,000	$ 3,032,596
NGL Energy Operating 144A 8.375% 2/15/32 #	3,860,000	3,922,493
NuStar Logistics
6.00% 6/1/26	4,126,000	4,122,286
6.375% 10/1/30	4,170,000	4,242,921
Southwestern Energy
5.375% 2/1/29	760,000	739,220
5.375% 3/15/30	7,590,000	7,337,276

Sunoco 144A 7.25% 5/1/32 #	2,210,000	2,287,569
Transocean
144A 8.00% 2/1/27 #	4,626,000	4,613,646
144A 8.50% 5/15/31 #	3,750,000	3,754,609
USA Compression Partners
6.875% 9/1/27	5,090,000	5,104,959
144A 7.125% 3/15/29 #	1,940,000	1,956,360

Venture Global LNG 144A 8.375% 6/1/31 #	5,630,000	5,843,805
Vital Energy 144A 7.875% 4/15/32 #	1,560,000	1,587,019
Weatherford International 144A 8.625% 4/30/30 #	5,505,000	5,709,109
		98,821,731
Financial Services — 2.74%
AerCap Holdings 5.875% 10/10/79 μ	8,349,000	8,315,698
Air Lease 4.65% 6/15/26 μ, ψ	3,715,000	3,535,635
Block 144A 6.50% 5/15/32 #	2,955,000	2,998,261
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	3,044,000	2,947,335
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	3,990,000	4,050,095
		21,847,024
Healthcare — 6.52%
AthenaHealth Group 144A 6.50% 2/15/30 #	2,060,000	1,898,453
Avantor Funding 144A 3.875% 11/1/29 #	4,315,000	3,927,373
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	4,525,000	4,194,637
CHS
144A 4.75% 2/15/31 #	3,000,000	2,361,542
144A 5.25% 5/15/30 #	1,600,000	1,320,659
144A 6.125% 4/1/30 #	978,000	685,398
144A 6.875% 4/15/29 #	980,000	750,590
DaVita
144A 3.75% 2/15/31 #	2,425,000	2,070,887
144A 4.625% 6/1/30 #	1,475,000	1,334,092

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)

Grifols 144A 4.75% 10/15/28 #	2,930,000	$ 2,531,328
Legacy LifePoint Health 144A 4.375% 2/15/27 #	2,980,000	2,849,127
Medline Borrower
144A 3.875% 4/1/29 #	4,981,000	4,590,812
144A 5.25% 10/1/29 #	8,055,000	7,693,345

Organon & Co. 144A 5.125% 4/30/31 #	4,595,000	4,131,558
Surgery Center Holdings 144A 7.25% 4/15/32 #	4,010,000	4,055,654
Tenet Healthcare
4.375% 1/15/30	4,955,000	4,596,984
6.125% 10/1/28	3,025,000	3,012,157
		52,004,596
Insurance — 4.22%
Ardonagh Finco 144A 7.75% 2/15/31 #	4,595,000	4,546,244
Howden UK Refinance
144A 7.25% 2/15/31 #	2,540,000	2,522,981
144A 8.125% 2/15/32 #	2,325,000	2,311,794
HUB International
144A 5.625% 12/1/29 #	4,200,000	3,975,932
144A 7.375% 1/31/32 #	3,810,000	3,866,034
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	5,715,000	5,965,328
144A 10.50% 12/15/30 #	3,385,000	3,638,306

Panther Escrow Issuer 144A 7.125% 6/1/31 #	3,905,000	3,952,657
USI 144A 7.50% 1/15/32 #	2,845,000	2,893,063
		33,672,339
Leisure — 7.36%
Boyd Gaming 144A 4.75% 6/15/31 #	8,550,000	7,754,852
Caesars Entertainment
144A 6.50% 2/15/32 #	1,900,000	1,910,562
144A 7.00% 2/15/30 #	6,595,000	6,742,108
Carnival
144A 5.75% 3/1/27 #	3,753,000	3,710,020
144A 6.00% 5/1/29 #	7,141,000	7,058,484

Light & Wonder International 144A 7.25% 11/15/29 #	5,520,000	5,641,909
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	404,000	398,070
144A 5.50% 4/1/28 #	8,914,000	8,806,352
144A 7.25% 1/15/30 #	1,900,000	1,968,495

Scientific Games Holdings 144A 6.625% 3/1/30 #	8,070,000	7,872,176
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Leisure (continued)

Six Flags Entertainment 144A 6.625% 5/1/32 #	6,735,000	$ 6,848,595
		58,711,623
Media — 7.02%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	4,400,000	3,985,008
AMC Networks 4.25% 2/15/29	4,609,000	3,114,457
Arches Buyer 144A 6.125% 12/1/28 #	2,374,000	1,971,777
CCO Holdings
144A 4.50% 8/15/30 #	2,924,000	2,477,612
144A 4.75% 2/1/32 #	3,290,000	2,696,798
144A 6.375% 9/1/29 #	6,850,000	6,516,059

CMG Media 144A 8.875% 12/15/27 #	7,046,000	4,036,214
CSC Holdings
144A 4.625% 12/1/30 #	9,484,000	3,463,008
144A 5.00% 11/15/31 #	2,381,000	865,100
144A 5.75% 1/15/30 #	3,167,000	1,198,005

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	3,871,500	1,653,556
Directv Financing 144A 5.875% 8/15/27 #	6,662,000	6,271,749
Gray Television
144A 4.75% 10/15/30 #	5,150,000	3,095,104
144A 5.375% 11/15/31 #	5,459,000	3,099,052

Nexstar Media 144A 4.75% 11/1/28 #	6,185,000	5,504,635
Sirius XM Radio 144A 4.125% 7/1/30 #	7,045,000	6,023,062
		55,971,196
Retail — 3.36%
Asbury Automotive Group 4.75% 3/1/30	4,450,930	4,129,986
Bath & Body Works 6.875% 11/1/35	6,070,000	6,127,908
Lithia Motors
144A 3.875% 6/1/29 #	1,666,000	1,497,925
144A 4.375% 1/15/31 #	1,271,000	1,132,951
Murphy Oil USA
144A 3.75% 2/15/31 #	4,480,000	3,949,830
4.75% 9/15/29	985,000	934,507

PetSmart 144A 7.75% 2/15/29 #	5,149,000	5,019,366
Victra Holdings 144A 7.75% 2/15/26 #	4,037,000	4,018,593
		26,811,066
Services — 3.76%
ADT Security 144A 4.875% 7/15/32 #	8,935,000	8,212,126
CDW 3.569% 12/1/31	6,715,000	5,871,002

Schedules of investments
Macquarie VIP High Income Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
GFL Environmental 144A 6.75% 1/15/31 #	2,835,000	$ 2,895,765
United Rentals North America 3.875% 2/15/31	4,440,000	3,965,191
White Cap Buyer 144A 6.875% 10/15/28 #	4,435,000	4,283,505
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	3,126,000	3,128,792
Wrangler Holdco 144A 6.625% 4/1/32 #	1,685,000	1,678,897
		30,035,278
Technology & Electronics — 4.25%
Cloud Software Group 144A 6.50% 3/31/29 #	6,310,000	6,064,287
CommScope Technologies 144A 6.00% 6/15/25 #	2,367,000	1,931,448
Entegris
144A 4.75% 4/15/29 #	2,121,000	2,030,916
144A 5.95% 6/15/30 #	5,825,000	5,770,936
NCR Voyix
144A 5.00% 10/1/28 #	2,287,000	2,161,309
144A 5.125% 4/15/29 #	2,007,000	1,891,901
Seagate HDD Cayman
5.75% 12/1/34	2,155,000	2,093,820
8.25% 12/15/29	1,965,000	2,109,044

Sensata Technologies 144A 4.00% 4/15/29 #	3,805,000	3,496,568
UKG 144A 6.875% 2/1/31 #	5,160,000	5,228,318
Zebra Technologies 144A 6.50% 6/1/32 #	1,120,000	1,133,445
		33,911,992
Telecommunications — 5.32%
Connect Finco 144A 6.75% 10/1/26 #	8,039,000	7,765,763
Consolidated Communications
144A 5.00% 10/1/28 #	1,819,000	1,506,467
144A 6.50% 10/1/28 #	7,298,000	6,255,160
Frontier Communications Holdings
144A 5.875% 10/15/27 #	2,079,000	2,031,773
5.875% 11/1/29	1,011,498	882,248
144A 6.00% 1/15/30 #	6,311,000	5,499,544
144A 6.75% 5/1/29 #	3,287,000	3,018,299

Iliad Holding 144A 8.50% 4/15/31 #	3,670,000	3,719,760
Sable International Finance 144A 5.75% 9/7/27 #	5,893,000	5,663,057
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	4,395,000	3,712,634
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)

VZ Secured Financing 144A 5.00% 1/15/32 #	2,805,000	$ 2,394,883
		42,449,588
Transportation — 1.47%
Air Canada 144A 3.875% 8/15/26 #	8,105,000	7,718,489
Genesee & Wyoming 144A 6.25% 4/15/32 #	4,005,000	3,995,001
		11,713,490
Total Corporate Bonds (cost $645,416,262)		628,600,691

Loan Agreements — 7.87%
Basic Industry — 2.48%
Foresight Energy Operating Tranche A 13.435% (SOFR03M + 8.10%) 6/30/27 •	1,240,416	1,178,395
Form Technologies Tranche B 10.197% (SOFR03M + 4.85%) 7/22/25 •	10,456,903	10,051,698
Hexion Holdings 2nd Lien 12.881% (SOFR01M + 7.54%) 3/15/30 •	2,480,000	2,284,700
PMHC II 9.706% (SOFR03M + 4.25%) 4/23/29 •	854,133	835,360
Vantage Specialty Chemicals 1st Lien 10.077% (SOFR03M + 4.75%) 10/26/26 •	5,472,949	5,419,927
		19,770,080
Capital Goods — 1.08%
Hunter Douglas Holding Tranche B-1 8.836% (SOFR03M + 3.50%) 2/26/29 •	2,037,493	2,026,214
SPX Flow 8.844% (SOFR01M + 3.50%) 4/5/29 •	2,565,000	2,582,875
SunSource Borrower 9.444% (SOFR01M + 4.10%) 3/25/31 •	4,014,938	4,027,484
		8,636,573
Consumer Discretionary — 0.15%
Cedar Fair Tranche B 7.329% (SOFR01M + 2.00%) 5/1/31 •	1,160,000	1,159,275
		1,159,275
Energy — 0.24%
Parkway Generation
Tranche B 10.341% (SOFR03M + 5.01%) 2/18/29 •	1,719,695	1,719,848
Tranche C 10.341% (SOFR03M + 5.01%) 2/18/29 •	216,531	216,550
		1,936,398

	Principal amount°	Value (US $)

Loan Agreements (continued)
Financial Services — 0.50%
Amynta Agency Borrower 9.571% (SOFR03M + 3.75%) 2/28/28 •	3,985,191	$ 3,998,893
		3,998,893
Healthcare — 1.73%
Bausch & Lomb 8.689% (SOFR01M + 3.35%) 5/10/27 •	3,875,455	3,839,928
Cotiviti Holdings 7.625% 2/21/31	3,918,000	3,919,838
Heartland Dental TBD 4/28/28 X	5,995,000	6,015,611
		13,775,377
Services — 0.48%
Staples 11.084% (SOFR03M + 5.75%) 9/4/29 •	4,155,000	3,827,146
		3,827,146
Technology & Electronics — 0.98%
Applied Systems 2nd Lien 10.585% (SOFR03M + 5.25%) 2/23/32 •	3,716,000	3,852,448
Roper Industrial Product TBD 11/22/29 X	3,985,012	4,005,559
		7,858,007
Telecommunications — 0.23%
MLN US HoldCo
1st Lien 12.127% (SOFR03M + 6.80%) 10/18/27 •	8,256,075	1,599,614
Tranche B 14.677% (SOFR03M + 9.35%) 10/18/27 •	2,336,000	248,200
		1,847,814
Total Loan Agreements (cost $71,166,927)		62,809,563
	Number of shares
Common Stocks — 1.67%
Basic Industry — 0.61%
BIS Industries Holdings =, †, π	1,604,602	0
Foresight Energy =, †	185,515	4,882,769
Westmoreland Coal =, †, π	572	1,001
		4,883,770
Consumer Discretionary — 0.63%
Studio City International Holdings †, π	581,459	3,401,535
Studio City International Holdings ADR †	275,487	1,611,599
		5,013,134
Consumer Goods — 0.00%
ASG Warrant =, †, π	1,200	0
		0
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples — 0.01%
Endo †	1,492	$ 42,149
Endo 144A #, †	440	12,320
		54,469
Energy — 0.00%
Sabine Oil & Gas Holdings =, †	263	326
		326
Financial Services — 0.33%
New Cotai =, †, π	3,072,567	2,621,765
		2,621,765
Retail — 0.09%
True Religion Apparel =, †, π	23	718,979
		718,979
Utilities — 0.00%
Larchmont Resources =, †, π	1,007	14,290
		14,290
Total Common Stocks (cost $40,424,569)		13,306,733

Preferred Stock — 0.02%
True Religion Apparel 6.25% =, ω, π	24	119,120
Total Preferred Stock (cost $392,060)		119,120

Exchange-Traded Funds — 3.92%
Invesco Senior Loan ETF	424,157	8,924,263
iShares iBoxx High Yield Corporate Bond ETF	290,000	22,370,600
Total Exchange-Traded Funds (cost $33,375,159)		31,294,863

Short-Term Investments — 5.30%
Money Market Mutual Funds — 5.30%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	10,566,703	10,566,703
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	10,566,703	10,566,703
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	10,566,703	10,566,703

Schedules of investments
Macquarie VIP High Income Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	10,566,703	$ 10,566,703
Total Short-Term Investments (cost $42,266,812)		42,266,812
Total Value of Securities—98.95% (cost $839,671,599)		$789,308,131
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $533,612,945, which represents 66.90% of the Series’ net assets. See Note 11 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $14,789,539, which represented 1.85% of the Series’ net assets. See table to the right for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
>	PIK. 100% of the income received was in the form of cash.
X	This loan will settle after June 30, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/30/18	$72,000	$—
BIS Industries Holdings	12/22/17	151,020	—
Larchmont Resources	12/8/16	—	14,290
New Cotai PIK	2/7/22	3,635,310	7,912,849
New Cotai	9/29/20	28,520,069	2,621,765
Studio City International Holdings	10/18/18	3,522,480	3,401,535
True Religion Apparel	10/19/20	1,038,817	718,979
True Religion Apparel	10/19/20	392,061	119,120
Westmoreland Coal	3/15/19	429	1,001
Total		$37,332,186	$14,789,539
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP International Core Equity Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.90%Δ
Austria − 1.87%
Mondi	783,792	$ 15,045,168
		15,045,168
Brazil − 5.30%
Banco do Brasil	3,695,406	17,604,097
MercadoLibre †	15,308	25,157,167
		42,761,264
Canada − 3.48%
Dollarama	307,784	28,102,262
		28,102,262
China − 2.58%
Alibaba Group Holding ADR	95,604	6,883,488
Budweiser Brewing 144A #	5,873,700	6,919,925
H World Group ADR	209,360	6,975,875
		20,779,288
Denmark − 3.82%
Genmab †	24,425	6,120,367
Novo Nordisk Class B	170,759	24,657,915
		30,778,282
France − 14.25%
Airbus	137,469	18,882,748
BNP Paribas	280,575	17,887,681
L'Oreal	24,962	10,961,889
LVMH Moet Hennessy Louis Vuitton	17,327	13,241,812
Thales	130,872	20,953,527
TotalEnergies	265,247	17,705,851
Vinci	144,940	15,270,887
		114,904,395
Germany − 11.21%
Deutsche Telekom	878,166	22,082,280
Heidelberg Materials	90,812	9,416,240
KION Group	346,370	14,500,238
SAP	118,657	24,083,389
Siemens	66,612	12,392,859
Siemens Healthineers 144A #	137,733	7,935,777
		90,410,783
India − 7.75%
Axis Bank	1,200,043	18,208,417
Bharti Airtel	764,035	13,231,057
HDFC Bank	926,563	18,709,600
NTPC	2,712,906	12,309,135
		62,458,209
Ireland − 2.94%
Experian	198,734	9,259,956
ICON †	46,014	14,424,009
		23,683,965
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan − 11.82%
Asahi Group Holdings	421,500	$ 14,867,378
Mitsubishi UFJ Financial Group	2,004,800	21,544,528
Nintendo	249,900	13,289,480
Renesas Electronics	837,800	15,668,719
Seven & i Holdings	1,383,400	16,852,906
Tokio Marine Holdings	351,022	13,101,418
		95,324,429
Netherlands − 7.35%
Adyen 144A #, †	11,345	13,525,300
ASML Holding	17,621	18,195,621
ING Groep	489,999	8,376,290
Shell	533,134	19,181,396
		59,278,607
Singapore − 1.88%
Sea ADR †	211,742	15,122,614
		15,122,614
South Korea − 4.43%
KB Financial Group	337,580	19,251,747
SK Hynix †	95,907	16,478,028
		35,729,775
Spain − 2.25%
Banco Bilbao Vizcaya Argentaria	1,811,373	18,141,851
		18,141,851
Switzerland − 3.22%
Alcon	158,024	14,076,778
Nestle	116,377	11,880,570
		25,957,348
Taiwan − 4.28%
Taiwan Semiconductor Manufacturing	1,160,000	34,540,943
		34,540,943
United Kingdom − 5.93%
AstraZeneca ADR	140,071	10,924,137
Compass Group	266,363	7,272,924
Haleon	1,950,626	7,954,627
HSBC Holdings	1,097,945	9,491,932
Rentokil Initial	2,083,724	12,148,172
		47,791,792
United States − 3.54%
Freshworks Class A †	639,005	8,108,973
Schlumberger	211,748	9,990,271
Stellantis	528,738	10,462,071
		28,561,315
Total Common Stocks (cost $694,161,730)		789,372,290

Schedules of investments
Macquarie VIP International Core Equity Series
	Number of shares	Value (US $)

Preferred Stock – 1.37%Δ
Brazil − 1.37%
Petroleo Brasileiro 14.18% ω	1,629,443	$ 11,091,091
Total Preferred Stock (cost $10,988,063)		11,091,091

Short-Term Investments – 0.71%
Money Market Mutual Funds – 0.71%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	1,422,544	1,422,544
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,422,544	1,422,544
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	1,422,544	1,422,544
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,422,544	1,422,544
Total Short-Term Investments (cost $5,690,176)		5,690,176
Total Value of Securities−99.98% (cost $710,839,969)		$806,153,557
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $28,381,002, which represents 3.52% of the Series’ net assets. See Note 11 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Mid Cap Growth Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.85%♦
Communication Services — 6.01%
Pinterest Class A †	310,765	$ 13,695,414
Trade Desk Class A †	114,542	11,187,317
		24,882,731
Consumer Discretionary — 12.47%
DraftKings Class A †	111,830	4,268,551
Five Below †	20,908	2,278,345
Floor & Decor Holdings Class A †	88,881	8,835,660
Levi Strauss & Co. Class A	291,370	5,617,614
Lululemon Athletica †	13,660	4,080,242
National Vision Holdings †	156,138	2,043,846
On Holding Class A †	212,030	8,226,764
Pool	25,851	7,944,788
Tractor Supply	9,337	2,520,990
Vail Resorts	32,193	5,798,925
		51,615,725
Consumer Staples — 2.16%
Brown-Forman Class B	118,559	5,120,563
Casey's General Stores	10,064	3,840,020
		8,960,583
Financials — 7.16%
Blue Owl Capital	227,726	4,042,136
Corpay †	10,116	2,695,004
FactSet Research Systems	12,118	4,947,416
Kinsale Capital Group	10,333	3,981,098
LPL Financial Holdings	17,860	4,988,298
MarketAxess Holdings	44,753	8,974,319
		29,628,271
Healthcare — 19.72%
Align Technology †	25,637	6,189,541
Bio-Techne	112,625	8,069,581
Cencora	9,225	2,078,392
Dexcom †	87,416	9,911,226
Edwards Lifesciences †	73,645	6,802,589
GE HealthCare Technologies	90,542	7,055,033
IDEXX Laboratories †	17,872	8,707,238
Inspire Medical Systems †	25,674	3,435,951
Insulet †	22,624	4,565,523
Ionis Pharmaceuticals †	85,516	4,075,693
Mettler-Toledo International †	4,505	6,296,143
Repligen †	53,481	6,741,815
Veeva Systems Class A †	42,162	7,716,068
		81,644,793
Industrials — 18.38%
A O Smith	76,882	6,287,410
Copart †	156,099	8,454,322
Fastenal	117,436	7,379,678
Generac Holdings †	58,066	7,677,487
HEICO Class A	50,729	9,005,412
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Howmet Aerospace	102,853	$ 7,984,478
Lincoln Electric Holdings	31,177	5,881,229
Rollins	130,838	6,383,586
Trex †	96,907	7,182,747
Westinghouse Air Brake Technologies	32,703	5,168,709
WillScot Mobile Mini Holdings †	124,398	4,682,341
		76,087,399
Information Technology — 28.09%
Appfolio Class A †	10,787	2,638,177
ASGN †	32,213	2,840,220
Coherent †	111,122	8,051,900
Crowdstrike Holdings Class A †	15,949	6,111,497
Datadog Class A †	16,164	2,096,309
HubSpot †	12,309	7,259,725
Impinj †	16,766	2,628,406
Lattice Semiconductor †	83,248	4,827,552
Microchip Technology	75,111	6,872,656
MongoDB †	17,656	4,413,294
Monolithic Power Systems	15,098	12,405,725
Novanta †	37,639	6,139,297
Onto Innovation †	17,327	3,804,316
Teradyne	60,411	8,958,347
Trimble †	125,850	7,037,532
Tyler Technologies †	18,259	9,180,260
Universal Display	43,153	9,072,918
Workiva †	71,084	5,188,421
Zebra Technologies Class A †	22,018	6,802,021
		116,328,573
Materials — 1.63%
Martin Marietta Materials	12,447	6,743,785
		6,743,785
Real Estate — 4.23%
CoStar Group †	236,470	17,531,886
		17,531,886
Total Common Stocks (cost $369,664,583)		413,423,746

Short-Term Investments — 0.98%
Money Market Mutual Funds — 0.98%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	1,013,507	1,013,507
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,013,508	1,013,508

Schedules of investments
Macquarie VIP Mid Cap Growth Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	1,013,508	$ 1,013,508
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,013,508	1,013,508
Total Short-Term Investments (cost $4,054,031)		4,054,031
Total Value of Securities—100.83% (cost $373,718,614)		$417,477,777
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Natural Resources Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust — 1.85%
Sprott Physical Uranium Trust †	79,571	$ 1,475,034
Total Closed-Ended Trust (cost $1,245,124)		1,475,034

Common Stocks — 98.23%
Agricultural Products — 1.59%
Darling Ingredients †	34,466	1,266,625
		1,266,625
Aluminum — 3.11%
Alcoa	62,202	2,474,396
		2,474,396
Construction & Engineering — 2.00%
Arcosa	19,129	1,595,550
		1,595,550
Construction Materials — 3.84%
CRH	41,037	3,058,542
		3,058,542
Copper — 2.62%
ERO Copper †	97,728	2,088,788
		2,088,788
Diversified Metals & Mining — 14.96%
Anglo American	128,260	4,056,579
China Metal Recycling Holdings =, †	1,900,000	0
Glencore	543,860	3,101,283
Hudbay Minerals	320,112	2,897,014
Lifezone Metals †	70,693	542,922
MP Materials †	103,820	1,321,629
		11,919,427
Electrical Components & Equipment — 0.90%
Sunrun †	60,416	716,534
		716,534
Fertilizers & Agricultural Chemicals — 8.08%
CF Industries Holdings	52,026	3,856,167
Nutrien	50,727	2,582,512
		6,438,679
Forest Products — 3.42%
Louisiana-Pacific	19,389	1,596,297
West Fraser Timber	14,711	1,129,845
		2,726,142
Gold — 14.44%
Endeavour Mining	136,180	2,902,367
Newmont	131,069	5,487,859
Wheaton Precious Metals	59,365	3,111,913
		11,502,139
Heavy Electrical Equipment — 0.54%
Net Power †	43,700	429,571
		429,571
	Number ofshares	Value (US $)
Common Stocks (continued)
Industrial Gases — 1.09%
Air Products and Chemicals	3,350	$ 864,467
		864,467
Integrated Oil & Gas — 8.92%
Shell	153,368	5,494,346
Unit	44,078	1,608,847
		7,103,193
Oil & Gas Drilling — 2.43%
Valaris †	25,989	1,936,180
		1,936,180
Oil & Gas Equipment & Services — 4.77%
Schlumberger	80,605	3,802,944
		3,802,944
Oil & Gas Exploration & Production — 16.20%
ARC Resources	45,133	805,304
Chesapeake Energy	23,603	1,939,931
Chord Energy	14,356	2,407,214
Granite Ridge Resources	76,118	481,827
Kimbell Royalty Partners	156,499	2,560,324
Parex Resources	45,777	733,476
Permian Resources	145,842	2,355,348
Tourmaline Oil	35,882	1,627,483
		12,910,907
Oil & Gas Refining & Marketing — 2.06%
Valero Energy	10,486	1,643,785
		1,643,785
Packaged Foods & Meats — 2.09%
Bunge Global	15,601	1,665,719
		1,665,719
Paper Products — 1.69%
Sylvamo	19,567	1,342,296
		1,342,296
Renewable Electricity — 0.54%
Spruce Power Holding †	118,289	431,755
		431,755
Specialty Chemicals — 2.47%
Corteva	36,447	1,965,951
		1,965,951
Steel — 0.47%
Metallus †	18,591	376,840
		376,840
Total Common Stocks (cost $83,016,688)		78,260,430

Short-Term Investments — 0.26%
Money Market Mutual Funds — 0.26%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	52,534	52,534

Schedules of investments
Macquarie VIP Natural Resources Series
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	52,534	$ 52,534
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	52,534	52,534
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	52,535	52,535
Total Short-Term Investments (cost $210,137)		210,137
Total Value of Securities—100.34% (cost $84,471,949)		$79,945,601
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Science and Technology Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.66%♦
Communication Services — 17.26%
Meta Platforms Class A	113,742	$ 57,350,991
Netflix †	30,548	20,616,234
Pinterest Class A †	609,532	26,862,075
Take-Two Interactive Software †	60,540	9,413,365
		114,242,665
Consumer Discretionary — 7.91%
Amazon.com †	163,300	31,557,725
DraftKings Class A †	232,736	8,883,533
MercadoLibre †	5,320	8,742,888
Tesla †	16,174	3,200,511
		52,384,657
Healthcare — 4.25%
Boston Scientific †	109,950	8,467,249
Exact Sciences †	118,923	5,024,497
Intuitive Surgical †	32,955	14,660,032
		28,151,778
Industrials — 2.16%
Copart †	118,898	6,439,516
Uber Technologies †	108,390	7,877,785
		14,317,301
Information Technology — 68.08%
Advanced Micro Devices †	89,086	14,450,640
Analog Devices	31,068	7,091,582
Apple	99,150	20,882,973
Arista Networks †	15,470	5,421,926
ARM Holdings ADR †	42,573	6,965,794
ASML Holding	26,705	27,312,005
Autodesk †	39,988	9,895,031
Broadcom	21,405	34,366,370
Cadence Design Systems †	67,841	20,878,068
Intuit	22,782	14,972,558
Keysight Technologies †	50,064	6,846,252
Lam Research	25,056	26,680,882
Microchip Technology	69,297	6,340,675
Micron Technology	129,108	16,981,575
Microsoft	132,263	59,114,948
NVIDIA	564,078	69,686,196
SAP ADR	105,327	21,245,509
Seagate Technology Holdings	358,481	37,020,333
Shopify Class A †	79,490	5,250,314
Taiwan Semiconductor Manufacturing ADR	109,629	19,054,616
Zebra Technologies Class A †	65,548	20,249,744
		450,707,991
Total Common Stocks (cost $407,336,723)		659,804,392

Short-Term Investments — 0.49%
Money Market Mutual Funds — 0.49%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	805,082	805,082
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	805,082	$ 805,082
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	805,081	805,081
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	805,082	805,082
Total Short-Term Investments (cost $3,220,327)		3,220,327
Total Value of Securities—100.15% (cost $410,557,050)		$663,024,719
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Small Cap Growth Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.99%
Communication Services — 1.23%
IMAX †	155,376	$ 2,605,655
		2,605,655
Consumer Discretionary — 13.10%
Abercrombie & Fitch Class A †	23,220	4,129,445
Acushnet Holdings	38,223	2,426,396
Dutch Bros Class A †	32,720	1,354,608
First Watch Restaurant Group †	93,126	1,635,293
Installed Building Products	14,286	2,938,344
Light & Wonder †	33,643	3,528,478
Meritage Homes	13,366	2,163,287
Modine Manufacturing †	29,752	2,980,853
Red Rock Resorts Class A	85,173	4,678,553
Universal Technical Institute †	116,377	1,830,610
		27,665,867
Consumer Staples — 3.85%
BellRing Brands †	69,970	3,998,086
elf Beauty †	12,105	2,550,766
MGP Ingredients	21,163	1,574,527
		8,123,379
Energy — 2.72%
Cactus Class A	44,667	2,355,738
Weatherford International †	27,571	3,376,069
		5,731,807
Financials — 6.46%
Flywire †	133,551	2,188,901
Houlihan Lokey	29,274	3,947,891
Palomar Holdings †	35,600	2,888,940
Western Alliance Bancorp	42,223	2,652,449
WisdomTree	198,111	1,963,280
		13,641,461
Healthcare — 21.60%
Acadia Healthcare †	46,530	3,142,636
ANI Pharmaceuticals †	41,619	2,650,298
Axsome Therapeutics †	34,130	2,747,465
Encompass Health	35,048	3,006,768
Evolent Health Class A †	96,724	1,849,363
Halozyme Therapeutics †	43,715	2,288,917
Harmony Biosciences Holdings †	31,385	946,885
HealthEquity †	34,969	3,014,328
Ideaya Biosciences †	28,814	1,011,660
Insmed †	49,026	3,284,742
Integer Holdings †	34,587	4,004,829
Intra-Cellular Therapies †	13,489	923,862
Option Care Health †	63,042	1,746,263
Progyny †	117,647	3,365,881
Tarsus Pharmaceuticals †	33,290	904,822
TransMedics Group †	24,353	3,668,049
Vaxcyte †	17,008	1,284,274
Vericel †	101,105	4,638,697
Viking Therapeutics †	21,395	1,134,149
		45,613,888
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials — 21.11%
AAR †	23,787	$ 1,729,315
ACV Auctions Class A †	154,667	2,822,673
AeroVironment †	15,734	2,866,106
CBIZ †	55,459	4,109,512
Clean Harbors †	23,902	5,405,437
Construction Partners Class A †	57,753	3,188,543
Federal Signal	66,124	5,532,595
Kirby †	21,989	2,632,743
Leonardo DRS †	84,512	2,155,901
NEXTracker Class A †	17,578	824,057
Parsons †	73,988	6,052,958
Trex †	37,811	2,802,551
Verra Mobility †	164,052	4,462,214
		44,584,605
Information Technology — 24.33%
Advanced Energy Industries	19,910	2,165,412
AvePoint †	123,637	1,288,298
Box Class A †	19,745	522,058
Braze Class A †	63,789	2,477,565
CyberArk Software †	32,311	8,834,474
Descartes Systems Group †	32,279	3,125,898
DoubleVerify Holdings †	69,243	1,348,161
Envestnet †	34,326	2,148,464
Harmonic †	104,514	1,230,130
Instructure Holdings †	79,355	1,857,701
Monday.com †	10,722	2,581,429
Onto Innovation †	23,813	5,228,382
OSI Systems †	19,108	2,627,732
Rambus †	58,153	3,417,070
Sprout Social Class A †	61,076	2,179,192
Tenable Holdings †	84,966	3,702,818
Varonis Systems †	86,688	4,158,423
Veeco Instruments †	53,350	2,491,978
		51,385,185
Materials — 2.59%
ATI †	98,721	5,474,079
		5,474,079
Total Common Stocks (cost $179,825,283)		204,825,926

Exchange-Traded Fund — 1.09%
iShares Russell 2000 Growth ETF	8,770	2,302,388
Total Exchange-Traded Fund (cost $1,950,835)		2,302,388

Short-Term Investments — 2.23%
Money Market Mutual Funds — 2.23%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	1,175,401	1,175,401

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,175,400	$ 1,175,400
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	1,175,400	1,175,400
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,175,401	1,175,401
Total Short-Term Investments (cost $4,701,602)		4,701,602
Total Value of Securities—100.31% (cost $186,477,720)		$211,829,916
†	Non-income producing security.
Summary of abbreviations:
ETF – Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Macquarie VIP Smid Cap Core Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.37%
Basic Materials — 8.46%
Beacon Roofing Supply †	28,808	$ 2,607,124
Boise Cascade	22,918	2,732,284
Huntsman	109,899	2,502,400
Kaiser Aluminum	15,038	1,321,840
Minerals Technologies	34,064	2,832,762
Reliance	10,112	2,887,987
Summit Materials Class A †	37,613	1,377,012
Westrock	35,595	1,789,005
		18,050,414
Business Services — 4.98%
ABM Industries	31,281	1,581,880
Aramark	46,974	1,598,055
ASGN †	18,586	1,638,728
Casella Waste Systems Class A †	12,848	1,274,779
Clean Harbors †	9,098	2,057,513
WillScot Mobile Mini Holdings †	65,747	2,474,717
		10,625,672
Capital Goods — 11.78%
Ameresco Class A †	21,521	620,020
API Group †	22,001	827,898
Applied Industrial Technologies	4,182	811,308
Atkore	5,165	696,913
Carlisle	6,843	2,772,852
Chart Industries †	8,018	1,157,318
Federal Signal	23,307	1,950,097
Gates Industrial †	43,174	682,581
Graco	19,489	1,545,088
Kadant	4,538	1,333,174
KBR	33,177	2,127,973
Lincoln Electric Holdings	12,403	2,339,702
Quanta Services	4,584	1,164,748
Regal Rexnord	9,798	1,324,885
Tetra Tech	9,651	1,973,436
WESCO International	14,467	2,293,309
Zurn Elkay Water Solutions	51,384	1,510,690
		25,131,992
Consumer Discretionary — 4.60%
BJ's Wholesale Club Holdings †	23,674	2,079,524
Dick's Sporting Goods	13,907	2,987,919
Five Below †	13,796	1,503,350
Malibu Boats Class A †	17,667	619,052
Steven Madden	62,142	2,628,606
		9,818,451
Consumer Services — 2.93%
Brinker International †	28,798	2,084,687
Jack in the Box	10,041	511,489
Texas Roadhouse	15,412	2,646,394
Wendy's	59,460	1,008,442
		6,251,012
Consumer Staples — 3.26%
Casey's General Stores	8,137	3,104,754
Helen of Troy †	8,128	753,791
J & J Snack Foods	10,392	1,687,349
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
YETI Holdings †	36,894	$ 1,407,506
		6,953,400
Credit Cyclicals — 3.25%
BorgWarner	38,489	1,240,886
KB Home	19,806	1,389,985
La-Z-Boy	26,621	992,431
Taylor Morrison Home †	23,230	1,287,871
Toll Brothers	17,624	2,029,932
		6,941,105
Energy — 5.24%
Chesapeake Energy	41,475	3,408,830
Liberty Energy	161,809	3,380,190
Permian Resources	115,104	1,858,930
Southwestern Energy †	375,534	2,527,344
		11,175,294
Financials — 13.40%
Axis Capital Holdings	33,071	2,336,466
Columbia Banking System	91,764	1,825,186
East West Bancorp	44,334	3,246,579
Essent Group	29,589	1,662,606
Hamilton Lane Class A	12,419	1,534,740
Kemper	41,968	2,489,962
Pinnacle Financial Partners	24,302	1,945,132
Primerica	6,711	1,587,688
Reinsurance Group of America	13,060	2,680,826
SouthState	21,651	1,654,569
Stifel Financial	35,458	2,983,791
Valley National Bancorp	143,930	1,004,631
Webster Financial	49,584	2,161,367
WSFS Financial	31,710	1,490,370
		28,603,913
Healthcare — 13.16%
Amicus Therapeutics †	87,139	864,419
Apellis Pharmaceuticals †	25,645	983,742
Azenta †	19,256	1,013,251
Bio-Techne	20,909	1,498,130
Blueprint Medicines †	20,870	2,249,369
Encompass Health	23,900	2,050,381
Exact Sciences †	27,885	1,178,141
Halozyme Therapeutics †	38,781	2,030,573
Insmed †	40,460	2,710,820
Inspire Medical Systems †	7,391	989,138
Intra-Cellular Therapies †	19,305	1,322,199
Lantheus Holdings †	19,341	1,552,889
Ligand Pharmaceuticals †	15,018	1,265,417
Natera †	26,025	2,818,247
Neurocrine Biosciences †	18,948	2,608,571
OmniAb 12.5 =, †	3,815	0
OmniAb 15 =, †	3,815	0
Repligen †	9,413	1,186,603
Supernus Pharmaceuticals †	36,110	965,942
Ultragenyx Pharmaceutical †	19,108	785,339
		28,073,171

	Number of shares	Value (US $)
Common Stocks (continued)
Media — 1.67%
IMAX †	61,157	$ 1,025,603
Interpublic Group	53,352	1,552,009
Nexstar Media Group	5,981	992,906
		3,570,518
Real Estate Investment Trusts — 7.03%
Brixmor Property Group	90,388	2,087,059
Camden Property Trust	21,653	2,362,559
First Industrial Realty Trust	50,773	2,412,225
Healthpeak Properties	93,660	1,835,736
Jones Lang LaSalle †	7,077	1,452,766
Kite Realty Group Trust	83,130	1,860,449
National Storage Affiliates Trust	40,031	1,650,078
Terreno Realty	22,532	1,333,444
		14,994,316
Technology — 14.30%
Box Class A †	30,028	793,940
Coherent †	30,594	2,216,841
Dynatrace †	33,083	1,480,133
ExlService Holdings †	68,234	2,139,818
Guidewire Software †	16,322	2,250,641
MACOM Technology Solutions Holdings †	21,622	2,410,204
MaxLinear †	40,273	811,098
Procore Technologies †	20,551	1,362,737
PTC †	19,650	3,569,816
Q2 Holdings †	33,362	2,012,730
Rapid7 †	14,944	646,029
Rubrik Class A †	5,518	169,182
Semtech †	52,088	1,556,389
Silicon Laboratories †	12,115	1,340,283
Smartsheet Class A †	25,743	1,134,751
Sprout Social Class A †	14,183	506,049
SPS Commerce †	2,811	528,918
Varonis Systems †	42,413	2,034,552
WNS Holdings †	27,853	1,462,283
Workiva †	9,541	696,398
Yelp †	23,933	884,324
Ziff Davis †	9,269	510,258
		30,517,374
Transportation — 3.70%
ArcBest	3,314	354,863
International Seaways	6,080	359,510
Kirby †	23,778	2,846,940
Knight-Swift Transportation Holdings	33,903	1,692,438
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation (continued)
Saia †	859	$ 407,415
Scorpio Tankers	4,871	395,964
Teekay Tankers Class A	3,099	213,242
Werner Enterprises	30,409	1,089,554
XPO †	5,111	542,533
		7,902,459
Utilities — 1.61%
Black Hills	30,702	1,669,575
Spire	28,925	1,756,615
		3,426,190
Total Common Stocks (cost $196,720,100)		212,035,281

Short-Term Investments — 0.73%
Money Market Mutual Funds — 0.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	391,823	391,823
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	391,825	391,825
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	391,825	391,825
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	391,826	391,826
Total Short-Term Investments (cost $1,567,299)		1,567,299
Total Value of Securities—100.10% (cost $198,287,399)		$213,602,580
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
 June 30, 2024 (Unaudited)
	Macquarie VIP Asset Strategy Seriesφ	Macquarie VIP Balanced Series	Macquarie VIP Energy Series	Macquarie VIP Growth Series
Assets:
Investments of unaffiliated issuers, at value*	$562,725,651	$221,469,143	$81,482,117	$724,899,047
Investments of affiliated issuers, at value**	18,881	—	—	—
Bullion, at value‡	24,793,005	—	—	—
Foreign currencies, at valueΔ	626,958	—	—	—
Cash	327,745	172,525	—	—
Cash collateral due from brokers	251,746	53,752	—	—
Dividend and interest receivable	1,697,136	624,215	49,533	294,358
Foreign tax reclaims receivable	246,930	14,052	16,625	16,740
Unrealized appreciation on forward foreign currency exchange contracts	11,080	4,825	—	—
Prepaid expenses	10,678	2,708	641	8,880
Receivable for series shares sold	3,637	2,258	216,719	7,417
Receivable for securities sold	—	—	1,565,699	2,635,343
Other assets	—	—	—	642
Total Assets	590,713,447	222,343,478	83,331,334	727,862,427
Liabilities:
Due to custodian	—	—	608,929	—
Payable for securities purchased	1,364,521	800,881	347,154	—
Accrued capital gains taxes on appreciated securities	532,675	—	—	—
Payable for series shares redeemed	487,014	110,338	3,216	492,562
Investment management fees payable to affiliates	255,589	122,447	50,633	417,901
Distribution fees payable to affiliates	120,598	45,530	16,889	149,250
Other accrued expenses	113,417	139,390	74,392	191,472
Variation margin due to broker on futures contracts	60,547	12,406	—	—
Unrealized depreciation on forward foreign currency exchange contracts	34,633	14,974	—	—
Total Liabilities	2,968,994	1,245,966	1,101,213	1,251,185
Total Net Assets	$587,744,453	$221,097,512	$82,230,121	$726,611,242

Net Assets Consist of:
Paid-in capital	$514,476,484	$193,177,075	$89,370,280	$360,432,716
Total distributable earnings (loss)	73,267,969	27,920,437	(7,140,159)	366,178,526
Total Net Assets	$587,744,453	$221,097,512	$82,230,121	$726,611,242

	Macquarie VIP Asset Strategy Seriesφ	Macquarie VIP Balanced Series	Macquarie VIP Energy Series	Macquarie VIP Growth Series
Net Asset Value

Standard Class:
Net assets	$1,399,581	$—	$507,414	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	146,175	—	97,551	—
Net asset value per share	$9.57	$—	$5.20	$—

Service Class:
Net assets	$586,344,872	$221,097,512	$81,722,707	$726,611,242
Shares of beneficial interest outstanding, unlimited authorization, no par	61,299,227	38,019,057	15,668,674	72,899,496
Net asset value per share	$9.57	$5.82	$5.22	$9.97
*Investments of unaffiliated issuers, at cost	$480,838,240	$193,381,918	$78,311,066	$407,757,809
**Investments of affiliated issuers, at cost	30,579,463	—	—	—
‡Bullion, at cost	12,870,226	—	—	—
ΔForeign currencies, at cost	626,753	—	—	—
φConsolidated statement of assets and liabilities
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Macquarie VIP High Income Series	Macquarie VIP International Core Equity Series	Macquarie VIP Mid Cap Growth Series	Macquarie VIP Natural Resources Series
Assets:
Investments, at value*	$789,308,131	$806,153,557	$417,477,777	$79,945,601
Foreign currencies, at valueΔ	—	74,905	—	5,097
Cash	6,049,828	86,099	—	216
Dividend and interest receivable	11,438,917	1,239,651	171,856	47,434
Receivable for securities sold	3,546,357	—	1,436,428	478,236
Receivable for series shares sold	218,335	16,849	44,572	2,716
Prepaid expenses	10,189	8,322	5,855	1,230
Foreign tax reclaims receivable	7,602	2,219,465	—	17,453
Other assets	581	1,479	—	—
Total Assets	810,579,940	809,800,327	419,136,488	80,497,983
Liabilities:
Payable for securities purchased	11,797,811	—	3,832,399	363,033
Payable for series shares redeemed	495,588	396,772	748,397	318,849
Investment management fees payable to affiliates	401,752	543,416	309,135	56,725
Distribution fees payable to affiliates	159,972	58,120	81,558	16,684
Other accrued expenses	57,411	21,155	111,922	69,060
Accrued capital gains taxes on appreciated securities	—	2,453,820	—	—
Total Liabilities	12,912,534	3,473,283	5,083,411	824,351
Total Net Assets	$797,667,406	$806,327,044	$414,053,077	$79,673,632

Net Assets Consist of:
Paid-in capital	$1,013,267,708	$718,540,697	$309,986,877	$122,405,811
Total distributable earnings (loss)	(215,600,302)	87,786,347	104,066,200	(42,732,179)
Total Net Assets	$797,667,406	$806,327,044	$414,053,077	$79,673,632

	Macquarie VIP High Income Series	Macquarie VIP International Core Equity Series	Macquarie VIP Mid Cap Growth Series	Macquarie VIP Natural Resources Series
Net Asset Value

Standard Class:
Net assets	$14,959,031	$526,595,694	$22,527,260	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	5,278,914	31,259,719	2,257,465	—
Net asset value per share	$2.83	$16.85	$9.98	$—

Service Class:
Net assets	$782,708,375	$279,731,350	$391,525,817	$79,673,632
Shares of beneficial interest outstanding, unlimited authorization, no par	276,875,135	16,617,632	40,007,645	17,210,416
Net asset value per share	$2.83	$16.83	$9.79	$4.63
*Investments, at cost	$839,671,599	$710,839,969	$373,718,614	$84,471,949
ΔForeign currencies, at cost	—	76,839	—	5,143
See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Macquarie VIP Science and Technology Series	Macquarie VIP Small Cap Growth Series	Macquarie VIP Smid Cap Core Series
Assets:
Investments, at value*	$663,024,719	$211,829,916	$213,602,580
Cash	—	4,892	—
Dividend and interest receivable	303,441	13,290	140,172
Foreign tax reclaims receivable	123,764	—	—
Receivable for series shares sold	24,978	3,071	2,174
Prepaid expenses	6,735	2,605	2,648
Receivable for securities sold	—	997,804	—
Total Assets	663,483,637	212,851,578	213,747,574
Liabilities:
Due to custodian	—	—	12
Payable for series shares redeemed	756,476	196,955	100,038
Investment management fees payable to affiliates	455,725	138,403	148,831
Distribution fees payable to affiliates	133,477	38,966	43,774
Other accrued expenses	85,988	96,741	68,020
Payable for securities purchased	—	1,196,680	—
Total Liabilities	1,431,666	1,667,745	360,675
Total Net Assets	$662,051,971	$211,183,833	$213,386,899

Net Assets Consist of:
Paid-in capital	$385,818,703	$199,647,066	$195,404,057
Total distributable earnings (loss)	276,233,268	11,536,767	17,982,842
Total Net Assets	$662,051,971	$211,183,833	$213,386,899

	Macquarie VIP Science and Technology Series	Macquarie VIP Small Cap Growth Series	Macquarie VIP Smid Cap Core Series
Net Asset Value

Standard Class:
Net assets	$2,762,017	$18,624,660	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	97,099	2,935,885	—
Net asset value per share	$28.45	$6.34	$—

Service Class:
Net assets	$659,289,954	$192,559,173	$213,386,899
Shares of beneficial interest outstanding, unlimited authorization, no par	23,635,406	30,925,501	17,910,311
Net asset value per share	$27.89	$6.23	$11.91
*Investments, at cost	$410,557,050	$186,477,720	$198,287,399
See accompanying notes, which are an integral part of the financial statements.

Statements of operations
 Six months ended June 30, 2024 (Unaudited)
	Macquarie VIP Asset Strategy Seriesφ	Macquarie VIP Balanced Series	Macquarie VIP Energy Series	Macquarie VIP Growth Series
Investment Income:
Dividends	$4,397,792	$838,348	$117,132	$2,375,100
Interest	4,140,977	1,749,356	—	—
Foreign tax withheld	(277,647)	(15,135)	(48,953)	(53,799)
	8,261,122	2,572,569	68,179	2,321,301

Expenses:
Management fees	2,035,879	763,908	359,273	2,491,581
Distribution expenses — Service Class	725,528	272,824	105,024	889,850
Accounting and administration expenses	70,701	36,602	31,972	79,575
Custodian fees	30,273	7,284	11,968	5,125
Audit and tax fees	27,647	24,609	17,024	16,766
Legal fees	21,794	6,760	3,993	27,003
Dividend disbursing and transfer agent fees and expenses	20,907	7,732	3,885	28,763
Trustees’ fees	13,094	4,906	1,930	15,980
Reports and statements to shareholders expenses	3,585	1,559	813	4,421
Other	39,901	27,378	2,976	26,370
	2,989,309	1,153,562	538,858	3,585,434
Less expenses waived	(479,950)	(13,172)	(14,347)	—
Less expenses paid indirectly	(5)	(2)	(3)	(2)
Total operating expenses	2,509,354	1,140,388	524,508	3,585,432
Net Investment Income (Loss)	5,751,768	1,432,181	(456,329)	(1,264,131)

	Macquarie VIP Asset Strategy Seriesφ	Macquarie VIP Balanced Series	Macquarie VIP Energy Series	Macquarie VIP Growth Series
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$20,161,355	$3,503,299	$3,119,422	$50,484,802
Foreign currencies	(103,827)	20,977	(4,615)	28
Forward foreign currency exchange contracts	(46,098)	(20,117)	—	—
Futures contracts	(87,876)	(45,979)	—	—
Options written	6,927	2,969	—	—
Swap contracts	(59,806)	(26,653)	—	—
Net realized gain (loss)	19,870,675	3,434,496	3,114,807	50,484,830
Net change in unrealized appreciation (depreciation) on:
Investments[2]	27,347,459	14,696,230	1,758,411	53,935,164
Affiliated investments	39,135	—	—	—
Foreign currencies	(27,711)	(3,205)	486	—
Forward foreign currency exchange contracts	31,168	12,383	—	—
Futures contracts	(992,012)	(297,009)	—	—
Swap contracts	10,140	4,459	—	—
Net change in unrealized appreciation (depreciation)	26,408,179	14,412,858	1,758,897	53,935,164
Net Realized and Unrealized Gain (Loss)	46,278,854	17,847,354	4,873,704	104,419,994
Net Increase (Decrease) in Net Assets Resulting from Operations	$52,030,622	$19,279,535	$4,417,375	$103,155,863
[1]	Includes $(276,486) capital gains taxes paid for Macquarie VIP Asset Strategy Series.
[2]	Includes $(532,675) capital gains taxes accrued for Macquarie VIP Asset Strategy Series.
φConsolidated statement of operations.
See accompanying notes, which are an integral part of the financial statements.

Statements of operations

	Macquarie VIP High Income Series	Macquarie VIP International Core Equity Series	Macquarie VIP Mid Cap Growth Series	Macquarie VIP Natural Resources Series
Investment Income:
Interest	$27,254,249	$—	$—	$—
Dividends	1,975,602	14,741,978	1,198,506	(217,144)[4]
Foreign tax withheld	—	(1,407,969)	—	(23,837)
	29,229,851	13,334,009	1,198,506	(240,981)

Expenses:
Management fees	2,436,210	3,001,793	2,121,428	347,519
Distribution expenses — Service Class	969,862	633,116	508,050	102,212
Accounting and administration expenses	85,537	73,765	61,081	32,260
Legal fees	35,031	24,787	22,868	3,562
Dividend disbursing and transfer agent fees and expenses	31,590	25,651	18,789	3,808
Audit and tax fees	25,310	19,548	16,876	19,225
Trustees’ fees	17,879	15,213	11,373	1,892
Reports and statements to shareholders expenses	5,070	4,304	3,294	697
Custodian fees	237	47,855	13,697	1,243
Other	35,921	22,370	8,790	4,885
	3,642,647	3,868,402	2,786,246	517,303
Less expenses waived	—	(101,556)	(156,874)	—
Less expenses paid indirectly	(4)	(3)	(3)	(2)
Total operating expenses	3,642,643	3,766,843	2,629,369	517,301
Net Investment Income (Loss)	25,587,208	9,567,166	(1,430,863)	(758,282)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	(9,920,837)	(13,818,996)	61,760,775	(156,551)
Foreign currencies	—	(342,724)	—	(9,132)
Net increase from payment by affiliates[2]	—	225	—	—
Net realized gain (loss)	(9,920,837)	(14,161,495)	61,760,775	(165,683)

Net change in unrealized appreciation (depreciation) on:
Investments[3]	2,746,760	41,193,422	(55,692,616)	3,077,229
Foreign currencies	—	(59,581)	—	68
Net change in unrealized appreciation (depreciation)	2,746,760	41,133,841	(55,692,616)	3,077,297
Net Realized and Unrealized Gain (Loss)	(7,174,077)	26,972,346	6,068,159	2,911,614
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,413,131	$36,539,512	$4,637,296	$2,153,332
[1]	Includes $(745,397) capital gains taxes paid for Macquarie VIP International Core Equity Series.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Includes $(2,453,820) capital gains taxes accrued for Macquarie VIP International Core Equity Series.
[4]	Includes a return of capital dividend reclassification in the amount of $1,283,890, relating to a prior year dividend which exceeded the aggregate of dividend income earned during the current period.
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Science and Technology Series	Macquarie VIP Small Cap Growth Series	Macquarie VIP Smid Cap Core Series
Investment Income:
Dividends	$2,078,812	$357,742	$1,451,726
Reclaim income	150,211	—	—
Foreign tax withheld	(71,249)	—	—
	2,157,774	357,742	1,451,726

Expenses:
Management fees	2,612,589	902,578	921,945
Distribution expenses — Service Class	765,275	241,774	271,160
Accounting and administration expenses	69,345	37,552	36,360
Legal fees	25,167	9,380	8,638
Dividend disbursing and transfer agent fees and expenses	21,227	8,103	8,231
Audit and tax fees	16,876	18,462	17,191
Trustees’ fees	13,525	4,791	4,933
Reports and statements to shareholders expenses	3,782	1,449	1,298
Custodian fees	1,793	3,709	3,391
Other	11,106	12,349	5,509
	3,540,685	1,240,147	1,278,656
Less expenses waived	—	(53,243)	—
Less expenses paid indirectly	(3)	(3)	(2)
Total operating expenses	3,540,682	1,186,901	1,278,654
Net Investment Income (Loss)	(1,382,908)	(829,159)	173,072

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	25,192,544	3,021,689	2,784,213
Foreign currencies	(966)	—	—
Net increase from payment by affiliates[1]	—	8	118
Net realized gain (loss)	25,191,578	3,021,697	2,784,331

Net change in unrealized appreciation (depreciation) on:
Investments	114,451,526	15,005,160	5,421,523
Foreign currencies	(1,118)	—	—
Net change in unrealized appreciation (depreciation)	114,450,408	15,005,160	5,421,523
Net Realized and Unrealized Gain (Loss)	139,641,986	18,026,857	8,205,854
Net Increase (Decrease) in Net Assets Resulting from Operations	$138,259,078	$17,197,698	$8,378,926
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Asset Strategy Seriesφ		Macquarie VIP Balanced Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,751,768	$10,608,934	$1,432,181	$2,937,120
Net realized gain (loss)	19,870,675	(7,020,333)	3,434,496	(1,222,400)
Net change in unrealized appreciation (depreciation)	26,408,179	70,389,292	14,412,858	29,561,080
Net increase (decrease) in net assets resulting from operations	52,030,622	73,977,893	19,279,535	31,275,800

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class[1]	(1,856)	(27,296)	—	—
Service Class[2]	(843,091)	(11,739,483)	(2,922,492)	(1,624,720)
	(844,947)	(11,766,779)	(2,922,492)	(1,624,720)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class[1]	125,570	31,143	—	—
Service Class[2]	17,642,685	32,487,827	2,244,051	5,413,815

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	1,856	27,296	—	—
Service Class[2]	843,091	11,739,483	2,922,492	1,624,720
	18,613,202	44,285,749	5,166,543	7,038,535
Cost of shares redeemed:
Standard Class[1]	(18,797)	(8,375)	—	—
Service Class[2]	(58,707,634)	(96,189,372)	(16,235,838)	(29,507,402)
	(58,726,431)	(96,197,747)	(16,235,838)	(29,507,402)
Decrease in net assets derived from capital share transactions	(40,113,229)	(51,911,998)	(11,069,295)	(22,468,867)
Net Increase in Net Assets	11,072,446	10,299,116	5,287,748	7,182,213

Net Assets:
Beginning of period	576,672,007	566,372,891	215,809,764	208,627,551
End of period	$587,744,453	$576,672,007	$221,097,512	$215,809,764
[1]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
φ Consolidated statements of changes in net assets
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Energy Series		Macquarie VIP Growth Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(456,329)	$4,638,266	$(1,264,131)	$(2,153,249)
Net realized gain (loss)	3,114,807	3,683,255	50,484,830	94,153,827
Net change in unrealized appreciation (depreciation)	1,758,897	(6,572,129)	53,935,164	130,020,667
Net increase (decrease) in net assets resulting from operations	4,417,375	1,749,392	103,155,863	222,021,245

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class[1]	(14,277)	(17,432)	—	—
Service Class[2]	(2,397,691)	(2,885,656)	(94,108,766)	(70,684,077)
	(2,411,968)	(2,903,088)	(94,108,766)	(70,684,077)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class[1]	219,669	540,676	—	—
Service Class[2]	8,444,598	36,422,178	9,440,012	19,298,949

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	14,277	17,432	—	—
Service Class[2]	2,397,691	2,885,656	94,108,766	70,684,077
	11,076,235	39,865,942	103,548,778	89,983,026
Cost of shares redeemed:
Standard Class[1]	(220,400)	(545,043)	—	—
Service Class[2]	(16,798,513)	(76,040,819)	(84,522,089)	(170,994,042)
	(17,018,913)	(76,585,862)	(84,522,089)	(170,994,042)
Increase (decrease) in net assets derived from capital share transactions	(5,942,678)	(36,719,920)	19,026,689	(81,011,016)
Net Increase (Decrease) in Net Assets	(3,937,271)	(37,873,616)	28,073,786	70,326,152

Net Assets:
Beginning of period	86,167,392	124,041,008	698,537,456	628,211,304
End of period	$82,230,121	$86,167,392	$726,611,242	$698,537,456
[1]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP High Income Series		Macquarie VIP International Core Equity Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$25,587,208	$53,799,967	$9,567,166	$10,643,439
Net realized gain (loss)	(9,920,837)	(46,176,984)	(14,161,720)	8,992,747
Net increase from payment by affiliates[1]	—	—	225	—
Net change in unrealized appreciation (depreciation)	2,746,760	79,835,568	41,133,841	60,953,394
Net increase (decrease) in net assets resulting from operations	18,413,131	87,458,551	36,539,512	80,589,580

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class[2]	(1,044,830)	(985,414)	(7,921,066)	—
Service Class[3]	(50,765,621)	(46,917,521)	(4,187,897)	(8,460,348)
	(51,810,451)	(47,902,935)	(12,108,963)	(8,460,348)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class[2]	552,413	1,240,076	361,914,986	—
Service Class[3]	47,170,200	71,592,851	7,031,453	183,696,498

Net assets from reorganization:[4]
Standard Class[2]	—	—	173,766,356	—
Service Class[3]	—	—	1,193,393	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class[2]	1,044,830	985,414	7,921,066	—
Service Class[3]	50,765,621	46,917,521	4,187,897	8,460,348
	99,533,064	120,735,862	556,015,151	192,156,846
Cost of shares redeemed:
Standard Class[2]	(1,433,312)	(2,654,106)	(23,365,256)	—
Service Class[3]	(61,278,680)	(115,099,053)	(398,321,547)	(100,738,103)
	(62,711,992)	(117,753,159)	(421,686,803)	(100,738,103)
Increase in net assets derived from capital share transactions	36,821,072	2,982,703	134,328,348	91,418,743
Net Increase in Net Assets	3,423,752	42,538,319	158,758,897	163,547,975

Net Assets:
Beginning of period	794,243,654	751,705,335	647,568,147	484,020,172
End of period	$797,667,406	$794,243,654	$806,327,044	$647,568,147
[1]	See Note 2 in “Notes to financial statements.”
[2]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[3]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
[4]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Mid Cap Growth Series		Macquarie VIP Natural Resources Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,430,863)	$(2,321,424)	$(758,282)	$3,306,499
Net realized gain (loss)	61,760,775	14,499,858	(165,683)	3,869,176
Net change in unrealized appreciation (depreciation)	(55,692,616)	75,968,057	3,077,297	(6,029,546)
Net increase (decrease) in net assets resulting from operations	4,637,296	88,146,491	2,153,332	1,146,129

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class[1]	(2,599,972)	(11,339,739)	—	—
Service Class[2]	(11,806,161)	(44,907,682)	(4,447,046)	(2,591,067)
	(14,406,133)	(56,247,421)	(4,447,046)	(2,591,067)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class[1]	719,323	8,430,325	—	—
Service Class[2]	11,601,895	45,889,877	4,749,932	9,541,371

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	2,599,972	11,339,739	—	—
Service Class[2]	11,806,161	44,907,682	4,447,046	2,591,067
	26,727,351	110,567,623	9,196,978	12,132,438
Cost of shares redeemed:
Standard Class[1]	(80,981,700)	(31,247,350)	—	—
Service Class[2]	(36,388,846)	(56,947,796)	(19,506,349)	(27,933,070)
	(117,370,546)	(88,195,146)	(19,506,349)	(27,933,070)
Increase (decrease) in net assets derived from capital share transactions	(90,643,195)	22,372,477	(10,309,371)	(15,800,632)
Net Increase (Decrease) in Net Assets	(100,412,032)	54,271,547	(12,603,085)	(17,245,570)

Net Assets:
Beginning of period	514,465,109	460,193,562	92,276,717	109,522,287
End of period	$414,053,077	$514,465,109	$79,673,632	$92,276,717
[1]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Science and Technology Series		Macquarie VIP Small Cap Growth Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,382,908)	$(1,534,029)	$(829,159)	$(1,223,744)
Net realized gain (loss)	25,191,578	25,135,224	3,021,689	(13,816,055)
Net increase from payment by affiliates[1]	—	—	8	—
Net change in unrealized appreciation (depreciation)	114,450,408	144,080,064	15,005,160	40,348,858
Net increase (decrease) in net assets resulting from operations	138,259,078	167,681,259	17,197,698	25,309,059

Dividends and Distributions to Shareholders from:
Distributable earnings:
Standard Class[2]	(78,541)	(97,656)	—	(2,963,429)
Service Class[3]	(18,898,066)	(27,914,720)	—	(29,439,429)
	(18,976,607)	(28,012,376)	—	(32,402,858)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Standard Class[2]	97,387	757,784	899,937	3,084,515
Service Class[3]	23,962,525	36,147,645	5,822,706	8,505,619

Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class[2]	78,541	97,656	—	2,963,429
Service Class[3]	18,898,066	27,914,720	—	29,439,429
	43,036,519	64,917,805	6,722,643	43,992,992
Cost of shares redeemed:
Standard Class[2]	(133,381)	(444,975)	(4,075,560)	(2,723,229)
Service Class[3]	(68,486,646)	(87,680,185)	(18,088,758)	(23,658,423)
	(68,620,027)	(88,125,160)	(22,164,318)	(26,381,652)
Increase (decrease) in net assets derived from capital share transactions	(25,583,508)	(23,207,355)	(15,441,675)	17,611,340
Net Increase in Net Assets	93,698,963	116,461,528	1,756,023	10,517,541

Net Assets:
Beginning of period	568,353,008	451,891,480	209,427,810	198,910,269
End of period	$662,051,971	$568,353,008	$211,183,833	$209,427,810
[1]	See Note 2 in “Notes to financial statements.”
[2]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[3]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

	Macquarie VIP Smid Cap Core Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase in Net Assets from Operations:
Net investment income (loss)	$173,072	$701,631
Net realized gain (loss)	2,784,213	379,983
Net increase from payment by affiliates[1]	118	—
Net change in unrealized appreciation (depreciation)	5,421,523	25,380,420
Net increase (decrease) in net assets resulting from operations	8,378,926	26,462,034

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[2]	(1,035,868)	(19,291,779)
	(1,035,868)	(19,291,779)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[2]	3,723,064	70,168,744

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[2]	1,035,868	19,291,779
	4,758,932	89,460,523
Cost of shares redeemed:
Service Class[2]	(23,233,194)	(30,223,557)
Increase (decrease) in net assets derived from capital share transactions	(18,474,262)	59,236,966
Net Increase (Decrease) in Net Assets	(11,131,204)	66,407,221

Net Assets:
Beginning of period	224,518,103	158,110,882
End of period	$213,386,899	$224,518,103
[1]	See Note 2 in “Notes to financial statements.”
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Asset Strategy Series Standard Classφ
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$8.76	$7.85	$10.20	$10.45	$9.50	$8.29

Income (loss) from investment operations:
Net investment income[2]	0.10	0.18	0.12	0.08	0.17	0.20
Net realized and unrealized gain (loss)	0.72	0.94	(1.60)	1.01	1.16	1.63
Total from investment operations	0.82	1.12	(1.48)	1.09	1.33	1.83

Less dividends and distributions from:
Net investment income	(0.01)	(0.21)	(0.16)	(0.20)	(0.22)	(0.23)
Net realized gain	—	—	(0.70)	(1.14)	(0.16)	(0.39)
Return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions	(0.01)	(0.21)	(0.87)	(1.34)	(0.38)	(0.62)

Net asset value, end of period	$9.57	$8.76	$7.85	$10.20	$10.45	$9.50

Total return[3]	9.40%[4]	14.22%[4]	(14.54%)[4]	10.72%[4]	14.16%	22.08%[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,399	$1,179	$1,011	$1[5]	$—[5,6]	$1[5]
Ratio of expenses to average net assets[7]	0.61%	0.62%	0.66%	0.65%	0.77%	0.77%
Ratio of expenses to average net assets prior to fees waived[7]	0.78%	0.76%	0.77%	0.75%	0.77%	0.77%
Ratio of net investment income to average net assets	2.23%	2.12%	1.42%	0.76%	1.83%	2.19%
Ratio of net investment income to average net assets prior to fees waived	2.06%	1.98%	1.31%	0.66%	1.83%	2.19%
Portfolio turnover	42%	74%	102%	56%	44%	46%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Asset Strategy Series Service Classφ
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$8.76	$7.85	$10.19	$10.44	$9.50	$8.29

Income (loss) from investment operations:
Net investment income[2]	0.09	0.15	0.10	0.07	0.15	0.18
Net realized and unrealized gain (loss)	0.73	0.94	(1.59)	1.00	1.15	1.62
Total from investment operations	0.82	1.09	(1.49)	1.07	1.30	1.80

Less dividends and distributions from:
Net investment income	(0.01)	(0.18)	(0.14)	(0.18)	(0.20)	(0.20)
Net realized gain	—	—	(0.70)	(1.14)	(0.16)	(0.39)
Return of capital	—	—	(0.01)	—	—	—
Total dividends and distributions	(0.01)	(0.18)	(0.85)	(1.32)	(0.36)	(0.59)

Net asset value, end of period	$9.57	$8.76	$7.85	$10.19	$10.44	$9.50

Total return[3]	9.40%[4]	13.90%[4]	(14.71%)[4]	10.44%[4]	13.88%	21.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$586,345	$575,493	$565,362	$743[5]	$764[5]	$772[5]
Ratio of expenses to average net assets[6]	0.86%	0.87%	0.87%	0.90%	1.02%	1.02%
Ratio of expenses to average net assets prior to fees waived[6]	1.03%	1.01%	1.01%	1.01%	1.02%	1.02%
Ratio of net investment income to average net assets	1.98%	1.87%	1.21%	0.64%	1.60%	1.94%
Ratio of net investment income to average net assets prior to fees waived	1.81%	1.73%	1.07%	0.53%	1.60%	1.94%
Portfolio turnover	42%	74%	102%	56%	44%	46%
φ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Balanced Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$5.40	$4.69	$9.39	$8.71	$8.22	$7.46

Income (loss) from investment operations:
Net investment income[2]	0.04	0.07	0.04	0.05	0.09	0.11
Net realized and unrealized gain (loss)	0.46	0.68[3]	(1.55)	1.29	0.94	1.44
Total from investment operations	0.50	0.75	(1.51)	1.34	1.03	1.55

Less dividends and distributions from:
Net investment income	(0.08)	(0.04)	(0.09)	(0.09)	(0.11)	(0.14)
Net realized gain	—	—	(3.10)	(0.57)	(0.43)	(0.65)
Total dividends and distributions	(0.08)	(0.04)	(3.19)	(0.66)	(0.54)	(0.79)

Net asset value, end of period	$5.82	$5.40	$4.69	$9.39	$8.71	$8.22

Total return[4]	9.22%[5]	16.09%[3]	(16.11%)	15.97%	14.11%	22.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$221,098	$215,810	$208,628	$271[6]	$344[6]	$341[6]
Ratio of expenses to average net assets[7]	1.04%	1.05%	1.07%	1.00%	1.02%	1.01%
Ratio of expenses to average net assets prior to fees waived[7]	1.05%	1.05%	1.07%	1.00%	1.02%	1.01%
Ratio of net investment income to average net assets	1.31%	1.40%	0.72%	0.51%	1.13%	1.38%
Ratio of net investment income to average net assets prior to fees waived	1.30%	1.40%	0.72%	0.51%	1.13%	1.38%
Portfolio turnover	46%	85%	72%	79%	61%	44%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.004 and total return by 0.09%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Energy Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$5.09	$5.07	$3.48	$2.48	$4.02	$3.88

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)	0.24	0.15	0.04	0.04	0.03
Net realized and unrealized gain (loss)	0.30	(0.03)	1.61	1.02	(1.52)	0.11
Total from investment operations	0.28	0.21	1.76	1.06	(1.48)	0.14

Less dividends and distributions from:
Net investment income	(0.17)	(0.19)	(0.17)	(0.06)	(0.06)	—
Total dividends and distributions	(0.17)	(0.19)	(0.17)	(0.06)	(0.06)	—

Net asset value, end of period	$5.20	$5.09	$5.07	$3.48	$2.48	$4.02

Total return[3]	5.36%[4]	4.24%	50.85%	42.33%	(36.67%)[4]	3.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$507	$472	$447	$—[5,6]	$—[5,6]	$—[5,6]
Ratio of expenses to average net assets[7]	0.99%	1.05%	0.98%	0.97%	1.06%	1.04%
Ratio of expenses to average net assets prior to fees waived[7]	1.02%	1.05%	0.98%	0.97%	1.12%	1.04%
Ratio of net investment income (loss) to average net assets	(0.83%)	4.64%	3.04%	1.20%	1.89%	0.64%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.86%)	4.64%	3.04%	1.20%	1.83%	0.64%
Portfolio turnover	19%	43%	85%	119%	54%	21%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Energy Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$5.10	$5.07	$3.47	$2.48	$4.00	$3.87

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.03)	0.24	0.14	0.04	0.04	0.02
Net realized and unrealized gain (loss)	0.30	(0.04)	1.61	1.00	(1.52)	0.11
Total from investment operations	0.27	0.20	1.75	1.04	(1.48)	0.13

Less dividends and distributions from:
Net investment income	(0.15)	(0.17)	(0.15)	(0.05)	(0.04)	—
Total dividends and distributions	(0.15)	(0.17)	(0.15)	(0.05)	(0.04)	—

Net asset value, end of period	$5.22	$5.10	$5.07	$3.47	$2.48	$4.00

Total return[3]	5.30%[4]	4.06%	50.42%	42.00%	(36.83%)[4]	3.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$81,723	$85,695	$123,594	$74[5]	$44[5]	$42[5]
Ratio of expenses to average net assets[6]	1.24%	1.30%	1.23%	1.22%	1.31%	1.29%
Ratio of expenses to average net assets prior to fees waived[6]	1.27%	1.30%	1.23%	1.22%	1.37%	1.29%
Ratio of net investment income (loss) to average net assets	(1.08%)	4.68%	2.87%	1.41%	1.62%	0.42%
Ratio of net investment income (loss) to average net assets prior to fees waived	(1.11%)	4.68%	2.87%	1.41%	1.56%	0.42%
Portfolio turnover	19%	43%	85%	119%	54%	21%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Growth Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.92	$7.97	$14.85	$12.70	$11.33	$11.02

Income (loss) from investment operations:
Net investment loss[2]	(0.02)	(0.03)	(0.03)	(0.06)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	1.51	2.91	(3.97)	3.57	3.03	3.58
Total from investment operations	1.49	2.88	(4.00)	3.51	3.01	3.57

Less dividends and distributions from:
Net realized gain	(1.44)	(0.93)	(2.88)	(1.36)	(1.64)	(3.26)
Total dividends and distributions	(1.44)	(0.93)	(2.88)	(1.36)	(1.64)	(3.26)

Net asset value, end of period	$9.97	$9.92	$7.97	$14.85	$12.70	$11.33

Total return[3]	15.55%	38.00%	(27.24%)	30.03%	30.55%	36.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$726,611	$698,537	$628,211	$1,023[4]	$896[4]	$791[4]
Ratio of expenses to average net assets[5]	1.01%	1.00%	1.00%	0.99%	1.01%	1.00%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	1.00%	1.00%	0.99%	1.01%	1.00%
Ratio of net investment loss to average net assets	(0.36%)	(0.31%)	(0.32%)	(0.42%)	(0.20%)	(0.05%)
Ratio of net investment loss to average net assets prior to fees waived	(0.36%)	(0.31%)	(0.32%)	(0.42%)	(0.20%)	(0.05%)
Portfolio turnover	4%	9%	12%	22%	29%	30%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP High Income Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$2.96	$2.82	$3.40	$3.41	$3.48	$3.35

Income (loss) from investment operations:
Net investment income[2]	0.10	0.21	0.19	0.21	0.21	0.24
Net realized and unrealized gain (loss)	(0.03)	0.12	(0.56)	(0.01)	(0.03)	0.13
Total from investment operations	0.07	0.33	(0.37)	0.20	0.18	0.37

Less dividends and distributions from:
Net investment income	(0.20)	(0.19)	(0.21)	(0.21)	(0.25)	(0.24)
Total dividends and distributions	(0.20)	(0.19)	(0.21)	(0.21)	(0.25)	(0.24)

Net asset value, end of period	$2.83	$2.96	$2.82	$3.40	$3.41	$3.48

Total return[3]	2.46%	12.22%	(10.91%)	6.33%	6.30%	11.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,959	$15,460	$15,093	$19[4]	$20[4]	$27[4]
Ratio of expenses to average net assets[5]	0.68%	0.68%	0.67%	0.67%	0.69%	0.67%
Ratio of expenses to average net assets prior to fees waived[5]	0.68%	0.68%	0.67%	0.67%	0.69%	0.67%
Ratio of net investment income to average net assets	6.71%	7.29%	6.40%	6.11%	6.54%	6.82%
Ratio of net investment income to average net assets prior to fees waived	6.71%	7.29%	6.40%	6.11%	6.54%	6.82%
Portfolio turnover	26%	33%	61%	54%	52%	35%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP High Income Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$2.95	$2.81	$3.39	$3.40	$3.47	$3.34

Income (loss) from investment operations:
Net investment income[2]	0.09	0.20	0.18	0.20	0.20	0.23
Net realized and unrealized gain (loss)	(0.01)	0.13	(0.56)	—[3]	(0.03)	0.13
Total from investment operations	0.08	0.33	(0.38)	0.20	0.17	0.36

Less dividends and distributions from:
Net investment income	(0.20)	(0.19)	(0.20)	(0.21)	(0.24)	(0.23)
Total dividends and distributions	(0.20)	(0.19)	(0.20)	(0.21)	(0.24)	(0.23)

Net asset value, end of period	$2.83	$2.95	$2.81	$3.39	$3.40	$3.47

Total return[4]	2.57%	12.15%	(11.28%)	6.06%	6.03%	11.19%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$782,708	$778,784	$736,612	$892[5]	$859[5]	$859[5]
Ratio of expenses to average net assets[6]	0.93%	0.93%	0.92%	0.92%	0.94%	0.92%
Ratio of expenses to average net assets prior to fees waived[6]	0.93%	0.93%	0.92%	0.92%	0.94%	0.92%
Ratio of net investment income to average net assets	6.46%	7.04%	6.15%	5.85%	6.28%	6.57%
Ratio of net investment income to average net assets prior to fees waived	6.46%	7.04%	6.15%	5.85%	6.28%	6.57%
Portfolio turnover	26%	33%	61%	54%	52%	35%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP International Core Equity Series Standard Class
Selected data for each share of the Series outstanding throughout the period were as follows:
3/28/24[1] to 6/30/24 (Unaudited)

Net asset value, beginning of period	$17.14

Income (loss) from investment operations:
Net investment income[2]	0.17
Net realized and unrealized loss	(0.21)[3]
Total from investment operations	(0.04)

Less dividends and distributions from:
Net investment income	(0.21)
Net realized gain	(0.04)
Total dividends and distributions	(0.25)

Payment by affiliates	—[4,5]

Net asset value, end of period	$16.85

Total return[6]	(0.08%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$526,596
Ratio of expenses to average net assets[7]	0.86%
Ratio of expenses to average net assets prior to fees waived[7]	0.90%
Ratio of net investment income to average net assets	4.02%
Ratio of net investment income to average net assets prior to fees waived	3.98%
Portfolio turnover	30%[8]
[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of operations due to the timing of creation of Series shares in relation to fluctuating market values.
[4]	Amount is less than $0.005 per share.
[5]	See Note 2 in “Notes to financial statements.”
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[8]	Portfolio turnover is representative of the Series for the period ended June 30, 2024.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP International Core Equity Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$16.15	$14.12	$18.47	$16.35	$15.65	$14.66
Income (loss) from investment operations:
Net investment income[2]	0.18	0.28	0.28	0.27	0.16	0.29
Net realized and unrealized gain (loss)	0.75	1.99	(3.02)	2.04	0.88	2.28
Total from investment operations	0.93	2.27	(2.74)	2.31	1.04	2.57
Less dividends and distributions from:
Net investment income	(0.21)	(0.24)	(0.36)	(0.19)	(0.34)	(0.25)
Net realized gain	(0.04)	—	(1.25)	—[3]	—[3]	(1.33)
Total dividends and distributions	(0.25)	(0.24)	(1.61)	(0.19)	(0.34)	(1.58)
Payment by affiliates	—[3,4]	—	—	—	—	—
Capital contributions	—	—	—[3,5]	—	—	—
Net asset value, end of period	$16.83	$16.15	$14.12	$18.47	$16.35	$15.65
Total return[6]	5.74%[7]	16.20%	(14.72%)[5,8]	14.18%	7.19%	18.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$279,731	$647,568	$484,020	$621[9]	$649[9]	$699[9]
Ratio of expenses to average net assets[10]	1.15%	1.17%	1.18%	1.16%	1.17%	1.16%
Ratio of expenses to average net assets prior to fees waived[10]	1.17%	1.17%	1.18%	1.16%	1.17%	1.16%
Ratio of net investment income to average net assets	2.19%	1.86%	1.91%	1.49%	1.10%	1.93%
Ratio of net investment income to average net assets prior to fees waived	2.17%	1.86%	1.91%	1.49%	1.10%	1.93%
Portfolio turnover	30%	53%	63%	81%	82%	69%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	During the year ended December 31, 2022, Delaware Management Company reimbursed the Series $20,014 for losses related to a reclaim payment error. Total return for the year ended December 31, 2022 includes the impact of the capital contribution, which was not material to the total return.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[7]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Total return for the year ended December 31, 2022 includes the impact of the refund of previously paid foreign taxes. Total return would have been lower by 0.38% excluding refund of previously paid foreign taxes.
[9]	Net assets reported in millions.
[10]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Mid Cap Growth Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.18	$9.60	$17.99	$17.60	$12.77	$11.10

Income (loss) from investment operations:
Net investment loss[2]	(0.02)	(0.03)	(0.04)	(0.09)	(0.04)	(0.02)
Net realized and unrealized gain (loss)	0.12	1.83	(5.45)	2.71	5.89	3.95
Total from investment operations	0.10	1.80	(5.49)	2.62	5.85	3.93

Less dividends and distributions from:
Net realized gain	(0.30)	(1.22)	(2.90)	(2.23)	(1.02)	(2.26)
Total dividends and distributions	(0.30)	(1.22)	(2.90)	(2.23)	(1.02)	(2.26)

Net asset value, end of period	$9.98	$10.18	$9.60	$17.99	$17.60	$12.77

Total return[3]	0.85%	19.90%	(30.62%)	16.65%	49.37%	38.28%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,527	$101,493	$105,164	$212[4]	$246[4]	$233[4]
Ratio of expenses to average net assets[5]	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets prior to fees waived[5]	0.91%	0.92%	0.92%	0.89%	0.90%	0.90%
Ratio of net investment loss to average net assets	(0.37%)	(0.29%)	(0.38%)	(0.51%)	(0.27%)	(0.20%)
Ratio of net investment loss to average net assets prior to fees waived	(0.43%)	(0.36%)	(0.45%)	(0.55%)	(0.32%)	(0.25%)
Portfolio turnover	13%	30%	29%	27%	25%	20%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Mid Cap Growth Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.00	$9.47	$17.84	$17.48	$12.69	$11.07

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.05)	(0.07)	(0.13)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	0.12	1.80	(5.40)	2.68	5.85	3.94
Total from investment operations	0.09	1.75	(5.47)	2.55	5.78	3.88

Less dividends and distributions from:
Net realized gain	(0.30)	(1.22)	(2.90)	(2.19)	(0.99)	(2.26)
Total dividends and distributions	(0.30)	(1.22)	(2.90)	(2.19)	(0.99)	(2.26)

Net asset value, end of period	$9.79	$10.00	$9.47	$17.84	$17.48	$12.69

Total return[3]	0.76%	19.59%	(30.78%)	16.36%	49.00%	37.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$391,526	$412,972	$355,030	$519[4]	$444[4]	$315[4]
Ratio of expenses to average net assets[5]	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of expenses to average net assets prior to fees waived[5]	1.16%	1.17%	1.17%	1.14%	1.15%	1.15%
Ratio of net investment loss to average net assets	(0.62%)	(0.54%)	(0.61%)	(0.76%)	(0.53%)	(0.45%)
Ratio of net investment loss to average net assets prior to fees waived	(0.68%)	(0.61%)	(0.68%)	(0.80%)	(0.58%)	(0.50%)
Portfolio turnover	13%	30%	29%	27%	25%	20%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Natural Resources Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$4.72	$4.77	$4.12	$3.30	$3.84	$3.55

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.04)	0.15	0.10	0.07	0.04	0.07
Net realized and unrealized gain (loss)	0.22	(0.08)	0.63	0.81	(0.51)	0.26
Total from investment operations	0.18	0.07	0.73	0.88	(0.47)	0.33

Less dividends and distributions from:
Net investment income	(0.27)	(0.12)	(0.08)	(0.06)	(0.07)	(0.04)
Total dividends and distributions	(0.27)	(0.12)	(0.08)	(0.06)	(0.07)	(0.04)

Net asset value, end of period	$4.63	$4.72	$4.77	$4.12	$3.30	$3.84

Total return[3]	3.44%	1.63%	17.72%	26.68%	(11.99%)	9.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,674	$92,277	$109,522	$91[4]	$75[4]	$88[4]
Ratio of expenses to average net assets[5]	1.27%	1.28%	1.25%	1.21%	1.31%	1.24%
Ratio of expenses to average net assets prior to fees waived[5]	1.27%	1.28%	1.25%	1.21%	1.31%	1.24%
Ratio of net investment income (loss) to average net assets	(1.85%)	3.30%	2.24%	1.89%	1.40%	1.88%
Ratio of net investment income (loss) to average net assets prior to fees waived	(1.85%)	3.30%	2.24%	1.89%	1.40%	1.88%
Portfolio turnover	22%	34%	65%	121%	71%	36%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Science and Technology Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$23.38	$17.71	$29.81	$36.13	$29.94	$21.91

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.01)	(0.05)	(0.22)	(0.14)	(0.06)
Net realized and unrealized gain (loss)	5.91	6.80[3]	(9.20)	5.56	10.31	10.95
Total from investment operations	5.88	6.79	(9.25)	5.34	10.17	10.89

Less dividends and distributions from:
Net realized gain	(0.81)	(1.12)	(2.85)	(11.66)	(3.98)	(2.86)
Total dividends and distributions	(0.81)	(1.12)	(2.85)	(11.66)	(3.98)	(2.86)

Net asset value, end of period	$28.45	$23.38	$17.71	$29.81	$36.13	$29.94

Total return[4]	25.41%	39.38%[3]	(31.67%)	15.45%	35.70%	49.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,762	$2,231	$1,331	$2[5]	$2[5]	$1[5]
Ratio of expenses to average net assets[6]	0.90%	0.89%	0.92%	0.89%	0.91%	0.90%
Ratio of expenses to average net assets prior to fees waived[6]	0.90%	0.89%	0.92%	0.89%	0.91%	0.90%
Ratio of net investment loss to average net assets	(0.20%)	(0.05%)	(0.23%)	(0.57%)	(0.44%)	(0.23%)
Ratio of net investment loss to average net assets prior to fees waived	(0.20%)	(0.05%)	(0.23%)	(0.57%)	(0.44%)	(0.23%)
Portfolio turnover	18%	36%	58%	55%	8%	31%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Science and Technology Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$22.97	$17.45	$29.51	$35.87	$29.82	$21.84

Income (loss) from investment operations:
Net investment loss[2]	(0.06)	(0.06)	(0.10)	(0.30)	(0.21)	(0.13)
Net realized and unrealized gain (loss)	5.79	6.70[3]	(9.11)	5.51	10.24	10.90
Total from investment operations	5.73	6.64	(9.21)	5.21	10.03	10.77

Less dividends and distributions from:
Net realized gain	(0.81)	(1.12)	(2.85)	(11.57)	(3.98)	(2.79)
Total dividends and distributions	(0.81)	(1.12)	(2.85)	(11.57)	(3.98)	(2.79)

Net asset value, end of period	$27.89	$22.97	$17.45	$29.51	$35.87	$29.82

Total return[4]	25.20%	39.04%[3]	(31.83%)	15.17%	35.36%	49.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$659,290	$566,122	$450,560	$707[5]	$676[5]	$579[5]
Ratio of expenses to average net assets[6]	1.15%	1.14%	1.17%	1.14%	1.16%	1.15%
Ratio of expenses to average net assets prior to fees waived[6]	1.15%	1.14%	1.17%	1.14%	1.16%	1.15%
Ratio of net investment loss to average net assets	(0.45%)	(0.30%)	(0.48%)	(0.79%)	(0.67%)	(0.48%)
Ratio of net investment loss to average net assets prior to fees waived	(0.45%)	(0.30%)	(0.48%)	(0.79%)	(0.67%)	(0.48%)
Portfolio turnover	18%	36%	58%	55%	8%	31%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.02 and total return by 0.11%.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Small Cap Growth Series Standard Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$5.85	$6.11	$11.01	$12.15	$8.80	$7.69

Income (loss) from investment operations:
Net investment loss[2]	(0.02)	(0.02)	(0.03)	(0.07)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	0.51	0.77[3]	(2.97)	0.55	3.39	1.85
Total from investment operations	0.49	0.75	(3.00)	0.48	3.35	1.80

Less dividends and distributions from:
Net investment income	—	—	—	(0.14)	—	—
Net realized gain	—	(1.01)	(2.02)	(1.48)	—	(0.69)
Total dividends and distributions	—	(1.01)	(2.02)	(1.62)	—	(0.69)

Payment by affiliates	—[4,5]	—	0.12[6]	—	—	—

Net asset value, end of period	$6.34	$5.85	$6.11	$11.01	$12.15	$8.80

Total return[7]	8.38%	13.36%[3]	(26.61%)[6]	4.25%	38.01%	23.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,625	$20,157	$17,454	$47[8]	$59[8]	$58[8]
Ratio of expenses to average net assets[9]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of expenses to average net assets prior to fees waived[9]	0.94%	0.93%	0.93%	0.90%	0.92%	0.91%
Ratio of net investment loss to average net assets	(0.55%)	(0.36%)	(0.34%)	(0.56%)	(0.46%)	(0.60%)
Ratio of net investment loss to average net assets prior to fees waived	(0.60%)	(0.40%)	(0.38%)	(0.57%)	(0.49%)	(0.62%)
Portfolio turnover	34%	64%	100%	48%	50%	41%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.16%.
[4]	Amount is less than $0.005 per share.
[5]	See Note 2 in “Notes to financial statements.”
[6]	During the year ended December 31, 2022, Delaware Management Company reimbursed the Series $5,772,824 for losses related to a trade error. Total return for the year ended December 31, 2022 includes the impact of the payment from affiliate. Total return would have been lower by 1.09% excluding payment from affiliate.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Macquarie VIP Small Cap Growth Series Service Class
Selected data for each share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$5.75	$6.04	$10.94	$12.08	$8.77	$7.68

Income (loss) from investment operations:
Net investment loss[2]	(0.02)	(0.04)	(0.04)	(0.10)	(0.06)	(0.07)
Net realized and unrealized gain (loss)	0.50	0.76[3]	(2.98)	0.56	3.37	1.85
Total from investment operations	0.48	0.72	(3.02)	0.46	3.31	1.78

Less dividends and distributions from:
Net investment income	—	—	—	(0.12)	—	—
Net realized gain	—	(1.01)	(2.02)	(1.48)	—	(0.69)
Total dividends and distributions	—	(1.01)	(2.02)	(1.60)	—	(0.69)

Payment by affiliates	—[4,5]	—	0.14[6]	—	—	—

Net asset value, end of period	$6.23	$5.75	$6.04	$10.94	$12.08	$8.77

Total return[7]	8.35%	13.11%[3]	(26.83%)[6]	3.99%	37.66%	23.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$192,559	$189,271	$181,456	$391[8]	$406[8]	$331[8]
Ratio of expenses to average net assets[9]	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of expenses to average net assets prior to fees waived[9]	1.19%	1.18%	1.18%	1.15%	1.17%	1.17%
Ratio of net investment loss to average net assets	(0.80%)	(0.61%)	(0.58%)	(0.80%)	(0.71%)	(0.84%)
Ratio of net investment loss to average net assets prior to fees waived	(0.85%)	(0.65%)	(0.62%)	(0.81%)	(0.74%)	(0.87%)
Portfolio turnover	34%	64%	100%	48%	50%	41%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payment for litigation proceeds, which represents class action settlement received by the Series. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.17%.
[4]	Amount is less than $0.005 per share.
[5]	See Note 2 in “Notes to financial statements.”
[6]	During the year ended December 31, 2022, Delaware Management Company reimbursed the Series $5,772,824 for losses related to a trade error. Total return for the year ended December 31, 2022 includes the impact of the payment from affiliate. Total return would have been lower by 1.28% excluding payment from affiliate.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.

Macquarie VIP Smid Cap Core Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.52	$11.14	$16.73	$13.85	$13.71	$13.51

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.04	0.03	(0.02)	(0.02)	—[3]
Net realized and unrealized gain (loss)	0.44	1.54	(2.57)	2.90	0.80	3.12
Total from investment operations	0.45	1.58	(2.54)	2.88	0.78	3.12

Less dividends and distributions from:
Net investment income	(0.04)	(0.02)	—	—	—	—
Net realized gain	(0.02)	(1.18)	(3.05)	—	(0.64)	(2.92)
Total dividends and distributions	(0.06)	(1.20)	(3.05)	—	(0.64)	(2.92)

Payment by affiliates	—[3,4]	—	—	—	—	—

Net asset value, end of period	$11.91	$11.52	$11.14	$16.73	$13.85	$13.71

Total return[5]	3.88%	15.71%	(14.84%)	20.78%	7.03%	24.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$213,387	$224,518	$158,111	$182[6]	$183[6]	$188[6]
Ratio of expenses to average net assets[7]	1.18%	1.17%	1.22%	1.17%	1.20%	1.18%
Ratio of expenses to average net assets prior to fees waived[7]	1.18%	1.17%	1.22%	1.17%	1.20%	1.18%
Ratio of net investment income (loss) to average net assets	0.16%	0.36%	0.24%	(0.10%)	(0.14%)	(0.05%)
Ratio of net investment income (loss) to average net assets prior to fees waived	0.16%	0.36%	0.24%	(0.10%)	(0.14%)	(0.05%)
Portfolio turnover	5%	26%	113%	79%	145%	126%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Series invests.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Ivy Variable Insurance Portfolios
June 30, 2024 (Unaudited)
Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 24 series. These financial statements and the related notes pertain to 11 series: Macquarie VIP Asset Strategy Series (formerly, Delaware Ivy VIP Asset Strategy), Macquarie VIP Balanced Series (formerly, Delaware Ivy VIP Balanced), Macquarie VIP Energy Series (formerly, Delaware Ivy VIP Energy), Macquarie VIP Growth Series (formerly, Delaware Ivy VIP Growth), Macquarie VIP High Income Series (formerly, Delaware Ivy VIP High Income), Macquarie VIP International Core Equity Series (formerly, Delaware Ivy VIP International Core Equity), Macquarie VIP Mid Cap Growth Series (formerly, Delaware Ivy VIP Mid Cap Growth), Macquarie VIP Natural Resources Series (formerly, Delaware Ivy VIP Natural Resources), Macquarie VIP Science and Technology Series (formerly, Delaware Ivy VIP Science and Technology), Macquarie VIP Small Cap Growth Series (formerly, Delaware Ivy VIP Small Cap Growth), and Macquarie VIP Smid Cap Core Series (formerly, Delaware Ivy VIP Smid Cap Core), (each, a Series and collectively, the Series). The Trust is an open-end investment company. Each of the Series (other than Macquarie VIP Energy Series, Macquarie VIP Growth Series, and Macquarie VIP Science and Technology Series) are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act). Macquarie VIP Energy Series, Macquarie VIP Growth Series, and Macquarie VIP Science and Technology Series are non-diversified as defined in the 1940 Act.
Each Series offers Service class (formerly, Class II) shares. Macquarie VIP Asset Strategy Series, Macquarie VIP Energy Series, Macquarie VIP High Income Series, Macquarie VIP International Core Equity Series, Macquarie VIP Mid Cap Growth Series, Macquarie VIP Science and Technology Series, and Macquarie VIP Small Cap Growth Series also offer Standard class (formerly, Class I) shares. The Standard class shares do not carry a distribution and service (12b-1) fee and the Service class shares carry a 12b-1 fee. The shares of the Series are sold only to variable life insurance separate accounts and variable annuity separate accounts.
1. Significant Accounting Policies
Each Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Basis of Consolidation  —  Ivy VIP ASF II, Ltd. (the Subsidiary), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Macquarie VIP Asset Strategy Series (referred to as the Series in this subsection). Ivy VIP ASF III (SBP), LLC (the Company), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Series. The Subsidiary and the Company act as investment vehicles for the Series, in order to affect certain investments for the Series consistent with the Series’ investment objectives and policies as specified in its prospectus and SAI. The Series’ investment portfolio has been consolidated and includes the portfolio holdings of the Series, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Series, its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Series and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Series will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company. As of June 30, 2024, the total value of investment funds held by the Subsidiary is $24,918,741, and the total value of investment funds held by the Company is $66,168, or approximately 4.24% and 0.01%, respectively, of the Series' net assets.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations and CDS contracts are then reviewed by DMC as part of its duties as each Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for each series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Series may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes —  No provision for federal income taxes has been made as each Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Series evaluates tax positions taken or expected to be taken in the course of preparing each Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Series’ tax positions taken or expected to be taken on each Series’ federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2020–December 31, 2023), and has concluded that no provision for federal income tax is required in each Series’ financial statements. In regard to foreign taxes only, each Series has open tax years in certain foreign countries in which it invests that may date back to the inception of each Series. If applicable, each Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended June 30, 2024, the Series did not incur any interest or tax penalties.
As a result of several court cases, in certain countries across the European Union, the Series filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for EU reclaims is reflected as “Reclaim income” on the “Statements of operations.” Any fees associated with these filings are included on the “Statements of operations” under “Audit and tax fees.” For US income tax purposes, EU reclaims received by the Series, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
VIP ASF III (SBP), LLC is subject to U.S. federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
VIP ASF III (SBP), LLC income tax expense (benefit) was comprised of the following current and deferred income tax expense (benefit) as of December 31, 2023:
Tax expense/(benefit):	Current	Deferred	Total
Federal	$ —	$(6,425,941)	$(6,425,941)
State	—	(1,337,409)	(1,337,409)
Valuation allowance	—	7,763,350	7,763,350
Total tax expense/(benefit)	$ —	$ —	$ —
Components of VIP ASF III (SBP), LLC’s deferred tax assets and liabilities as of December 31, 2023 were as follows:

Deferred tax assets/(liabilities):
Basis in partnerships	$4,449,321
Net operating loss	4,984,351
Other	286
Total net deferred tax asset/(liability) before valuation allowance	9,433,958
Less: valuation allowance	(9,433,958)
Net deferred tax asset/(liability)	$ —
Net operating loss carryforwards are available to offset future taxable income of VIP ASF III (SBP), LLC. VIP ASF III (SBP), LLC had cumulative net operating loss carryforwards as of its most recent tax year ending December 31, 2023, of $19,929,298. Net operating loss carryforwards from 2014 – 2017 expire within 20 years and any net operating loss carryforwards from 2018 and forward do not expire as they pertain to federal income tax. Net operating loss carryforwards in Kansas expire starting in 2024.
The difference between the statutory income tax rate, 21%, and the actual effective tax rate, as reported for the year ended December 31, 2023, are as follows:

Pre-tax income/(loss) at the statutory rate	$(6,425,941)
Adjustments to prior year deferred taxes	—
State income tax expenses, net of federal benefit	(1,337,409)
Less: valuation allowance	7,763,350
Total income tax expense/(benefit)	$ —
The VIP ASF III (SBP), LLC recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the VIP ASF III (SBP),), LLC’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns filed since inception of the VIP ASF III (SBP), LLC. The VIP ASF III (SBP), LLC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Class Accounting —  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of each Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Underlying Funds — Each Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Series may invest include ETFs. Each Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — Each Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Series intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization —  In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, each Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of each Series under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which each Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, certain Series may pay an assignment fee. On an ongoing basis, certain Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Series' understanding of the applicable country’s tax rules and rates. Certain Series file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Each Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
Each Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Series’ average daily net assets as follows:
Series	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie VIP Asset Strategy Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Macquarie VIP Balanced Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Macquarie VIP Energy Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Macquarie VIP Growth Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Macquarie VIP High Income Series	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion.

Macquarie VIP International Core Equity Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Macquarie VIP Mid Cap Growth Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Series	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie VIP Natural Resources Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion.

Macquarie VIP Science and Technology Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Macquarie VIP Small Cap Growth Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Macquarie VIP Smid Cap Core Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual series operating expenses from exceeding the following percentages of certain Series’ average daily net assets from January 1, 2024 (except as noted) through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and each Series. The waivers and reimbursements are accrued daily and received monthly.
Series	Operating expense limitation as a percentage of average daily net assets
Macquarie VIP Asset Strategy Series	0.60%*
Macquarie VIP Balanced Series	0.77%**
Macquarie VIP Energy Series	0.92%***
Macquarie VIP International Core Equity Series	0.86%****
Macquarie VIP Mid Cap Growth Series	0.85%
Macquarie VIP Small Cap Growth Series	0.89%
*	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation was 0.62%.
**	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation was 0.81%.
***	Effective May 1, 2024. Prior to May 1, 2024, the Series had no expense limitation.
****	Effective March 28, 2024. Prior to March 28, 2024, the expense limitation was 0.92%.

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from January 1, 2024 (except as noted) through April 30, 2025, unless terminated by agreement of DMC and the Series, is as follows:
Operating expense limitation as a percentage of average daily net assets
Series	Standard Class	Service Class
Macquarie VIP Asset Strategy Series	0.60%*	0.85%*
Macquarie VIP Balanced Series	n/a	1.02%**
Macquarie VIP Energy Series	0.92%***	1.17%***
Macquarie VIP International Core Equity Series	0.86%****	1.11%****
Macquarie VIP Mid Cap Growth Series	0.85%	1.10%
Macquarie VIP Small Cap Growth Series	0.89%	1.14%
*	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation were as follows for Standard Class and Service Class, respectively: 0.62% and 0.87%.
**	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation for Service Class was 1.06%.
***	Effective May 1, 2024. Prior to May 1, 2024, the Series had no expense limitation.
****	Effective March 28, 2024. Prior to March 28, 2024, the expense limitation were as follows for Standard Class and Service Class, respectively: n/a and 1.17%.
DMC has entered into sub-advisory agreements with the following entities on behalf of the Series:
Each of Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL) and Macquarie Investment Management Global Limited (MIMGL) are a part of Macquarie Asset Management (MAM) and an affiliate of DMC (the Affiliated Sub-Advisors). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. DMC and MIMAK are primarily responsible for the day-to-day management of the Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series. In addition, DMC may also seek fixed income investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge.
With respect to Macquarie VIP Asset Strategy Series, Macquarie VIP Balanced Series, and Macquarie VIP High Income Series, DMC has principal responsibility for the Series and DMC may seek investment advice and recommendations from MIMEL and may permit MIMEL to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge.
With respect to Macquarie VIP Energy Series, Macquarie VIP Growth Series, Macquarie VIP International Core Equity Series, Macquarie VIP Mid Cap Growth Series, Macquarie VIP Natural Resources Series, Macquarie VIP Science and Technology Series, Macquarie VIP Small Cap Growth Series, and Macquarie VIP Smid Cap Core Series, DMC has principal responsibility for the Series and may seek quantitative support from MIMGL and may utilize MIMGL to execute Series security trades on behalf of DMC.
With respect to Macquarie VIP Asset Strategy Series, Macquarie VIP Balanced Series and Macquarie VIP High Income Series, DMC has principal responsibility for the Series and may seek investment advice and recommendations from MIMGL and may permit MIMGL to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge. In addition, with respect to Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series, MIMGL is responsible for managing real estate investment trust securities and other equity asset classes to which the portfolio managers may allocate assets from time to time.
With respect to Macquarie VIP High Income Series, DMC may seek investment advice and recommendations from MIMAK, MIMEL and MIMGL and may permit each to execute Series security trades on behalf of DMC and exercise investment discretion in certain markets where DMC believes it will be beneficial to utilize the specialized market knowledge of each of MIMAK, MIMEL and/or MIMGL.

Pursuant to the terms of the relevant sub-advisory agreement, an investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2024, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Asset Strategy Series	$14,967
Macquarie VIP Balanced Series	6,859
Macquarie VIP Energy Series	3,875
Macquarie VIP Growth Series	17,872
Macquarie VIP High Income Series	19,645
Macquarie VIP International Core Equity Series	17,762
Macquarie VIP Mid Cap Growth Series	13,124
Macquarie VIP Natural Resources Series	3,814
Macquarie VIP Science and Technology Series	15,706
Macquarie VIP Small Cap Growth Series	6,727
Macquarie VIP Smid Cap Core Series	6,829
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2024, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Asset Strategy Series	$21,813
Macquarie VIP Balanced Series	8,185
Macquarie VIP Energy Series	3,170
Macquarie VIP Growth Series	26,695
Macquarie VIP High Income Series	29,676
Macquarie VIP International Core Equity Series	26,486
Macquarie VIP Mid Cap Growth Series	18,718
Macquarie VIP Natural Resources Series	3,066
Macquarie VIP Science and Technology Series	23,052
Macquarie VIP Small Cap Growth Series	7,964
Macquarie VIP Smid Cap Core Series	8,135
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to each Series. Sub-transfer agency fees are paid by each Series and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly. Standard Class shares do not pay a 12b-1 fee.

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
As provided in the investment management agreement, each Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Series. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2024, each Series paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Series	Fees
Macquarie VIP Asset Strategy Series	$10,167
Macquarie VIP Balanced Series	3,079
Macquarie VIP Energy Series	1,416
Macquarie VIP Growth Series	10,020
Macquarie VIP High Income Series	14,911
Macquarie VIP International Core Equity Series	14,337
Macquarie VIP Mid Cap Growth Series	7,481
Macquarie VIP Natural Resources Series	1,162
Macquarie VIP Science and Technology Series	8,795
Macquarie VIP Small Cap Growth Series	5,947
Macquarie VIP Smid Cap Core Series	3,084
Trustees’ fees include expenses accrued by each Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of a Series, a Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the six months ended June 30, 2024, DMC reimbursed Macquarie VIP International Core Equity Series $225, Macquarie VIP Small Cap Growth Series $8, and Macquarie VIP Smid Cap Core Series $118 for commissions related to a trade error. These amounts are included in “Net increase from payment by affiliates” in the “Statements of operations.” Payment by affiliates had no impact on total return.
A summary of the transactions in affiliated companies during the six months ended June 30, 2024 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments	Value, end of period	Shares	Dividend Income
Macquarie VIP Asset Strategy Series
Common Stocks—0.00%
Media Group Holdings Series H
	$—	$—	$(20,254)(1)	$—	$39,135	$18,881	31,963	$—
Media Group Holdings Series T
	—	—	—	—	—	—	4,006	—
Total	$—	$—	$(20,254)	$—	$39,135	$18,881		$—
(1)	The amount shown included return of capital.

3. Investments
For the six months ended June 30, 2024, each Series made purchases and sales of investment securities other than short-term investments as follows:
Series	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Macquarie VIP Asset Strategy Series	$114,853,886	$123,667,189	$157,779,561	$125,828,019
Macquarie VIP Balanced Series	31,566,533	67,323,001	44,947,834	71,597,001
Macquarie VIP Energy Series	16,452,017	—	24,318,456	—
Macquarie VIP Growth Series	30,005,555	—	110,148,251	—
Macquarie VIP High Income Series	196,799,409	—	200,752,011	—
Macquarie VIP International Core Equity Series	213,631,926	—	246,101,590	—
Macquarie VIP Mid Cap Growth Series	65,973,998	—	171,592,386	—
Macquarie VIP Natural Resources Series	18,390,576	—	31,860,873	—
Macquarie VIP Science and Technology Series	104,675,441	—	125,996,576	—
Macquarie VIP Small Cap Growth Series	71,358,538	—	90,027,946	—
Macquarie VIP Smid Cap Core Series	11,447,250	—	28,444,947	—
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Series were as follows:
Series	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Macquarie VIP Asset Strategy Series	$524,287,929	$130,054,222	$(66,929,327)	$63,124,895
Macquarie VIP Balanced Series	193,381,918	33,966,885	(5,916,806)	28,050,079
Macquarie VIP Energy Series	78,311,066	9,715,062	(6,544,011)	3,171,051
Macquarie VIP Growth Series	407,757,809	326,080,227	(8,938,989)	317,141,238
Macquarie VIP High Income Series	839,671,599	18,073,540	(68,437,008)	(50,363,468)
Macquarie VIP International Core Equity Series	710,839,969	148,466,592	(53,153,004)	95,313,588
Macquarie VIP Mid Cap Growth Series	373,718,614	87,644,134	(43,884,971)	43,759,163
Macquarie VIP Natural Resources Series	84,471,949	7,344,215	(11,870,563)	(4,526,348)
Macquarie VIP Science and Technology Series	410,557,050	259,764,623	(7,296,954)	252,467,669
Macquarie VIP Small Cap Growth Series	186,477,720	39,909,343	(14,557,147)	25,352,196
Macquarie VIP Smid Cap Core Series	198,287,399	34,614,349	(19,299,168)	15,315,181
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2023, certain Series had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie VIP Asset Strategy Series	$ 6,966,793	$1,485,438	$ 8,452,231
Macquarie VIP Balanced Series	3,727,235	851,632	4,578,867
Macquarie VIP Energy Series	1,106,186	11,141,401	12,247,587 *
Macquarie VIP High Income Series	17,561,414	163,658,010	181,219,424
Macquarie VIP Natural Resources Series	—	36,353,834	36,353,834
Macquarie VIP Small Cap Growth Series	4,622,885	10,787,680	15,410,565
*	A portion of the Series’ capital loss carryforward is subject to limitation under the Internal Revenue Code and related regulations.

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
US GAAP defines fair value as the price that each Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Series’ investments by fair value hierarchy levels as of June 30, 2024:
	Macquarie VIP Asset Strategy Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$394,325	$640,537	$1,034,862
Agency Commercial Mortgage-Backed Securities	—	4,328,240	164,666	4,492,906
Agency Mortgage-Backed Securities	—	52,643,277	—	52,643,277
Bullion	24,793,005	—	—	24,793,005
Common Stocks
Communication Services	39,488,933	—	—	39,488,933
Consumer Discretionary	36,508,224	—	18,881[1]	36,527,105
Consumer Staples	22,113,299	—	—[1]	22,113,299
Energy	14,635,645	—	—	14,635,645
Financials	53,433,344	—	—	53,433,344
Healthcare	43,999,788	—	—	43,999,788

	Macquarie VIP Asset Strategy Series
	Level 1	Level 2	Level 3	Total
Industrials	$39,082,723	$—	$—	$39,082,723
Information Technology	96,453,642	—	—	96,453,642
Materials	4,758,510	—	—	4,758,510
Utilities	6,690,408	—	—	6,690,408
Corporate Bonds	—	51,479,778	—	51,479,778
Exchange-Traded Funds	8,586,092	—	—	8,586,092
Government Agency Obligations	—	777,218	—	777,218
Non-Agency Asset-Backed Securities	—	5,530,689	—	5,530,689
Non-Agency Collateralized Mortgage Obligations	—	2,548,083	—	2,548,083
Non-Agency Commercial Mortgage-Backed Securities	—	11,354,064	—	11,354,064
Preferred Stock	2,317,462	—	—	2,317,462
Sovereign Bonds	—	808,263	—	808,263
US Treasury Obligations	—	49,535,677	—	49,535,677
Short-Term Investments	14,452,764	—	—	14,452,764
Total Value of Securities	$407,313,839	$179,399,614	$824,084	$587,537,537

Derivatives[2]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$11,080	$—	$11,080
Futures Contracts	8,959	—	—	8,959
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(34,633)	$—	$(34,633)
Futures Contracts	(110,119)	—	—	(110,119)

[1]The security that has been valued at zero on the “Consolidated schedules of investments” is considered to be a Level 3 investment in this table.
[2]Forward foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
	Macquarie VIP Balanced Series
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$1,436,090	$1,436,090
Agency Mortgage-Backed Securities	—	21,206,745	21,206,745
Common Stocks	134,169,777	—	134,169,777
Corporate Bonds	—	20,319,657	20,319,657
Exchange-Traded Funds	6,570,157	—	6,570,157
Non-Agency Asset-Backed Securities	—	2,621,225	2,621,225
Non-Agency Collateralized Mortgage Obligations	—	1,135,745	1,135,745
Non-Agency Commercial Mortgage-Backed Securities	—	6,317,709	6,317,709
US Treasury Obligations	—	18,758,314	18,758,314

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
	Macquarie VIP Balanced Series
	Level 1	Level 2	Total
Short-Term Investments	$8,933,724	$—	$8,933,724
Total Value of Securities	$149,673,658	$71,795,485	$221,469,143

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$4,825	$4,825
Futures Contracts	1,278	—	1,278
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(14,974)	$(14,974)
Futures Contracts	(28,275)	—	(28,275)

[1]Forward foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
Macquarie VIP Energy Series
Level 1
Securities
Assets:
Common Stocks	$80,730,754
Master Limited Partnerships	751,363
Total Value of Securities	$81,482,117
Macquarie VIP Growth Series
Level 1
Securities
Assets:
Common Stocks	$722,615,273
Short-Term Investments	2,283,774
Total Value of Securities	$724,899,047
	Macquarie VIP High Income Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Collateralized Debt Obligations	$—	$2,997,500	$—	$2,997,500
Common Stocks
Basic Industry	—	—	4,883,770[1]	4,883,770
Consumer Discretionary	5,013,134	—	—	5,013,134
Consumer Goods	—	—	—[1]	—
Consumer Staples	—	54,469	—	54,469
Energy	—	—	326	326

	Macquarie VIP High Income Series
	Level 1	Level 2	Level 3	Total
Financial Services	$—	$—	$2,621,765	$2,621,765
Retail	—	—	718,979	718,979
Utilities	—	—	14,290	14,290
Convertible Bond	—	—	7,912,849	7,912,849
Corporate Bonds	—	628,600,691	—	628,600,691
Exchange-Traded Funds	31,294,863	—	—	31,294,863
Loan Agreements	—	62,809,563	—	62,809,563
Preferred Stock	—	—	119,120	119,120
Short-Term Investments	42,266,812	—	—	42,266,812
Total Value of Securities	$78,574,809	$694,462,223	$16,271,099	$789,308,131

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
Macquarie VIP International Core Equity Series
Level 1
Securities
Assets:
Common Stocks	$789,372,290
Preferred Stock	11,091,091
Short-Term Investments	5,690,176
Total Value of Securities	$806,153,557
Macquarie VIP Mid Cap Growth Series
Level 1
Securities
Assets:
Common Stocks	$413,423,746
Short-Term Investments	4,054,031
Total Value of Securities	$417,477,777
	Macquarie VIP Natural Resources Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Closed-Ended Trust	$1,475,034	$—	$—	$1,475,034
Common Stocks
Agricultural Products	1,266,625	—	—	1,266,625
Aluminum	2,474,396	—	—	2,474,396
Construction & Engineering	1,595,550	—	—	1,595,550

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
	Macquarie VIP Natural Resources Series
	Level 1	Level 2	Level 3	Total
Construction Materials	$—	$3,058,542	$—	$3,058,542
Copper	2,088,788	—	—	2,088,788
Diversified Metals & Mining	11,919,427	—	—[1]	11,919,427
Electrical Components & Equipment	716,534	—	—	716,534
Fertilizers & Agricultural Chemicals	6,438,679	—	—	6,438,679
Forest Products	2,726,142	—	—	2,726,142
Gold	11,502,139	—	—	11,502,139
Heavy Electrical Equipment	429,571	—	—	429,571
Industrial Gases	864,467	—	—	864,467
Integrated Oil & Gas	7,103,193	—	—	7,103,193
Oil & Gas Drilling	1,936,180	—	—	1,936,180
Oil & Gas Equipment & Services	3,802,944	—	—	3,802,944
Oil & Gas Exploration & Production	12,910,907	—	—	12,910,907
Oil & Gas Refining & Marketing	1,643,785	—	—	1,643,785
Packaged Foods & Meats	1,665,719	—	—	1,665,719
Paper Products	1,342,296	—	—	1,342,296
Renewable Electricity	431,755	—	—	431,755
Specialty Chemicals	1,965,951	—	—	1,965,951
Steel	376,840	—	—	376,840
Short-Term Investments	210,137	—	—	210,137
Total Value of Securities	$76,887,059	$3,058,542	$—	$79,945,601

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
Macquarie VIP Science and Technology Series
Level 1
Securities
Assets:
Common Stocks	$659,804,392
Short-Term Investments	3,220,327
Total Value of Securities	$663,024,719

Macquarie VIP Small Cap Growth Series
Level 1
Securities
Assets:
Common Stocks	$204,825,926
Exchange-Traded Fund	2,302,388
Short-Term Investments	4,701,602
Total Value of Securities	$211,829,916
	Macquarie VIP Smid Cap Core Series
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Basic Materials	$18,050,414	$—	$18,050,414
Business Services	10,625,672	—	10,625,672
Capital Goods	25,131,992	—	25,131,992
Consumer Discretionary	9,818,451	—	9,818,451
Consumer Services	6,251,012	—	6,251,012
Consumer Staples	6,953,400	—	6,953,400
Credit Cyclicals	6,941,105	—	6,941,105
Energy	11,175,294	—	11,175,294
Financials	28,603,913	—	28,603,913
Healthcare	28,073,171	—[1]	28,073,171
Media	3,570,518	—	3,570,518
Real Estate Investment Trusts	14,994,316	—	14,994,316
Technology	30,517,374	—	30,517,374
Transportation	7,902,459	—	7,902,459
Utilities	3,426,190	—	3,426,190
Short-Term Investments	1,567,299	—	1,567,299
Total Value of Securities	$213,602,580	$—	$213,602,580

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
During the six months ended June 30, 2024, there were no transfers into or out of Level 3 investments. Each Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Series’ net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Macquarie VIP Asset Strategy Series, Macquarie VIP Natural Resources Series, and Macquarie VIP Smid Cap Core Series’ net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to Macquarie VIP Asset Strategy Series, Macquarie VIP Natural Resources Series, and Macquarie VIP Smid Cap Core Series’ net assets at the end of the period. As of June 30, 2024, Macquarie VIP Balanced Series, Macquarie VIP Energy Series, Macquarie VIP Growth Series, Macquarie VIP International Core Equity Series, Macquarie VIP Mid Cap Growth Series, Macquarie VIP Science and Technology Series, and Macquarie VIP Small Cap Growth Series had no Level 3 investments.

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for Macquarie VIP High Income Series:
	Common Stocks	Convertible Bond	Preferred Stock	Total
Balance as of 12/31/23	$7,332,267	$8,391,291	$119,120	$15,842,678
Purchases	—	236,589	—	236,589
Return of capital	—	10,778	—	10,778
Net change in unrealized appreciation (depreciation)	906,863	(725,809)	—	181,054
Balance as of 6/30/24	$ 8,239,130	$ 7,912,849	$ 119,120	$ 16,271,099
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 6/30/2024	$ 906,863	$ (725,809)	$ —	$ 181,054
When market quotations are not readily available for one or more portfolio securities, the Series’ NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Series might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for Macquarie VIP High Income Series is as follows:
Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value
Common Stocks	$14,290	Liquidation approach	Liquidity discount	10%
Common Stocks	2,621,765	Market approach	Control premium	20%
Common Stocks	718,979	Market approach	EV/Revenue multiple EV/EBITDA multiple	0.40x 6.05x
Common Stocks	4,882,769	Market approach	EV/Revenue multiple EV/EBITDA multiple	0.98x 3.59x
Common Stocks	326	Net asset value / liquidation	Adjusted net asset value	$14.1 million
Convertible Bond	7,912,849	Market approach	Control premium	20%
Preferred Stock	119,120	Market approach	EV/Revenue multiple EV/EBITDA multiple	0.40x 6.05x
Level 3 securities with a total value of $1,001 have been valued using third party pricing information without adjustment and are excluded from the table above.

4. Capital Shares
Transactions in capital shares were as follows:
	Macquarie VIP Asset Strategy Series		Macquarie VIP Balanced Series		Macquarie VIP Energy Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/24	12/31/23	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Standard Class[1]	13,341	3,770	—	—	42,852	108,784
Service Class[2]	1,926,947	3,904,915	397,722	1,109,091	1,639,496	7,016,249

Shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	195	3,152	—	—	2,694	3,468
Service Class[2]	88,839	1,355,599	507,377	330,900	450,694	571,325
	2,029,322	5,267,436	905,099	1,439,991	2,135,736	7,699,826
Shares redeemed:
Standard Class[1]	(1,979)	(1,002)	—	—	(40,705)	(107,696)
Service Class[2]	(6,386,407)	(11,589,992)	(2,876,075)	(5,955,274)	(3,238,371)	(15,157,188)
	(6,388,386)	(11,590,994)	(2,876,075)	(5,955,274)	(3,279,076)	(15,264,884)
Net decrease	(4,359,064)	(6,323,558)	(1,970,976)	(4,515,283)	(1,143,340)	(7,565,058)
	Macquarie VIP Growth Series		Macquarie VIP High Income Series		Macquarie VIP International Core Equity Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/24	12/31/23	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Standard Class[1]	—	—	185,540	440,086	21,866,156	—
Service Class[2]	907,913	2,232,744	16,071,232	25,384,617	427,498	11,875,395

Shares from reorganization:[3]
Standard Class[1]	—	—	—	—	10,306,427	—
Service Class[2]	—	—	—	—	70,825	—

Shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	—	—	369,198	362,284	461,870	—
Service Class[2]	9,782,616	8,181,027	17,938,382	17,312,738	244,334	552,242
	10,690,529	10,413,771	34,564,352	43,499,725	33,377,110	12,427,637

Shares redeemed:
Standard Class[1]	—	—	(492,170)	(930,604)	(1,374,734)	—
Service Class[2]	(8,183,313)	(18,887,157)	(20,822,298)	(40,692,011)	(24,222,587)	(6,598,095)
	(8,183,313)	(18,887,157)	(21,314,468)	(41,622,615)	(25,597,321)	(6,598,095)
Net increase (decrease)	2,507,216	(8,473,386)	13,249,884	1,877,110	7,779,789	5,829,542

Notes to financial statements
Ivy Variable Insurance Portfolios
4. Capital Shares (continued)
	Macquarie VIP Mid Cap Growth Series		Macquarie VIP Natural Resources Series		Macquarie VIP Science and Technology Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/24	12/31/23	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Standard Class[1]	67,240	883,627	—	—	3,710	36,886
Service Class[2]	1,142,802	4,824,396	1,011,297	1,999,983	947,611	1,790,438

Shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	248,089	1,218,017	—	—	2,967	4,772
Service Class[2]	1,148,459	4,902,585	909,416	579,657	727,969	1,389,706
	2,606,590	11,828,625	1,920,713	2,579,640	1,682,257	3,221,802

Shares redeemed:
Standard Class[1]	(8,032,412)	(3,081,767)	—	—	(4,982)	(21,450)
Service Class[2]	(3,595,313)	(5,896,291)	(4,265,691)	(5,995,130)	(2,686,417)	(4,350,594)
	(11,627,725)	(8,978,058)	(4,265,691)	(5,995,130)	(2,691,399)	(4,372,044)
Net increase (decrease)	(9,021,135)	2,850,567	(2,344,978)	(3,415,490)	(1,009,142)	(1,150,242)
	Macquarie VIP Small Cap Growth Series		Macquarie VIP Smid Cap Core Series
	Six months ended	Year ended	Six months ended	Year ended
	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Standard Class[1]	144,810	499,998	—	—
Service Class[2]	966,564	1,474,880	314,551	6,156,474

Shares issued upon reinvestment of dividends and distributions:
Standard Class[1]	—	541,760	—	—
Service Class[2]	—	5,472,013	86,036	1,896,930
	1,111,374	7,988,651	400,587	8,053,404

Shares redeemed:
Standard Class[1]	(654,766)	(453,388)	—	—
Service Class[2]	(2,967,050)	(4,084,226)	(1,977,217)	(2,764,869)
	(3,621,816)	(4,537,614)	(1,977,217)	(2,764,869)
Net increase (decrease)	(2,510,442)	3,451,037	(1,576,630)	5,288,535
[1]	Effective May 1, 2024, Class I shares were renamed Standard Class shares.
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
[3]	See Note 5.

5. Reorganization
On January 16, 2024, the Board approved a proposal to reorganize Delaware VIP International Series (the “Acquired Series”), a series of Delaware VIP Trust, with and into Macquarie VIP International Core Equity Series (the “Acquiring Series”), a series of the Trust (the “Reorganization”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of Acquired Series were acquired by the Acquiring Series and (ii) the Trust, on behalf of Acquiring Series, assumed the liabilities of Acquired Series, in exchange for shares of the Acquiring Series. In accordance with the Plan, the Acquired Series liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Series and the Acquired Series share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that the Acquiring Series’ overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Series’ total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on April 26, 2024 for the Reorganization. For financial reporting purposes, assets received and shares issued by Acquiring Series were recorded at fair value; however, the cost basis of the investments received from Acquired Series was carried forward to align ongoing reporting of the Acquiring Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with April 26, 2024 for the Reorganization were as follows:
	Acquired Series Net Assets	Acquired Series Shares Outstanding	Shares Converted to Acquiring Series	Acquiring Series Net Assets	Conversion Ratio
ClassI/Standard Class	$173,766,356	10,306,427	10,306,427	$365,889,293	1.0000
Class II/Service Class	1,193,393	71,078	70,825	282,084,657	0.9964
The net assets of the Acquired Series before the Reorganization were $174,983,456. The Acquired Series net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Series immediately following the Reorganization were $822,957,406.
Assuming the Reorganization had been completed on January 1, 2024, the Acquiring Series’ pro forma results of operations for the six months ended June 30, 2024, would have been as follows:
Net investment income	$11,039,124
Net realized loss on investments	(16,929,745)
Net change in unrealized appreciation (depreciation)	50,186,895
Net increase in net assets resulting from operations	$44,296,274
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Series that have been included in the Acquiring Series’ “Statements of operations” since the Reorganization was consummated on April 26, 2024.
6. Line of Credit
Each Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
Each Series had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.

Notes to financial statements
Ivy Variable Insurance Portfolios
7. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended June 30, 2024.
8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts —  Each Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Series may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Series may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Series may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover each Series’ exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended June 30, 2024, Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series used forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Macquarie VIP Asset Strategy Series posted $251,746 and Macquarie VIP Balanced Series posted $53,752 cash collateral as margin for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended June 30, 2024, Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series invested in futures contracts to hedge each Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts —  Each Series may enter into options contracts in the normal course of pursuing its investment objective. Each Series may buy or write options contracts for any number of reasons, including without limitation: to manage each Series’ exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Series may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Series. Each Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at June 30, 2024.
During the six months ended June 30, 2024, Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series used options contracts to manage each Series’ exposure to changes in securities prices caused by interest rates or market conditions.
Swap Contracts — Each Series may enter into CDS contracts in the normal course of pursuing its investment objective. Each Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Series and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the six months ended June 30, 2024, Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. No CDS contracts were outstanding at June 30, 2024.
CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

Notes to financial statements
Ivy Variable Insurance Portfolios
8. Derivatives (continued)
During the six months ended June 30, 2024, Macquarie VIP Asset Strategy Series and Macquarie VIP Balanced Series entered into CDS contracts to hedge against credit events.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Macquarie VIP Asset Strategy Series
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$11,080	$—	$11,080
Variation margin due to broker on futures contracts*	—	8,959	8,959
Total	$11,080	$8,959	$20,039
	Macquarie VIP Asset Strategy Series
	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(34,633)	$—	$(34,633)
Variation margin due to broker on futures contracts*	—	(110,119)	(110,119)
Total	$(34,633)	$(110,119)	$(144,752)
	Macquarie VIP Balanced Series
	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$4,825	$—	$4,825
Variation margin due to broker on futures contracts*	—	1,278	1,278
Total	$4,825	$1,278	$6,103
	Macquarie VIP Balanced Series
	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(14,974)	$—	$(14,974)
Variation margin due to broker on futures contracts*	—	(28,275)	(28,275)
Total	$(14,974)	$(28,275)	$(43,249)
*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Series’ “Statements of assets and liabilities.”

The effect of derivative instruments on the “Statements of operations” for the six months ended June 30, 2024 was as follows:
	Macquarie VIP Asset Strategy Series Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Currency contracts	$(46,098)	$—	$—	$—	$(46,098)
Interest rate contracts	—	(87,876)	6,927	—	(80,949)
Credit contracts	—	—	—	(59,806)	(59,806)
Total	$(46,098)	$(87,876)	$6,927	$(59,806)	$(186,853)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$31,168	$—	$—	$31,168
Interest rate contracts	—	(992,012)	—	(992,012)
Credit contracts	—	—	10,140	10,140
Total	$31,168	$(992,012)	$10,140	$(950,704)
	Macquarie VIP Balanced Series Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Currency contracts	$(20,117)	$—	$—	$—	$(20,117)
Interest rate contracts	—	(45,979)	2,969	—	(43,010)
Credit contracts	—	—	—	(26,653)	(26,653)
Total	$(20,117)	$(45,979)	$2,969	$(26,653)	$(89,780)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$12,383	$—	$—	$12,383
Interest rate contracts	—	(297,009)	—	(297,009)
Equity contracts	—	—	4,459	4,459
Total	$12,383	$(297,009)	$4,459	$(280,167)

Notes to financial statements
Ivy Variable Insurance Portfolios
8. Derivatives (continued)
The tables below summarize the average daily balance of derivative holdings by certain Series during the six months ended June 30, 2024:
	Long Derivative Volume
	Macquarie VIP Asset Strategy Series	Macquarie VIP Balanced Series
Forward foreign currency exchange contracts (average notional value)	$897,060	$380,227
Futures contracts (average notional amount)	37,273,408	14,231,551
CDS contracts (average notional value)*	1,738,537	772,683
	Short Derivative Volume
	Macquarie VIP Asset Strategy Series	Macquarie VIP Balanced Series
Forward foreign currency exchange contracts (average notional value)	$651,184	$269,005
Futures contracts (average notional amount)	3,898,574	2,794,268
Options contracts (average notional value)**	388	166
* Long represents buying protection and short represents selling protection.
** Long represents purchased options and short represents written options.
9. Offsetting
Certain Series entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help certain Series mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between certain Series and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Series may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, certain Series do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”
At June 30, 2024, certain Series had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Macquarie VIP Asset Strategy Series
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$11,080	$(34,633)	$(23,553)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(23,553)	$—	$—	$—	$—	$(23,553)

Macquarie VIP Balanced Series
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$4,825	$(14,974)	$(10,149)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(10,149)	$—	$—	$—	$—	$(10,149)
(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
10. Securities Lending
Each Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Series or, at the discretion of the lending agent, replace the loaned securities. Each Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Series, the security lending agent, and the borrower. Each Series records security lending income net of allocations to the security lending agent and the borrower.
Each Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Series’ cash collateral account may be less than the amount each Series would be required to return to the borrowers of the securities and each Series would be required to make up for this shortfall.

Notes to financial statements
Ivy Variable Insurance Portfolios
10. Securities Lending (continued)
During the six months ended June 30, 2024, each Series had no securities out on loan.
11. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Series invests will cause the NAV of each Series to fluctuate.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.
Certain Series invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Certain Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, a Series’ investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause a Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Certain Series invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Series will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Series more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Series may involve revolving credit facilities or other standby financing commitments that obligate the Series to pay additional cash on a certain date or on demand. These commitments may require each Series to increase its investment in a company at a time when the Series might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Series is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Series may be required to rely upon another lending institution to collect and pass on to the Series amounts payable with respect to the loan and to enforce the Series' rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Series from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Series. There were no unfunded loan commitments at the six months ended June 30, 2024.
Certain Series invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Certain Series may invest in REITs and are subject to the risks associated with that industry. If a Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2024. The Series' REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Series also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Series will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Each Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible

Notes to financial statements
Ivy Variable Insurance Portfolios
11. Credit and Market Risks (continued)
for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and restricted securities have been identified on the “Schedules of investments.”
12. Contractual Obligations
Each Series enters into contracts in the normal course of business that contain a variety of indemnifications. Each Series’ maximum exposure under these arrangements is unknown. However, each Series has not had prior claims or losses pursuant to these contracts. Management has reviewed each Series’ existing contracts and expects the risk of loss to be remote.
13. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in the Series’ financial statements.

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Series’ Form N-PORT, as well as a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip-literature.
Information (if any) regarding how each Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.
Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
• Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, your financial account information, and your financial history.
• Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.
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How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.
We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

i        This page is not part of the Financial statements and other information.

Privacy Notice
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024

This page is not part of the Financial statements and other information.        ii

(3744062)
SEMIANN-VIP1-0824

Ivy Variable Insurance Portfolios
Macquarie VIP Core Equity Series
(formerly, Delaware Ivy VIP Core Equity)
Macquarie VIP Corporate Bond Series
(formerly, Delaware Ivy VIP Corporate Bond)
Macquarie VIP Global Growth Series
(formerly, Delaware Ivy VIP Global Growth)
Macquarie VIP Limited-Term Bond Series
(formerly, Delaware Ivy VIP Limited-Term Bond)
Macquarie VIP Value Series
(formerly, Delaware Ivy VIP Value)
Financial statements and other information
For the six months ended June 30, 2024

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Series are governed by US laws and regulations.
Unless otherwise noted, views expressed herein are current as of June 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Series are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.
The Series are advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedules of investments
Macquarie VIP Core Equity Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.31%♦
Communication Services — 8.75%
Alphabet Class A	197,805	$ 36,030,181
AT&T	416,594	7,961,111
Meta Platforms Class A	29,298	14,772,638
		58,763,930
Consumer Discretionary — 7.53%
Amazon.com †	136,336	26,346,932
AutoZone †	4,245	12,582,604
Home Depot	33,774	11,626,362
		50,555,898
Consumer Staples — 4.04%
Costco Wholesale	20,883	17,750,341
Procter & Gamble	56,718	9,353,933
		27,104,274
Energy — 1.87%
ConocoPhillips	94,545	10,814,057
Schlumberger	37,462	1,767,457
		12,581,514
Financials — 22.11%
Allstate	66,375	10,597,433
American Express	45,498	10,535,062
Aon Class A	25,837	7,585,226
Blackstone	72,307	8,951,607
Capital One Financial	127,960	17,716,062
CME Group	54,562	10,726,889
Fiserv †	101,516	15,129,945
JPMorgan Chase & Co.	53,321	10,784,705
KKR & Co.	191,989	20,204,922
Mastercard Class A	24,981	11,020,618
Morgan Stanley	157,698	15,326,669
Progressive	47,716	9,911,090
		148,490,228
Healthcare — 10.35%
Abbott Laboratories	118,731	12,337,338
Danaher	43,387	10,840,242
HCA Healthcare	60,120	19,315,354
UnitedHealth Group	37,017	18,851,277
Vertex Pharmaceuticals †	17,444	8,176,352
		69,520,563
Industrials — 4.90%
Airbus ADR	244,686	8,378,049
Howmet Aerospace	179,989	13,972,546
Hubbell	9,686	3,540,039
United Rentals	10,866	7,027,368
		32,918,002
Information Technology — 33.86%
Apple	146,023	30,755,364
Applied Materials	76,167	17,974,650
Microchip Technology	107,161	9,805,231
Micron Technology	45,509	5,985,799
Microsoft	123,959	55,403,475
NVIDIA	292,216	36,100,365
Salesforce	32,149	8,265,508
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
SAP ADR	23,608	$ 4,761,970
Seagate Technology Holdings	78,876	8,145,524
Taiwan Semiconductor Manufacturing ADR	111,599	19,397,022
TE Connectivity	106,537	16,026,361
Zebra Technologies Class A †	47,932	14,807,633
		227,428,902
Materials — 4.77%
Crown Holdings	106,733	7,939,868
Linde	32,180	14,120,906
Sherwin-Williams	33,316	9,942,494
		32,003,268
Utilities — 1.13%
NextEra Energy	106,936	7,572,138
		7,572,138
Total Common Stocks (cost $484,843,711)		666,938,717

Short-Term Investments — 0.85%
Money Market Mutual Funds — 0.85%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	1,430,352	1,430,352
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,430,352	1,430,352
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	1,430,351	1,430,351
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,430,352	1,430,352
Total Short-Term Investments (cost $5,721,407)		5,721,407
Total Value of Securities—100.16% (cost $490,565,118)		$672,660,124
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
    1

Schedules of investments
Macquarie VIP Corporate Bond Series
June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.00%
GNMA Series 2005-23 IO 1.00% 6/17/45 =, •	3,438	$ 0
Total Agency Collateralized Mortgage Obligations (cost $11)		0

Corporate Bonds — 96.61%
Banking — 23.08%
Bank of America
2.482% 9/21/36 μ	2,415,000	1,927,217
5.468% 1/23/35 μ	1,640,000	1,638,945
5.819% 9/15/29 μ	11,360,000	11,599,958
6.204% 11/10/28 μ	345,000	355,408

Bank of Montreal 7.70% 5/26/84 μ	2,450,000	2,508,530
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	4,260,000	4,195,526
Barclays
6.224% 5/9/34 μ	3,215,000	3,296,217
9.625% 12/15/29 μ, ψ	2,890,000	3,140,251
Citibank
5.438% 4/30/26	1,340,000	1,345,174
5.57% 4/30/34	3,815,000	3,877,434

Citigroup 7.125% 8/15/29 μ, ψ	2,740,000	2,740,720
Citizens Bank 6.064% 10/24/25 μ	2,565,000	2,563,817
Credit Agricole 144A 6.316% 10/3/29 #, μ	4,180,000	4,294,763
Deutsche Bank
6.72% 1/18/29 μ	660,000	681,364
6.819% 11/20/29 μ	2,351,000	2,445,816
7.146% 7/13/27 μ	2,185,000	2,238,641
Fifth Third Bancorp
5.631% 1/29/32 μ	2,310,000	2,290,829
6.361% 10/27/28 μ	1,002,000	1,024,216

Fifth Third Bank 5.852% 10/27/25 μ	1,100,000	1,099,134
Goldman Sachs Bank USA 5.283% 3/18/27 μ	4,195,000	4,182,725
Goldman Sachs Group
5.727% 4/25/30 μ	1,500,000	1,526,972
5.851% 4/25/35 μ	1,720,000	1,762,534
6.484% 10/24/29 μ	2,880,000	3,007,413
7.50% 5/10/29 μ, ψ	2,860,000	2,948,242
Huntington National Bank
4.552% 5/17/28 μ	940,000	916,259
5.699% 11/18/25 μ	1,100,000	1,098,448
JPMorgan Chase & Co.
5.571% 4/22/28 μ	3,455,000	3,483,720
5.766% 4/22/35 μ	3,055,000	3,135,623
6.254% 10/23/34 μ	3,565,000	3,783,039
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
KeyBank
4.15% 8/8/25	1,446,000	$ 1,418,376
5.85% 11/15/27	930,000	927,240

KeyCorp 6.613% (SOFR03M + 1.25%) 5/23/25 •	1,300,000	1,295,386
Lloyds Banking Group 5.721% 6/5/30 μ	910,000	917,777
Morgan Stanley
2.484% 9/16/36 μ	1,740,000	1,377,230
5.831% 4/19/35 μ	5,105,000	5,234,953
6.407% 11/1/29 μ	2,511,000	2,620,544
6.627% 11/1/34 μ	2,720,000	2,938,784

Morgan Stanley Bank 5.504% 5/26/28 μ	1,600,000	1,611,253
PNC Financial Services Group 6.875% 10/20/34 μ	1,280,000	1,395,674
Popular 7.25% 3/13/28	3,275,000	3,366,094
Societe Generale 144A 7.132% 1/19/55 #, μ	1,940,000	1,858,354
State Street
4.993% 3/18/27	2,185,000	2,182,903
6.123% 11/21/34 μ	3,585,000	3,725,295
SVB Financial Group
4.00% 5/15/26 ‡, ψ	1,360,000	13,600
4.57% 4/29/33 ‡	1,320,000	794,099

Truist Financial 4.95% 9/1/25 μ, ψ	2,850,000	2,798,774
UBS Group
144A 5.699% 2/8/35 #, μ	870,000	869,466
144A 9.25% 11/13/28 #, μ, ψ	2,525,000	2,722,967
US Bancorp
2.491% 11/3/36 μ	2,300,000	1,811,539
6.787% 10/26/27 μ	935,000	962,944

Wells Fargo Bank 5.254% 12/11/26	4,065,000	4,069,953
		124,022,140
Basic Industry — 2.74%
Freeport-McMoRan 5.45% 3/15/43	6,235,000	5,926,705
LYB International Finance III
3.625% 4/1/51	7,145,000	4,918,489
5.50% 3/1/34	1,420,000	1,405,580

Sherwin-Williams 2.90% 3/15/52	3,920,000	2,453,902
		14,704,676
Brokerage — 1.81%
Jefferies Financial Group
2.625% 10/15/31	1,942,000	1,568,102
5.875% 7/21/28	445,000	449,627
6.05% 3/12/25	2,215,000	2,213,758
6.20% 4/14/34	4,565,000	4,626,064
    2

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Jefferies Financial Group
6.50% 1/20/43	810,000	$ 849,733
		9,707,284
Capital Goods — 7.24%
Amphenol
2.20% 9/15/31	5,055,000	4,152,026
5.05% 4/5/27	990,000	989,466
Ashtead Capital
144A 1.50% 8/12/26 #	3,565,000	3,251,423
144A 2.45% 8/12/31 #	260,000	210,027
144A 5.80% 4/15/34 #	1,530,000	1,519,199
144A 5.95% 10/15/33 #	990,000	992,616
BAE Systems
144A 5.125% 3/26/29 #	2,855,000	2,842,984
144A 5.30% 3/26/34 #	2,615,000	2,592,014

Boeing 2.196% 2/4/26	5,620,000	5,284,738
Howmet Aerospace 5.95% 2/1/37	4,605,000	4,742,533
Ingersoll Rand
5.314% 6/15/31	1,665,000	1,674,502
5.45% 6/15/34	2,415,000	2,436,964

John Deere Capital 4.85% 6/11/29	2,410,000	2,393,957
L3Harris Technologies 5.25% 6/1/31	2,120,000	2,113,870
Northrop Grumman 5.20% 6/1/54	2,770,000	2,595,804
RTX 4.80% 12/15/43	1,245,000	1,110,346
		38,902,469
Communications — 6.96%
American Tower
2.30% 9/15/31	6,300,000	5,142,606
5.20% 2/15/29	850,000	847,374
5.45% 2/15/34	850,000	842,924

AT&T 3.50% 9/15/53	5,290,000	3,593,853
CCO Holdings
144A 4.75% 2/1/32 #	1,070,000	877,074
144A 6.375% 9/1/29 #	470,000	447,087

Cellnex Finance 144A 3.875% 7/7/41 #	3,610,000	2,854,107
Charter Communications Operating 3.85% 4/1/61	3,225,000	1,885,130
Comcast 3.90% 3/1/38	3,520,000	2,984,858
Rogers Communications
5.00% 2/15/29	1,680,000	1,659,631
5.30% 2/15/34	3,190,000	3,131,367

Sprint Capital 6.875% 11/15/28	2,740,000	2,906,652
Sprint Spectrum 144A 4.738% 9/20/29 #	724,687	720,268
T-Mobile USA
3.30% 2/15/51	425,000	287,166
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
4.375% 4/15/40	575,000	$ 498,542
5.50% 1/15/55	1,370,000	1,322,061
5.75% 1/15/34	2,665,000	2,740,787
Verizon Communications
2.65% 11/20/40	1,250,000	861,499
2.875% 11/20/50	1,540,000	969,587
5.50% 2/23/54	1,035,000	1,013,913

VZ Secured Financing 144A 5.00% 1/15/32 #	705,000	601,922
Warnermedia Holdings 6.412% 3/15/26	1,205,000	1,205,075
		37,393,483
Consumer Cyclical — 5.89%
Alimentation Couche-Tard
144A 5.267% 2/12/34 #	3,910,000	3,854,501
144A 5.617% 2/12/54 #	380,000	375,754

Aptiv 3.10% 12/1/51	3,098,000	1,893,626
Ford Motor Credit
5.80% 3/5/27	2,230,000	2,230,949
6.125% 3/8/34	1,185,000	1,172,917
6.798% 11/7/28	820,000	847,600
6.95% 3/6/26	1,075,000	1,092,879
6.95% 6/10/26	1,460,000	1,488,632
General Motors
5.40% 4/1/48	1,073,000	960,856
5.95% 4/1/49	590,000	573,029
6.25% 10/2/43	2,815,000	2,805,323
General Motors Financial
5.60% 6/18/31	810,000	804,220
5.95% 4/4/34	825,000	826,029
Home Depot
4.85% 6/25/31	1,965,000	1,950,145
4.875% 6/25/27	730,000	728,719
4.95% 6/25/34	1,885,000	1,866,078
Hyundai Capital America
144A 5.275% 6/24/27 #	1,065,000	1,060,647
144A 5.30% 3/19/27 #	2,330,000	2,324,917
144A 5.40% 6/24/31 #	1,165,000	1,155,606
VICI Properties
4.95% 2/15/30	2,230,000	2,153,021
5.75% 4/1/34	1,495,000	1,481,977
		31,647,425
Consumer Non-Cyclical — 8.44%
AbbVie
4.95% 3/15/31	2,675,000	2,668,931
5.35% 3/15/44	5,095,000	5,040,061

Bunge Limited Finance 2.75% 5/14/31	3,955,000	3,384,941
    3

Schedules of investments
Macquarie VIP Corporate Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Campbell Soup 5.20% 3/19/27	2,460,000	$ 2,464,558
Coca-Cola Consolidated 5.25% 6/1/29	3,825,000	3,843,461
Gilead Sciences
4.80% 4/1/44	4,742,000	4,279,778
5.55% 10/15/53	1,238,000	1,236,984
HCA
3.50% 7/15/51	3,490,000	2,334,923
5.45% 4/1/31	1,355,000	1,354,405
6.00% 4/1/54	2,525,000	2,496,527

JBS USA Holding Lux 3.00% 2/2/29	1,560,000	1,392,708
Merck & Co. 2.75% 12/10/51	6,405,000	4,008,106
Perrigo Finance Unlimited 4.375% 3/15/26	2,350,000	2,275,012
Roche Holdings 144A 4.909% 3/8/31 #	2,620,000	2,610,756
Royalty Pharma
1.20% 9/2/25	1,575,000	1,496,251
3.35% 9/2/51	6,638,000	4,254,444
5.90% 9/2/54	236,000	227,251
		45,369,097
Electric — 10.80%
AEP Texas 5.45% 5/15/29	1,685,000	1,694,320
Appalachian Power 4.50% 8/1/32	2,495,000	2,308,719
Baltimore Gas and Electric
4.25% 9/15/48	1,500,000	1,215,171
5.30% 6/1/34	970,000	964,899
5.65% 6/1/54	1,670,000	1,652,467

Berkshire Hathaway Energy 2.85% 5/15/51	2,085,000	1,272,255
Black Hills 1.037% 8/23/24	1,650,000	1,638,118
CenterPoint Energy Houston Electric 5.20% 10/1/28	1,870,000	1,886,443
Commonwealth Edison
2.75% 9/1/51	2,500,000	1,498,167
3.65% 6/15/46	3,000,000	2,234,319

Constellation Energy Generation 5.75% 3/15/54	2,250,000	2,182,506
Dominion Energy
Series A 6.875% 2/1/55 μ	4,095,000	4,181,859
Series B 7.00% 6/1/54 μ	1,375,000	1,434,076

Duke Energy Indiana 5.40% 4/1/53	1,400,000	1,327,543
Edison International 8.125% 6/15/53 μ	1,457,000	1,514,646
Fells Point Funding Trust 144A 3.046% 1/31/27 #	1,205,000	1,135,122
NextEra Energy Capital Holdings
5.55% 3/15/54	5,214,000	4,993,401
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital Holdings
6.75% 6/15/54 μ	2,585,000	$ 2,606,285

Northern States Power 5.40% 3/15/54	2,925,000	2,822,633
Oglethorpe Power
3.75% 8/1/50	5,485,000	3,893,559
4.50% 4/1/47	1,450,000	1,181,235
5.25% 9/1/50	590,000	535,769
6.20% 12/1/53	410,000	421,074
Pacific Gas & Electric
3.50% 8/1/50	6,810,000	4,450,445
5.55% 5/15/29	1,175,000	1,178,117

Public Service Co. of Oklahoma 3.15% 8/15/51	1,790,000	1,153,622
Vistra Operations 144A 6.95% 10/15/33 #	6,255,000	6,699,080
		58,075,850
Energy — 12.05%
Apache 5.10% 9/1/40	4,100,000	3,501,670
BP Capital Markets 4.875% 3/22/30 μ, ψ	4,615,000	4,365,265
BP Capital Markets America
2.939% 6/4/51	2,100,000	1,334,217
5.227% 11/17/34	1,385,000	1,375,181
Cheniere Energy Partners
4.50% 10/1/29	3,323,000	3,167,707
144A 5.75% 8/15/34 #	2,680,000	2,692,352

ConocoPhillips 5.55% 3/15/54	1,695,000	1,669,235
Diamondback Energy
5.20% 4/18/27	945,000	945,482
5.40% 4/18/34	3,055,000	3,025,733
5.75% 4/18/54	2,830,000	2,745,435
6.25% 3/15/33	2,195,000	2,296,942
Enbridge
5.75% 7/15/80 μ	3,533,000	3,339,331
7.20% 6/27/54 μ	1,440,000	1,452,269
Energy Transfer
5.95% 5/15/54	1,535,000	1,495,694
6.10% 12/1/28	1,640,000	1,691,020
6.25% 4/15/49	1,405,000	1,398,916
6.50% 11/15/26 μ, ψ	3,935,000	3,891,127
8.00% 5/15/54 μ	705,000	737,864
Eni
144A 5.50% 5/15/34 #	1,480,000	1,466,936
144A 5.95% 5/15/54 #	1,645,000	1,616,796

Enterprise Products Operating 3.30% 2/15/53	3,510,000	2,365,847
Kinder Morgan
5.00% 2/1/29	730,000	722,055
5.20% 6/1/33	4,375,000	4,247,557

4

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Occidental Petroleum
6.20% 3/15/40	678,000	$ 679,745
6.60% 3/15/46	2,522,000	2,632,610
7.95% 6/15/39	776,000	899,655
Targa Resources Partners
4.00% 1/15/32	1,665,000	1,501,101
5.00% 1/15/28	5,627,000	5,515,264

Transcanada Trust 5.625% 5/20/75 μ	660,000	650,785
Venture Global LNG 144A 8.375% 6/1/31 #	1,293,000	1,342,103
		64,765,894
Finance Companies — 3.59%
AerCap Ireland Capital DAC
3.00% 10/29/28	4,446,000	4,041,943
5.10% 1/19/29	915,000	906,478
Air Lease
4.125% 12/15/26 μ, ψ	2,362,000	2,141,066
4.625% 10/1/28	765,000	742,132
5.10% 3/1/29	553,000	547,343
5.20% 7/15/31	1,540,000	1,505,450

Apollo Debt Solutions BDC 144A 6.90% 4/13/29 #	475,000	477,536
Ares Capital 5.95% 7/15/29	1,165,000	1,145,582
Aviation Capital Group
144A 1.95% 1/30/26 #	5,353,000	5,039,281
144A 1.95% 9/20/26 #	255,000	235,097
144A 5.375% 7/15/29 #	1,845,000	1,824,075

Blue Owl Credit Income 144A 6.60% 9/15/29 #	725,000	715,470
		19,321,453
Insurance — 5.79%
Aon North America
5.125% 3/1/27	845,000	843,894
5.30% 3/1/31	5,920,000	5,905,813
5.75% 3/1/54	815,000	797,829
Athene Global Funding
144A 1.985% 8/19/28 #	5,915,000	5,151,924
144A 2.717% 1/7/29 #	2,435,000	2,161,706
Athene Holding
3.45% 5/15/52	1,310,000	838,480
6.25% 4/1/54	1,075,000	1,076,630
Elevance Health
5.15% 6/15/29	705,000	707,052
5.375% 6/15/34	1,085,000	1,090,563

Hartford Financial Services Group 2.90% 9/15/51	2,590,000	1,631,901
New York Life Global Funding 144A 5.45% 9/18/26 #	2,195,000	2,206,325
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

Pine Street Trust III 144A 6.223% 5/15/54 #	2,275,000	$ 2,275,232
Principal Life Global Funding II 144A 3.00% 4/18/26 #	1,000,000	960,052
UnitedHealth Group
4.90% 4/15/31	1,990,000	1,972,231
5.375% 4/15/54	3,580,000	3,480,299
		31,099,931
Natural Gas — 1.49%
Engie
144A 5.25% 4/10/29 #	1,365,000	1,363,168
144A 5.875% 4/10/54 #	2,062,000	1,992,778

Sempra 4.875% 10/15/25 μ, ψ	1,305,000	1,283,227
Southern California Gas
4.30% 1/15/49	2,505,000	2,007,459
5.20% 6/1/33	1,400,000	1,383,310
		8,029,942
Real Estate Investment Trusts — 1.20%
American Homes 4 Rent 5.50% 7/15/34	2,805,000	2,757,546
Extra Space Storage
2.35% 3/15/32	1,017,000	810,659
2.55% 6/1/31	3,485,000	2,908,382
		6,476,587
Technology — 5.09%
Broadcom 144A 3.469% 4/15/34 #	2,248,000	1,917,175
CDW
2.67% 12/1/26	815,000	763,289
3.276% 12/1/28	4,550,000	4,138,702

CoStar Group 144A 2.80% 7/15/30 #	2,431,000	2,056,835
Entegris 144A 5.95% 6/15/30 #	955,000	946,136
Equinix 2.625% 11/18/24	4,895,000	4,837,913
Marvell Technology 1.65% 4/15/26	2,255,000	2,112,163
Microchip Technology 0.983% 9/1/24	2,685,000	2,662,385
Oracle
3.60% 4/1/50	3,931,000	2,753,769
6.125% 7/8/39	4,070,000	4,220,274

Sensata Technologies 144A 3.75% 2/15/31 #	1,115,000	972,647
		27,381,288
    5

Schedules of investments
Macquarie VIP Corporate Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 0.44%
ERAC USA Finance 144A 5.625% 3/15/42 #	2,345,000	$ 2,355,026
		2,355,026
Total Corporate Bonds (cost $527,061,219)		519,252,545

Municipal Bonds — 0.22%
Commonwealth of Puerto Rico
(Restructured) Series A-1 2.986% 7/1/24 ^	8,261	8,261
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	1,208,432	1,175,200
Total Municipal Bonds (cost $1,160,399)		1,183,461

Non-Agency Asset-Backed Securities — 1.10%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	5,900,000	5,898,891
Total Non-Agency Asset-Backed Securities (cost $5,897,888)		5,898,891
	Number of shares
Short-Term Investments — 2.25%
Money Market Mutual Funds — 2.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	3,014,403	3,014,403
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	3,014,403	3,014,403
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	3,014,404	3,014,404
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	3,014,403	3,014,403
Total Short-Term Investments (cost $12,057,613)		12,057,613
Total Value of Securities—100.18% (cost $546,177,130)		$538,392,510

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $91,538,195, which represents 17.03% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
BDC – Business Development Company
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

6

Macquarie VIP Global Growth Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ – 98.53%
Austria − 1.31%
Mondi	114,280	$ 2,193,646
		2,193,646
Brazil − 1.17%
Banco do Brasil	410,880	1,957,341
		1,957,341
Canada − 1.20%
Canadian Natural Resources	56,339	2,005,668
		2,005,668
Denmark − 1.14%
Genmab †	7,595	1,903,140
		1,903,140
France − 6.52%
Airbus	17,731	2,435,531
BNP Paribas	36,515	2,327,965
LVMH Moet Hennessy Louis Vuitton	2,767	2,114,624
Thales	12,621	2,020,711
Vinci	19,329	2,036,504
		10,935,335
Germany − 4.55%
Deutsche Telekom	110,126	2,769,218
SAP	14,478	2,938,548
Siemens	10,346	1,924,826
		7,632,592
India − 3.72%
HDFC Bank	155,725	3,144,473
NTPC	681,727	3,093,167
		6,237,640
Italy − 1.46%
Ferrari	6,010	2,450,341
		2,450,341
Japan − 4.30%
Hoya	22,000	2,557,710
ITOCHU	43,400	2,118,613
Mitsubishi UFJ Financial Group	235,800	2,534,018
		7,210,341
Netherlands − 1.78%
Adyen 144A #, †	1,280	1,525,993
Shell	40,490	1,456,772
		2,982,765
Singapore − 1.16%
Sea ADR †	27,343	1,952,837
		1,952,837
	Number of shares	Value (US $)
Common Stocks (continued)
South Korea − 1.17%
KB Financial Group	34,479	$ 1,966,292
		1,966,292
Taiwan − 3.14%
Taiwan Semiconductor Manufacturing	177,000	5,270,472
		5,270,472
United Kingdom − 1.31%
AstraZeneca	14,082	2,199,499
		2,199,499
United States − 64.60%
Alphabet Class A	34,798	6,338,456
Amazon.com †	30,217	5,839,435
Aon Class A	5,569	1,634,947
Apple	23,332	4,914,186
BJ's Wholesale Club Holdings †	20,673	1,815,916
Blue Owl Capital	106,335	1,887,446
Casey's General Stores	8,325	3,176,487
Coca-Cola	38,346	2,440,723
ConocoPhillips	18,309	2,094,183
CSX	63,516	2,124,610
Danaher	7,863	1,964,571
Darden Restaurants	14,448	2,186,271
Discover Financial Services	15,322	2,004,271
DraftKings Class A †	27,982	1,068,073
Eli Lilly & Co.	4,729	4,281,542
Home Depot	9,483	3,264,428
Howmet Aerospace	35,998	2,794,525
Ingersoll Rand	29,071	2,640,810
Intercontinental Exchange	16,721	2,288,938
KLA	4,593	3,786,974
Lam Research	2,412	2,568,418
Mastercard Class A	7,998	3,528,398
Meta Platforms Class A	5,062	2,552,362
Microchip Technology	29,565	2,705,197
Microsoft	21,953	9,811,893
Netflix †	4,010	2,706,269
NVIDIA	59,354	7,332,593
Pinterest Class A †	44,358	1,954,857
Procter & Gamble	16,872	2,782,530
Salesforce	13,341	3,429,971
Schlumberger	25,194	1,188,653
Synopsys †	3,027	1,801,247
Thermo Fisher Scientific	3,330	1,841,490
UnitedHealth Group	5,542	2,822,319
    7

Schedules of investments
Macquarie VIP Global Growth Series
	Number of shares	Value (US $)
Common Stocks (continued)
United States (continued)
Vertex Pharmaceuticals †	5,865	$ 2,749,043
		108,322,032
Total Common Stocks (cost $122,368,720)		165,219,941

Preferred StockΔ – 0.63%
Brazil − 0.63%
Petroleo Brasileiro 14.18% ω	156,214	1,063,298
Total Preferred Stock (cost $1,027,656)		1,063,298

Short-Term Investments – 0.70%
Money Market Mutual Funds – 0.70%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	290,730	290,730
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	290,730	290,730
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	290,730	290,730
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	290,731	290,731
Total Short-Term Investments (cost $1,162,921)		1,162,921
Total Value of Securities−99.86% (cost $124,559,297)		$167,446,160
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $1,525,993, which represents 0.91% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR - American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.

8

Macquarie VIP Limited-Term Bond Series
June 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.19%
Freddie Mac REMICs Series 4505 PE 2.50% 5/15/44	172,451	$ 161,625
GNMA Series 2012-39 PA 2.00% 3/16/42	206,293	186,590
Total Agency Collateralized Mortgage Obligations (cost $380,220)		348,215

Agency Commercial Mortgage-Backed Securities — 3.99%
FREMF Mortgage Trust
Series 2015-KF12 B 144A 12.539% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	592,529	585,197
Series 2017-K729 B 144A 3.784% 11/25/49 #, •	1,900,000	1,877,015
Series 2017-KF33 B 144A 7.989% (SOFR + 2.66%, Floor 2.55%) 6/25/27 #, •	414,873	390,259
Series 2017-KF40 B 144A 8.139% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	484,432	454,409
Series 2018-K732 B 144A 4.195% 5/25/25 #, •	225,000	220,556
Series 2018-KF47 B 144A 7.439% (SOFR + 2.11%, Floor 2.00%) 5/25/25 #, •	423,985	417,544
Series 2019-KF60 B 144A 7.789% (SOFR + 2.46%, Floor 2.35%) 2/25/26 #, •	938,395	912,347
Series 2019-KF61 B 144A 7.639% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	369,827	334,948
Series 2019-KF68 B 144A 7.639% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	459,026	441,321
Series 2019-KF69 B 144A 7.739% (SOFR + 2.41%, Floor 2.30%) 8/25/29 #, •	404,542	378,449
Series 2019-KF70 B 144A 7.739% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	270,173	253,143
Series 2019-KF73 B 144A 7.889% (SOFR + 2.56%, Floor 2.45%) 11/25/29 #, •	718,078	673,182
Series 2020-KF74 B 144A 7.589% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	167,034	160,826
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2020-KF75 B 144A 7.689% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	332,223	$ 305,884
Total Agency Commercial Mortgage-Backed Securities (cost $7,690,168)		7,405,080

Agency Mortgage-Backed Securities — 3.01%
Fannie Mae S.F. 30 yr
5.50% 12/1/52	1,414,180	1,395,458
6.00% 6/1/53	880,900	884,846
Freddie Mac S.F. 20 yr
4.50% 8/1/30	152,235	149,871
5.50% 7/1/43	653,640	654,836
Freddie Mac S.F. 30 yr
4.50% 10/1/52	987,846	932,033
5.00% 6/1/53	682,540	659,713

GNMA II S.F. 30 yr 5.00% 9/20/52	936,557	912,818
Total Agency Mortgage-Backed Securities (cost $5,565,611)		5,589,575

Collateralized Debt Obligations — 5.07%
Bethpage Park CLO Series 2021-1A A 144A 6.72% (TSFR03M + 1.39%, Floor 1.13%) 1/15/35 #, •	600,000	600,866
BlueMountain CLO XXX Series 2020-30A AR 144A 6.699% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	1,000,000	1,000,079
Galaxy XXI CLO Series 2015-21A AR 144A 6.606% (TSFR03M + 1.28%) 4/20/31 #, •	1,392,240	1,393,761
KKR CLO 41 Series 2022-41A A1 144A 6.659% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	2,000,000	2,004,578
Regatta XIX Funding Series 2022-1A A1 144A 6.645% (TSFR03M + 1.32%, Floor 1.32%) 4/20/35 #, •	2,000,000	2,004,686
Sound Point CLO XXV Series 2019-4A A1R 144A 6.604% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	2,000,000	2,002,748
    9

Schedules of investments
Macquarie VIP Limited-Term Bond Series
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Venture 42 CLO Series 2021-42A A1A 144A 6.72% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	415,000	$ 414,894
Total Collateralized Debt Obligations (cost $9,394,904)		9,421,612

Corporate Bonds — 38.71%
Banking — 12.60%
Banco Santander 5.588% 8/8/28	200,000	201,921
Bank of America
4.00% 1/22/25	1,000,000	990,654
4.20% 8/26/24	2,380,000	2,374,123
5.819% 9/15/29 μ	340,000	347,182

Bank of Montreal 7.70% 5/26/84 μ	225,000	230,375
Bank of New York Mellon 5.802% 10/25/28 μ	573,000	584,025
Barclays 7.385% 11/2/28 μ	315,000	332,020
Citibank
5.438% 4/30/26	250,000	250,965
5.488% 12/4/26	250,000	251,456
Citigroup
2.014% 1/25/26 μ	1,275,000	1,247,797
3.07% 2/24/28 μ	215,000	202,943

Citizens Bank 6.064% 10/24/25 μ	525,000	524,758
Credit Agricole 144A 5.301% 7/12/28 #	250,000	250,367
Deutsche Bank
6.72% 1/18/29 μ	424,000	437,725
6.819% 11/20/29 μ	446,000	463,987
7.146% 7/13/27 μ	245,000	251,015

Fifth Third Bank 5.852% 10/27/25 μ	875,000	874,311
Goldman Sachs Group
3.85% 7/8/24	955,000	954,645
4.25% 10/21/25	750,000	737,182
5.727% 4/25/30 μ	150,000	152,697
6.153% (SOFR + 0.79%) 12/9/26 •	1,300,000	1,301,686

ING Groep 6.083% 9/11/27 μ	200,000	202,309
JPMorgan Chase & Co.
3.875% 9/10/24	770,000	767,042
4.08% 4/26/26 μ	2,245,000	2,215,623
5.012% 1/23/30 μ	175,000	173,693
5.571% 4/22/28 μ	195,000	196,621
KeyBank
4.15% 8/8/25	835,000	819,049
5.85% 11/15/27	130,000	129,614

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

KeyCorp 6.613% (SOFR03M + 1.25%) 5/23/25 •	730,000	$ 727,409
Lloyds Banking Group 5.721% 6/5/30 μ	200,000	201,709
Morgan Stanley
6.138% 10/16/26 μ	1,595,000	1,605,975
6.296% 10/18/28 μ	425,000	438,646
6.407% 11/1/29 μ	73,000	76,185

Morgan Stanley Bank 5.504% 5/26/28 μ	250,000	251,758
PNC Financial Services Group
5.30% 1/21/28 μ	235,000	234,733
5.671% 10/28/25 μ	670,000	669,327

Popular 7.25% 3/13/28	215,000	220,980
State Street 4.993% 3/18/27	220,000	219,789
US Bancorp
2.375% 7/22/26	844,000	796,647
5.384% 1/23/30 μ	70,000	70,202
6.787% 10/26/27 μ	165,000	169,931

Wells Fargo Bank 5.254% 12/11/26	250,000	250,305
		23,399,381
Basic Industry — 0.32%
Newmont 144A 5.30% 3/15/26 #	595,000	595,053
		595,053
Brokerage — 0.50%
Jefferies Financial Group
5.875% 7/21/28	695,000	702,226
6.05% 3/12/25	225,000	224,874
		927,100
Capital Goods — 3.81%
Amphenol 5.05% 4/5/27	100,000	99,946
Boeing 2.196% 2/4/26	1,525,000	1,434,026
Lennox International 1.35% 8/1/25	1,255,000	1,198,548
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	1,560,000	1,593,136
Republic Services 0.875% 11/15/25	1,800,000	1,692,955
Waste Management 0.75% 11/15/25	1,120,000	1,053,230
		7,071,841
Communications — 3.86%
American Tower 5.20% 2/15/29	145,000	144,552
AT&T
1.70% 3/25/26	1,350,000	1,267,777
2.95% 7/15/26	270,000	257,600

Charter Communications Operating 6.15% 11/10/26	1,485,000	1,499,762

10

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Crown Castle Towers 144A 3.663% 5/15/45 #	950,000	$ 932,708
Rogers Communications 5.00% 2/15/29	475,000	469,241
T-Mobile USA 3.75% 4/15/27	815,000	783,510
Warnermedia Holdings
3.638% 3/15/25	750,000	738,512
6.412% 3/15/26	1,070,000	1,070,066
		7,163,728
Consumer Cyclical — 0.83%
Ford Motor Credit
3.375% 11/13/25	780,000	755,202
5.80% 3/5/27	200,000	200,085
5.80% 3/8/29	200,000	199,392
6.798% 11/7/28	200,000	206,732

Home Depot 4.875% 6/25/27	75,000	74,868
Hyundai Capital America 144A 5.275% 6/24/27 #	105,000	104,571
		1,540,850
Consumer Non-Cyclical — 1.90%
AbbVie
2.60% 11/21/24	985,000	974,218
4.80% 3/15/29	645,000	642,641

Amgen 5.15% 3/2/28	730,000	730,025
Cardinal Health 5.125% 2/15/29	235,000	234,495
McCormick & Co. 0.90% 2/15/26	1,025,000	954,867
		3,536,246
Electric — 2.92%
AEP Texas 5.45% 5/15/29	170,000	170,940
DTE Energy 5.10% 3/1/29	195,000	193,474
Duke Energy Carolinas 3.95% 11/15/28	1,150,000	1,106,442
Edison International 3.55% 11/15/24	1,565,000	1,550,516
National Rural Utilities Cooperative Finance
1.875% 2/7/25	1,350,000	1,320,470
4.80% 3/15/28	420,000	416,885

Pacific Gas & Electric 5.55% 5/15/29	120,000	120,318
PacifiCorp
5.10% 2/15/29	50,000	49,984
5.45% 2/15/34	85,000	84,000

Vistra Operations 144A 5.125% 5/13/25 #	411,000	408,815
		5,421,844
Energy — 2.93%
Diamondback Energy 5.20% 4/18/27	95,000	95,049
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Enbridge 2.50% 2/14/25	820,000	$ 803,693
Energy Transfer 5.55% 2/15/28	1,295,000	1,306,479
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	841,800	789,242
Kinder Morgan 5.00% 2/1/29	75,000	74,184
Occidental Petroleum 5.875% 9/1/25	1,690,000	1,691,907
Targa Resources Partners 5.00% 1/15/28	695,000	681,199
		5,441,753
Finance Companies — 1.21%
AerCap Ireland Capital DAC
3.00% 10/29/28	355,000	322,737
5.10% 1/19/29	1,765,000	1,748,562

Aviation Capital Group 144A 5.375% 7/15/29 #	185,000	182,902
		2,254,201
Insurance — 2.12%
Aon North America 5.125% 3/1/27	170,000	169,777
Elevance Health 5.15% 6/15/29	70,000	70,204
New York Life Global Funding 144A 5.45% 9/18/26 #	665,000	668,431
Protective Life Global Funding 144A 1.618% 4/15/26 #	1,350,000	1,264,382
UnitedHealth Group
4.25% 1/15/29	1,615,000	1,573,040
4.90% 4/15/31	200,000	198,214
		3,944,048
Natural Gas — 0.22%
Engie
144A 5.25% 4/10/29 #	200,000	199,732
144A 5.625% 4/10/34 #	200,000	199,179
		398,911
Real Estate Investment Trusts — 2.51%
SBA Tower Trust
144A 1.884% 7/15/50 #	1,155,000	1,086,208
144A 2.836% 1/15/50 #	1,621,000	1,592,529
Series 2014-2A C 144A 3.869% 10/15/49 #	2,000,000	1,987,066
		4,665,803
Technology — 2.98%
Baidu 1.72% 4/9/26	379,000	356,179
Oracle 5.80% 11/10/25	1,040,000	1,045,329
Roper Technologies 1.00% 9/15/25	1,400,000	1,326,726
Sensata Technologies 144A 5.00% 10/1/25 #	1,390,000	1,402,433
    11

Schedules of investments
Macquarie VIP Limited-Term Bond Series
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
TSMC Global 144A 1.25% 4/23/26 #	1,500,000	$ 1,397,897
		5,528,564
Total Corporate Bonds (cost $73,014,915)		71,889,323

Non-Agency Asset-Backed Securities — 18.15%
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	1,500,000	1,486,207
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	1,000,000	996,856
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65% 5/21/29 #	330,339	327,829
Series 2023-3 A2 144A 6.40% 3/20/30 #	1,500,000	1,516,908

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	800,000	796,802
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	1,350,000	1,279,005
Series 2023-C A3 5.53% 9/15/28	2,000,000	2,010,700
Series 2024-B A3 5.10% 4/15/29	1,900,000	1,897,724

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	1,800,000	1,806,615
GM Financial Automobile Leasing Trust
Series 2022-1 B 2.23% 2/20/26	1,077,929	1,075,654
Series 2024-1 A3 5.09% 3/22/27	2,000,000	1,990,394
GMF Floorplan Owner Revolving Trust
Series 2023-1 A2 144A 6.483% (SOFR + 1.15%) 6/15/28 #, •	2,250,000	2,268,940
Series 2024-1A A1 144A 5.13% 3/15/29 #	1,000,000	999,581

GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	637,440	636,854
Hyundai Auto Lease Securitization Trust
Series 2023-A A3 144A 5.05% 1/15/26 #	1,300,000	1,297,116
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	1,000,000	$ 995,774

NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 6.233% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	1,300,000	1,305,906
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	996,084
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	2,000,000	1,983,647
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	1,000,000	993,560
Series 2024-B A3 5.33% 1/16/29	1,000,000	1,003,956
Verizon Master Trust
Series 2022-2 A 1.53% 7/20/28	1,500,000	1,466,431
Series 2024-3 A1A 5.34% 4/22/30	1,000,000	1,008,751
Volkswagen Auto Lease Trust
Series 2022-A A3 3.44% 7/21/25	436,113	435,087
Series 2024-A A3 5.21% 6/21/27	1,000,000	998,904

Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.963% (SOFR + 0.63%) 3/22/27 •	2,122,573	2,126,521
Total Non-Agency Asset-Backed Securities (cost $33,777,726)		33,701,806

Non-Agency Collateralized Mortgage Obligations — 2.68%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, φ	1,628,783	1,651,182
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	1,629,271	1,656,739
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	1,663,020	1,675,962
Total Non-Agency Collateralized Mortgage Obligations (cost $4,921,017)		4,983,883

US Treasury Obligations — 25.91%
US Treasury Notes
4.50% 4/15/27	12,895,000	12,877,370
4.625% 6/30/26	5,060,000	5,051,007
4.625% 10/15/26	5,000	4,996

12

	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.875% 4/30/26	17,205,000	$ 17,232,555
4.875% 5/31/26	12,930,000	12,957,275
Total US Treasury Obligations (cost $48,017,796)		48,123,203
Total Value of Securities—97.71% (cost $182,762,357)		$181,462,697
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of Rule 144A securities was $50,600,480, which represents 27.25% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
φ	Step coupon bond. Stated rate in effect at June 30, 2024 through maturity date.
The following futures contracts were outstanding at June 30, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
43	US Treasury 2 yr Notes	$8,781,406	$8,765,289	9/30/24	$16,117	$(692)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 8 in “Notes to financial statements.”
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
See accompanying notes, which are an integral part of the financial statements.
    13

Schedules of investments
Macquarie VIP Value Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.02%
Communication Services — 6.06%
Verizon Communications	246,600	$ 10,169,784
Walt Disney	90,200	8,955,958
		19,125,742
Consumer Discretionary — 9.06%
Genuine Parts	66,245	9,163,008
Lowe's	43,100	9,501,826
TJX	90,200	9,931,020
		28,595,854
Consumer Staples — 8.73%
Conagra Brands	315,400	8,963,668
Dollar Tree †	88,900	9,491,853
Hershey	49,541	9,107,122
		27,562,643
Energy — 6.01%
Chevron	60,000	9,385,200
Exxon Mobil	83,200	9,577,984
		18,963,184
Financials — 15.24%
Allstate	58,102	9,276,565
Fidelity National Information Services	131,529	9,912,026
Travelers	46,633	9,482,354
Truist Financial	258,900	10,058,265
US Bancorp	236,200	9,377,140
		48,106,350
Healthcare — 17.11%
Baxter International	271,300	9,074,985
Cigna Group	28,000	9,255,960
CVS Health	132,124	7,803,244
Hologic †	129,000	9,578,250
Johnson & Johnson	62,600	9,149,616
Merck & Co.	73,900	9,148,820
		54,010,875
Industrials — 12.32%
Dover	54,400	9,816,480
Honeywell International	47,700	10,185,858
Jacobs Solutions	68,106	9,515,089
Northrop Grumman	21,500	9,372,925
		38,890,352
Information Technology — 14.95%
Cisco Systems	201,600	9,578,016
Cognizant Technology Solutions Class A	133,400	9,071,200
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Motorola Solutions	24,800	$ 9,574,040
Oracle	68,500	9,672,200
Teledyne Technologies †	23,887	9,267,678
		47,163,134
Materials — 3.21%
DuPont de Nemours	126,000	10,141,740
		10,141,740
Real Estate — 3.20%
Equity Residential	145,400	10,082,036
		10,082,036
Utilities — 3.13%
Duke Energy	98,400	9,862,632
		9,862,632
Total Common Stocks (cost $310,712,897)		312,504,542

Short-Term Investments — 0.67%
Money Market Mutual Funds — 0.67%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	524,787	524,787
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	524,787	524,787
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	524,787	524,787
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	524,787	524,787
Total Short-Term Investments (cost $2,099,148)		2,099,148
Total Value of Securities—99.69% (cost $312,812,045)		$314,603,690
†	Non-income producing security.
See accompanying notes, which are an integral part of the financial statements.
    14

Statements of assets and liabilities
 June 30, 2024 (Unaudited)
	Macquarie VIP Core Equity Series	Macquarie VIP Corporate Bond Series	Macquarie VIP Global Growth Series	Macquarie VIP Limited-Term Bond Series	Macquarie VIP Value Series
Assets:
Investments, at value*	$672,660,124	$538,392,510	$167,446,160	$181,462,697	$314,603,690
Foreign currencies, at valueΔ	—	—	80,161	—	—
Cash	—	—	—	8,283,833	—
Cash collateral due from broker on futures contracts	—	—	—	49,665	—
Dividend and interest receivable	183,454	6,552,275	124,909	1,332,779	396,373
Foreign tax reclaims receivable	18,720	—	588,381	—	—
Prepaid expenses	7,448	5,430	1,553	3,724	3,695
Receivable for series shares sold	2,854	15,187	398	4,175	1,302
Receivable for securities sold	—	—	—	—	1,130,517
Other assets	—	401	—	—	—
Total Assets	672,872,600	544,965,803	168,241,562	191,136,873	316,135,577
Liabilities:
Due to custodian	—	—	30,819	—	—
Payable for series shares redeemed	657,426	382,189	162,273	145,915	202,697
Investment management fees payable to affiliates	333,025	208,697	92,804	62,664	176,297
Other accrued expenses	137,448	149,933	32,618	121,886	94,471
Distribution fees payable to affiliates	127,867	111,274	34,496	38,097	64,341
Payable for securities purchased	—	6,664,720	—	5,051,544	—
Variation margin due to broker on futures contracts	—	—	—	692	—
Accrued capital gains taxes on appreciated securities	—	—	199,602	—	—
Total Liabilities	1,255,766	7,516,813	552,612	5,420,798	537,806
Total Net Assets	$671,616,834	$537,448,990	$167,688,950	$185,716,075	$315,597,771

Net Assets Consist of:
Paid-in capital	$446,578,933	$623,250,780	$117,319,477	$200,215,271	$307,339,812
Total distributable earnings (loss)	225,037,901	(85,801,790)	50,369,473	(14,499,196)	8,257,959
Total Net Assets	$671,616,834	$537,448,990	$167,688,950	$185,716,075	$315,597,771

Net Asset Value

Service Class:
Net assets	$671,616,834	$537,448,990	$167,688,950	$185,716,075	$315,597,771
Shares of beneficial interest outstanding, unlimited authorization, no par	50,660,405	118,651,370	46,958,225	40,587,340	69,627,867
Net asset value per share	$13.26	$4.53	$3.57	$4.58	$4.53
*Investments, at cost	$490,565,118	$546,177,130	$124,559,297	$182,762,357	$312,812,045
ΔForeign currencies, at cost	—	—	80,332	—	—
See accompanying notes, which are an integral part of the financial statements.
    15

Statements of operations
 Six months ended June 30, 2024 (Unaudited)
	Macquarie VIP Core Equity Series	Macquarie VIP Corporate Bond Series	Macquarie VIP Global Growth Series	Macquarie VIP Limited-Term Bond Series	Macquarie VIP Value Series
Investment Income:
Dividends	$3,222,223	$345,275	$1,617,873	$—	$3,746,513
Interest	—	14,271,633	—	4,274,765	—
Foreign tax withheld	(69,850)	—	(117,070)	—	—
	3,152,373	14,616,908	1,500,803	4,274,765	3,746,513

Expenses:
Management fees	2,120,617	1,306,686	594,792	471,030	1,143,104
Distribution expenses — Service Class	757,363	687,729	174,939	235,515	408,252
Accounting and administration expenses	69,554	61,056	34,254	43,985	47,745
Dividend disbursing and transfer agent fees and expenses	23,257	19,069	4,879	12,285	13,007
Legal fees	22,863	22,000	4,736	7,371	12,851
Audit and tax fees	16,322	24,592	18,836	24,470	17,239
Trustees’ fees	13,562	12,553	2,969	4,289	7,465
Custodian fees	5,189	8,245	7,771	96	2,324
Reports and statements to shareholders expenses	4,039	3,407	843	1,873	2,317
Other	17,265	30,562	13,796	30,676	9,852
	3,050,031	2,175,899	857,815	831,590	1,664,156
Less expenses waived	(172,198)	(6,282)	(91,809)	(74,746)	(20,161)
Less expenses paid indirectly	(2)	(1)	(2)	(1)	(2)
Total operating expenses	2,877,831	2,169,616	766,004	756,843	1,643,993
Net Investment Income (Loss)	274,542	12,447,292	734,799	3,517,922	2,102,520

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	43,023,203	(15,808,376)	7,467,815	(73,016)	4,396,966
Foreign currencies	—	—	(32,436)	—	—
Futures contracts	—	—	—	(61,642)	—
Net increase from payment by affiliates[2]	—	—	1,176	—	1,700
Net realized gain (loss)	43,023,203	(15,808,376)	7,436,555	(134,658)	4,398,666

Net change in unrealized appreciation (depreciation) on:
Investments[3]	47,378,174	1,841,292	11,141,113	(353,964)	4,273,304
Foreign currencies	—	—	(39,293)	—	—
Futures contracts	—	—	—	(170,941)	—
Net change in unrealized appreciation (depreciation)	47,378,174	1,841,292	11,101,820	(524,905)	4,273,304
Net Realized and Unrealized Gain (Loss)	90,401,377	(13,967,084)	18,538,375	(659,563)	8,671,970
Net Increase (Decrease) in Net Assets Resulting from Operations	$90,675,919	$(1,519,792)	$19,273,174	$2,858,359	$10,774,490
[1]	Includes $(100,775) capital gains taxes paid for Macquarie VIP Global Growth Series.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Includes $(199,602) capital gains taxes accrued for Macquarie VIP Global Growth Series.
See accompanying notes, which are an integral part of the financial statements.
    16

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Core Equity Series		Macquarie VIP Corporate Bond Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$274,542	$2,229,461	$12,447,292	$16,500,770
Net realized gain (loss)	43,023,203	64,183,094	(15,808,376)	(40,850,566)
Net change in unrealized appreciation (depreciation)	47,378,174	58,761,862	1,841,292	61,341,355
Net increase (decrease) in net assets resulting from operations	90,675,919	125,174,417	(1,519,792)	36,991,559

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(65,923,487)	(60,100,427)	(16,459,101)	(13,257,814)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[1]	67,629,262	7,668,272	31,775,168	139,456,895

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	65,923,487	60,100,427	16,459,101	13,257,814
	133,552,749	67,768,699	48,234,269	152,714,709
Cost of shares redeemed:
Service Class[1]	(77,337,446)	(139,469,456)	(62,874,148)	(97,688,617)
Increase (decrease) in net assets derived from capital share transactions	56,215,303	(71,700,757)	(14,639,879)	55,026,092
Net Increase (Decrease) in Net Assets	80,967,735	(6,626,767)	(32,618,772)	78,759,837

Net Assets:
Beginning of period	590,649,099	597,275,866	570,067,762	491,307,925
End of period	$671,616,834	$590,649,099	$537,448,990	$570,067,762
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.
    17

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Global Growth Series		Macquarie VIP Limited-Term Bond Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$734,799	$1,527,816	$3,517,922	$8,333,518
Net realized gain (loss)	7,435,379	1,478,674	(134,658)	(5,458,747)
Net increase from payment by affiliates[1]	1,176	—	—	—
Net change in unrealized appreciation (depreciation)	11,101,820	18,584,367	(524,905)	9,545,720
Net increase (decrease) in net assets resulting from operations	19,273,174	21,590,857	2,858,359	12,420,491

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[2]	(2,811,244)	(24,662,684)	(8,544,635)	(5,233,135)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[2]	13,927,735	2,663,615	12,850,362	28,235,811

Net assets from reorganization:[3]
Service Class	27,761,653	—	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[2]	2,811,244	24,662,684	8,544,635	5,233,135
	44,500,632	27,326,299	21,394,997	33,468,946
Cost of shares redeemed:
Service Class[2]	(15,752,619)	(19,043,336)	(20,462,470)	(162,986,855)
Increase (decrease) in net assets derived from capital share transactions	28,748,013	8,282,963	932,527	(129,517,909)
Net Increase (Decrease) in Net Assets	45,209,943	5,211,136	(4,753,749)	(122,330,553)

Net Assets:
Beginning of period	122,479,007	117,267,871	190,469,824	312,800,377
End of period	$167,688,950	$122,479,007	$185,716,075	$190,469,824
[1]	See Note 2 in “Notes to financial statements.”
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
[3]	See Note 5 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    18

	Macquarie VIP Value Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,102,520	$5,158,802
Net realized gain (loss)	4,396,966	36,237,177
Net increase from payment by affiliates[1]	1,700	—
Net change in unrealized appreciation (depreciation)	4,273,304	(14,861,722)
Net increase (decrease) in net assets resulting from operations	10,774,490	26,534,257

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[2]	(41,180,268)	(55,315,506)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[2]	6,891,393	17,858,856

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[2]	41,180,268	55,315,506
	48,071,661	73,174,362
Cost of shares redeemed:
Service Class[2]	(36,462,900)	(64,287,986)
Increase in net assets derived from capital share transactions	11,608,761	8,886,376
Net Decrease in Net Assets	(18,797,017)	(19,894,873)

Net Assets:
Beginning of period	334,394,788	354,289,661
End of period	$315,597,771	$334,394,788
[1]	See Note 2 in “Notes to financial statements.”
[2]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.
    19

Financial highlights
Macquarie VIP Core Equity Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.78	$11.50	$17.69	$14.36	$12.63	$10.80

Income (loss) from investment operations:
Net investment income[2]	0.01	0.04	0.05	0.03	0.06	0.06
Net realized and unrealized gain (loss)	2.03	2.50	(3.18)	4.01	2.44	3.10
Total from investment operations	2.04	2.54	(3.13)	4.04	2.50	3.16

Less dividends and distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.09)	(0.07)	(0.07)
Net realized gain	(1.51)	(1.21)	(3.03)	(0.62)	(0.70)	(1.26)
Total dividends and distributions	(1.56)	(1.26)	(3.06)	(0.71)	(0.77)	(1.33)

Net asset value, end of period	$13.26	$12.78	$11.50	$17.69	$14.36	$12.63

Total return[3]	16.14%	23.51%	(17.33%)	28.94%	21.52%	31.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$671,617	$590,649	$597,276	$735[4]	$737[4]	$723[4]
Ratio of expenses to average net assets[5]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets prior to fees waived[5]	1.01%	1.00%	1.01%	0.99%	1.00%	1.00%
Ratio of net investment income to average net assets	0.09%	0.38%	0.36%	0.19%	0.51%	0.53%
Ratio of net investment income to average net assets prior to fees waived	0.03%	0.33%	0.30%	0.15%	0.46%	0.48%
Portfolio turnover	23%	40%	47%	29%	58%	80%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    20

Macquarie VIP Corporate Bond Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$4.68	$4.49	$5.63	$6.05	$5.60	$5.13

Income (loss) from investment operations:
Net investment income[2]	0.10	0.15	0.12	0.11	0.14	0.15
Net realized and unrealized gain (loss)	(0.11)	0.17	(1.00)	(0.17)	0.46	0.47
Total from investment operations	(0.01)	0.32	(0.88)	(0.06)	0.60	0.62

Less dividends and distributions from:
Net investment income	(0.14)	(0.13)	(0.12)	(0.12)	(0.15)	(0.15)
Net realized gain	—	—	(0.14)	(0.24)	—	—
Total dividends and distributions	(0.14)	(0.13)	(0.26)	(0.36)	(0.15)	(0.15)

Net asset value, end of period	$4.53	$4.68	$4.49	$5.63	$6.05	$5.60

Total return[3]	(0.20%)[4]	7.27%	(15.86%)	(0.85%)	10.97%	12.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$537,449	$570,068	$491,308	$668[5]	$685[5]	$600[5]
Ratio of expenses to average net assets[6]	0.79%	0.79%	0.80%	0.76%	0.77%	0.77%
Ratio of expenses to average net assets prior to fees waived[6]	0.79%	0.79%	0.80%	0.76%	0.77%	0.77%
Ratio of net investment income to average net assets	4.52%	3.38%	2.45%	1.90%	2.34%	2.73%
Ratio of net investment income to average net assets prior to fees waived	4.52%	3.38%	2.45%	1.90%	2.34%	2.73%
Portfolio turnover	85%	93%	67%	85%	95%	66%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    21

Financial highlights
Macquarie VIP Global Growth Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$3.17	$3.33	$4.81	$4.29	$3.58	$8.67

Income (loss) from investment operations:
Net investment income[2]	0.02	0.04[3]	0.01	0.02	—	0.02
Net realized and unrealized gain (loss)	0.44	0.53	(0.87)	0.72	0.72	1.45
Total from investment operations	0.46	0.57	(0.86)	0.74	0.72	1.47

Less dividends and distributions from:
Net investment income	(0.03)	—[4]	(0.03)	—	(0.01)	(0.06)
Net realized gain	(0.03)	(0.73)	(0.59)	(0.22)	—	(6.50)
Total dividends and distributions	(0.06)	(0.73)	(0.62)	(0.22)	(0.01)	(6.56)

Payment by affiliates	—[5,6]	—	—	—	—	—

Net asset value, end of period	$3.57	$3.17	$3.33	$4.81	$4.29	$3.58

Total return[7]	14.52%	19.90%[3]	(17.49%)	17.86%	20.58%	25.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$167,689	$122,479	$117,268	$160[8]	$156[8]	$148[8]
Ratio of expenses to average net assets[9]	1.09%	1.13%	1.13%	1.13%	1.13%	1.13%
Ratio of expenses to average net assets prior to fees waived[9]	1.22%	1.26%	1.24%	1.18%	1.23%	1.21%
Ratio of net investment income to average net assets	1.05%	1.28%	0.37%	0.43%	0.06%	0.41%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.92%	1.15%	0.26%	0.38%	(0.04%)	0.33%
Portfolio turnover	28%	45%	72%	22%	33%	26%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes the refunded European tax reclaims. These reclaims impacted the net investment income per share by $0.02 and total return by 0.60%. See Note 1 in "Notes to financial statements."
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	See Note 2 in “Notes to financial statements.”
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[8]	Net assets reported in millions.
[9]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
22

Macquarie VIP Limited-Term Bond Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$4.72	$4.58	$4.89	$5.01	$4.95	$4.84

Income (loss) from investment operations:
Net investment income[2]	0.09	0.13	0.07	0.05	0.08	0.09
Net realized and unrealized gain (loss)	(0.01)	0.09	(0.28)	(0.07)	0.12	0.11
Total from investment operations	0.08	0.22	(0.21)	(0.02)	0.20	0.20

Less dividends and distributions from:
Net investment income	(0.22)	(0.08)	(0.06)	(0.08)	(0.14)	(0.09)
Net realized gain	—	—	(0.04)	(0.02)	—	—
Total dividends and distributions	(0.22)	(0.08)	(0.10)	(0.10)	(0.14)	(0.09)

Net asset value, end of period	$4.58	$4.72	$4.58	$4.89	$5.01	$4.95

Total return[3]	1.67%[4]	4.73%	(4.20%)	(0.49%)	4.14%	4.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$185,716	$190,470	$312,800	$391[5]	$430[5]	$453[5]
Ratio of expenses to average net assets[6]	0.80%	0.86%	0.82%	0.79%	0.81%	0.79%
Ratio of expenses to average net assets prior to fees waived[6]	0.88%	0.86%	0.82%	0.79%	0.81%	0.79%
Ratio of net investment income to average net assets	3.73%	2.82%	1.56%	1.05%	1.60%	1.89%
Ratio of net investment income to average net assets prior to fees waived	3.65%	2.82%	1.56%	1.05%	1.60%	1.89%
Portfolio turnover	98%	143%	144%	48%	74%	54%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    23

Financial highlights
Macquarie VIP Value Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$5.04	$5.56	$8.24	$6.40	$6.72	$5.69

Income (loss) from investment operations:
Net investment income[2]	0.03	0.08	0.09	0.08	0.09	0.11
Net realized and unrealized gain (loss)	0.13	0.32	(0.51)	1.90	(0.05)	1.32
Total from investment operations	0.16	0.40	(0.42)	1.98	0.04	1.43

Less dividends and distributions from:
Net investment income	(0.08)	(0.09)	(0.10)	(0.14)	(0.12)	(0.05)
Net realized gain	(0.59)	(0.83)	(2.16)	—	(0.24)	(0.35)
Total dividends and distributions	(0.67)	(0.92)	(2.26)	(0.14)	(0.36)	(0.40)

Payment by affiliates	—[3,4]	—	—	—	—	—

Net asset value, end of period	$4.53	$5.04	$5.56	$8.24	$6.40	$6.72

Total return[5]	3.06%[6]	8.27%	(4.90%)	31.18%	1.98%	26.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$315,598	$334,395	$354,290	$370[7]	$465[7]	$511[7]
Ratio of expenses to average net assets[8]	1.01%	1.02%	1.01%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets prior to fees waived[8]	1.02%	1.02%	1.01%	1.00%	1.01%	1.00%
Ratio of net investment income to average net assets	1.29%	1.53%	1.37%	1.11%	1.57%	1.81%
Ratio of net investment income to average net assets prior to fees waived	1.28%	1.53%	1.37%	1.11%	1.57%	1.81%
Portfolio turnover	17%	110%[9]	72%	41%	63%	62%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	See Note 2 in “Notes to financial statements.”
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[6]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Net assets reported in millions.
[8]	Expense ratios do not include expenses of any investment companies in which the Series invests.
[9]	The Series’ portfolio turnover rate increased substantially during the year ended December 31, 2023 due to the repositioning of the Series.
See accompanying notes, which are an integral part of the financial statements.
24

Notes to financial statements
Ivy Variable Insurance Portfolios
June 30, 2024 (Unaudited)
Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 24 series. These financial statements and the related notes pertain to 5 series: Macquarie VIP Core Equity Series (formerly, Delaware Ivy VIP Core Equity), Macquarie VIP Corporate Bond Series (formerly, Delaware Ivy VIP Corporate Bond), Macquarie VIP Global Growth Series (formerly, Delaware Ivy VIP Global Growth), Macquarie VIP Limited-Term Bond Series (formerly, Delaware Ivy VIP Limited-Term Bond), and Macquarie VIP Value Series (formerly, Delaware Ivy VIP Value) (each, a Series and collectively, the Series). The Trust is an open-end investment company. Each of the Series are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act). Each Series offers Service Class (formerly, Class II) shares. The Service Class shares carry a distribution and service (12b-1) fee. The shares of the Series’ are sold only to variable life insurance separate accounts and variable annuity separate accounts.
1. Significant Accounting Policies
Each Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’ s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Series’ valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for each series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. The Series may use fair value pricing relatively frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Series may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
    25

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
Federal and Foreign Income Taxes —  No provision for federal income taxes has been made as each Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Series evaluates tax positions taken or expected to be taken in the course of preparing each Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Series’ tax positions taken or expected to be taken on each Series’ federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2020–December 31, 2023), and has concluded that no provision for federal income tax is required in each Series’ financial statements. In regard to foreign taxes only, each Series has open tax years in certain foreign countries in which it invests that may date back to the inception of each Series. If applicable, each Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended June 30, 2024, the Series did not incur any interest or tax penalties.
As a result of several court cases, in certain countries across the European Union, the Series filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for EU reclaims is reflected as “Reclaim income“ on the “Statements of operations.” Any fees associated with these filings are included on the “Statements of operations” under “Audit and tax fees.” For US income tax purposes, EU reclaims received by the Series, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
Foreign Currency Transactions —  Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Each Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” Each Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — Each Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Series intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization —  In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, each Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of each Series under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management
    26

fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investments companies (Underlying Funds) in which each Series invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that each Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with each Series' understanding of the applicable country’s tax rules and rates. Certain Series file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Series may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Series may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Each Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Each Series receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Series pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Series' average daily net assets as follows:
Series	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie VIP Core Equity Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Macquarie VIP Corporate Bond Series	0.475% of net assets up to $1 billion;
0.450% of net assets over $1 billion and up to $1.5 billion;
0.400% of net assets over $1.5 billion.

Macquarie VIP Global Growth Series	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Macquarie VIP Limited-Term Bond Series	0.50% of net assets up to $500 million;
0.45% of net assets over $500 million and up to $1 billion;
0.40% of net assets over $1 billion and up to $1.5 billion;
0.35% of net assets over $1.5 billion.

    27

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Series	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie VIP Value Series	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

DMC has entered into sub-advisory agreements with the following entities on behalf of the Series:
Each of Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Group Limited (MIMGL) are a part of Macquarie Asset Management (MAM) and an affiliate of DMC (the Affiliated Sub-Advisors). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited.
With respect to Macquarie VIP Core Equity Series, Macquarie VIP Global Growth Series, and Macquarie VIP Value Series, DMC has principal responsibility for the Series and may seek quantitative support from MIMGL and may utilize MIMGL to execute Series security trades on behalf of DMC. With respect to Macquarie VIP Corporate Bond Series and Macquarie VIP Limited-Term Bond Series, DMC has principal responsibility for the Series and may seek investment advice and recommendations from MIMGL and may permit MIMGL to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge.
With respect to Macquarie VIP Corporate Bond Series and Macquarie VIP Limited-Term Bond Series, DMC has principal responsibility for the Series and may seek investment advice and recommendations from MIMEL and may permit MIMEL to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge.
In addition, with respect to Macquarie VIP Corporate Bond Series and Macquarie VIP Limited-Term Bond Series, DMC has principal responsibility for the Series and may seek investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge.
Pursuant to the terms of the relevant sub-advisory agreement, an investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding the following percentages of the Series' average daily net assets from January 1, 2024 (except as noted) to April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and each Series. The waivers and reimbursements are accrued daily and received monthly.
Series	Operating expense limitation as a percentage of average daily net assets
Macquarie VIP Core Equity Series	0.70%
Macquarie VIP Corporate Bond Series	0.53%*
Macquarie VIP Global Growth Series	0.79%**
Macquarie VIP Limited-Term Bond Series	0.54%***
Macquarie VIP Value Series	0.75%****
*	Effective May 1, 2024. Prior to May 1, 2024, the Series had no expense limitation.
**	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation was 0.88%.
    28

***	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation was 0.56%.
****	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation was 0.76%.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as percentage of average daily net assets from January 1, 2024 (except as noted) through April 30, 2025, unless terminated by agreement of DMC and the Series, is as follows:
Series	Operating expense limitation as a percentage of average daily net assets Service Class shares
Macquarie VIP Core Equity Series	0.95%
Macquarie VIP Corporate Bond Series	0.78%*
Macquarie VIP Global Growth Series	1.04%**
Macquarie VIP Limited-Term Bond Series	0.79%***
Macquarie VIP Value Series	1.00%****
*	Effective May 1, 2024. Prior to May 1, 2024, the Series had no expense limitation.
**	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation was 1.13%.
***	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation was 0.81%.
****	Effective May 1, 2024. Prior to May 1, 2024, the expense limitation was 1.01%.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2024, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Core Equity Series	$15,508
Macquarie VIP Corporate Bond Series	14,263
Macquarie VIP Global Growth Series	5,115
Macquarie VIP Limited-Term Bond Series	6,192
Macquarie VIP Value Series	9,274
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2024, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Core Equity Series	$22,721
Macquarie VIP Corporate Bond Series	20,632
Macquarie VIP Global Growth Series	5,248
Macquarie VIP Limited-Term Bond Series	7,065
Macquarie VIP Value Series	12,248
    29

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to each Series. Sub-transfer agency fees are paid by each Series and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, each Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Service Class shares. The fees are calculated daily and paid monthly.
As provided in the investment management agreement, each Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Series. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2024, each Series paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Series	Fees
Macquarie VIP Core Equity Series	$8,523
Macquarie VIP Corporate Bond Series	7,827
Macquarie VIP Global Growth Series	2,393
Macquarie VIP Limited-Term Bond Series	2,680
Macquarie VIP Value Series	4,660
Trustees’ fees include expenses accrued by each Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of a Series, a Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the six months ended June 30, 2024, DMC reimbursed Macquarie VIP Global Growth Series and Macquarie VIP Value Series $1,176 and $1,700, respectively, for commissions related to a trade error. These amounts are included in “Net increase from payment by affiliates” in the "Statements of operations." Payment by affiliates had no impact on total return.
3. Investments
For the six months ended June 30, 2024, each Series made purchases and sales of investment securities other than short-term investments as follows:
Series	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Macquarie VIP Core Equity Series	$142,311,794	$—	$147,264,533	$—
Macquarie VIP Corporate Bond Series	423,725,657	34,088,513	416,224,085	60,735,206
Macquarie VIP Global Growth Series	39,462,582	—	50,270,674	—
Macquarie VIP Limited-Term Bond Series	30,998,696	145,363,017	32,512,179	145,674,127
Macquarie VIP Value Series	54,566,099	—	81,546,423	—
    30

At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Series were as follows:
Series	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Macquarie VIP Core Equity Series	$490,565,118	$186,033,017	$(3,938,011)	$182,095,006
Macquarie VIP Corporate Bond Series	546,177,130	5,116,676	(12,901,296)	(7,784,620)
Macquarie VIP Global Growth Series	124,559,297	43,983,780	(1,096,917)	42,886,863
Macquarie VIP Limited-Term Bond Series	182,762,357	556,077	(1,839,620)	(1,283,543)
Macquarie VIP Value Series	312,042,638	22,961,344	(20,400,292)	2,561,052
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2023, certain Series had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie VIP Corporate Bond Series	$ 21,423,932	$53,102,201	$ 74,526,133
Macquarie VIP Limited-Term Bond Series	7,322,899	9,002,469	16,325,368
US GAAP defines fair value as the price that each Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. Each Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
    31

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
The following tables summarize the valuation of each Series' investments by fair value hierarchy levels as of June 30, 2024:
Macquarie VIP Core Equity Series
Level 1
Securities
Assets:
Common Stocks	$666,938,717
Short-Term Investments	5,721,407
Total Value of Securities	$672,660,124
	Macquarie VIP Corporate Bond Series
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$—	$—[1]	$—
Corporate Bonds	—	519,252,545	—	519,252,545
Municipal Bonds	—	1,183,461	—	1,183,461
Non-Agency Asset-Backed Securities	—	5,898,891	—	5,898,891
Short-Term Investments	12,057,613	—	—	12,057,613
Total Value of Securities	$12,057,613	$526,334,897	$—	$538,392,510

[1]The security that has been valued at zero on the “Schedules of investments” is considered to be a Level 3 investment in this table.
Macquarie VIP Global Growth Series
Level 1
Securities
Assets:
Common Stocks	$165,219,941
Preferred Stock	1,063,298
Short-Term Investments	1,162,921
Total Value of Securities	$167,446,160
	Macquarie VIP Limited-Term Bond Series
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$348,215	$348,215
Agency Commercial Mortgage-Backed Securities	—	7,405,080	7,405,080
Agency Mortgage-Backed Securities	—	5,589,575	5,589,575
Collateralized Debt Obligations	—	9,421,612	9,421,612
    32

	Macquarie VIP Limited-Term Bond Series
	Level 1	Level 2	Total
Corporate Bonds	$—	$71,889,323	$71,889,323
Non-Agency Asset-Backed Securities	—	33,701,806	33,701,806
Non-Agency Collateralized Mortgage Obligations	—	4,983,883	4,983,883
US Treasury Obligations	—	48,123,203	48,123,203
Total Value of Securities	$—	$181,462,697	$181,462,697

Derivatives[1]
Assets:
Futures Contracts	$16,117	$—	$16,117

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
Macquarie VIP Value Series
Level 1
Securities
Assets:
Common Stocks	$312,504,542
Short-Term Investments	2,099,148
Total Value of Securities	$314,603,690
During the six months ended June 30, 2024, there were no transfers into or out of Level 3 investments. Each Series' policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Series' net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Macquarie VIP Corporate Bond Series net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Macquarie VIP Corporate Bond Series net assets at the end of the period. As of June 30, 2024, Macquarie VIP Core Equity Series, Macquarie VIP Global Growth Series, Macquarie VIP Limited-Term Bond Series, and Macquarie VIP Value Series had no Level 3 investments.
    33

Notes to financial statements
Ivy Variable Insurance Portfolios
4. Capital Shares
Transactions in capital shares were as follows:
	Macquarie VIP Core Equity Series		Macquarie VIP Corporate Bond Series		Macquarie VIP Global Growth Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/24	12/31/23	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Service Class[1]	5,072,497	643,436	6,894,519	30,992,438	4,009,147	846,014

Shares from reorganization:[2]
Service Class	—	—	—	—	8,070,248	—

Shares issued upon reinvestment of dividends and distributions:
Service Class[1]	5,043,878	5,347,013	3,649,468	2,992,735	796,386	8,714,729
	10,116,375	5,990,449	10,543,987	33,985,173	12,875,781	9,560,743

Shares redeemed:
Service Class[1]	(5,682,520)	(11,697,430)	(13,677,009)	(21,723,712)	(4,589,371)	(6,079,136)
Net increase (decrease)	4,433,855	(5,706,981)	(3,133,022)	12,261,461	8,286,410	3,481,607
	Macquarie VIP Limited-Term Bond Series		Macquarie VIP Value Series
	Six months ended	Year ended	Six months ended	Year ended
	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Service Class[1]	2,737,227	6,128,553	1,472,513	3,489,551

Shares issued upon reinvestment of dividends and distributions:
Service Class[1]	1,877,941	1,145,106	8,971,736	11,769,257
	4,615,168	7,273,659	10,444,249	15,258,808

Shares redeemed:
Service Class[1]	(4,363,049)	(35,167,106)	(7,225,775)	(12,522,425)
Net increase (decrease)	252,119	(27,893,447)	3,218,474	2,736,383
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
[2]	See Note 5.
5. Reorganization
On January 16, 2024, the Board approved a proposal to reorganize Delaware VIP Global Equity (the "Acquired Series"), a series of Delaware VIP Trust, with and into Macquarie VIP Global Growth Series (the “Acquiring Series”), a series of the Trust (the “Reorganization”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of Acquired Series were acquired by the Acquiring Series and (ii) the Trust, on behalf of Acquiring Series, assumed the liabilities of Acquired Series, in exchange for shares of the Acquiring Series. In accordance with the Plan, the Acquired Series liquidated and dissolved following the Reorganization. In approving the Reorganization, the
    34

Board considered various factors, including that the Acquiring Series and the Acquired Series share similar investment objectives, principal investment strategies and principal risks, and materially identical fundamental investment restrictions and that the Acquiring Series’ overall total expense ratio is expected to be equal to or lower than the corresponding Acquired Series’ total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on April 26, 2024 for the Reorganization. For financial reporting purposes, assets received and shares issued by Acquiring Series were recorded at fair value; however, the cost basis of the investments received from Acquired Series was carried forward to align ongoing reporting of the Acquiring Series’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with April 26, 2024 for the Reorganization were as follows:
	Acquired Series Net Assets	Acquired Series Shares Outstanding	Shares Converted to Acquiring Series	Acquiring Series Net Assets	Conversion Ratio
Class II/Service Class	$27,761,653	5,530,210	8,070,248	$137,135,736	1.4593
The net assets of the Acquired Series before the Reorganization were $27,777,560. The Acquired Series net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Series immediately following the Reorganization were $164,913,296.
Assuming the Reorganization had been completed on January 1, 2024, Acquiring Series’ pro forma results of operations for the six months ended June 30, 2024, would have been as follows:
Net investment income	$877,161
Net realized gain on investments	8,974,334
Net change in unrealized appreciation (depreciation)	12,472,010
Net increase in net assets resulting from operations	$22,323,505
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Series that have been included in Acquiring Series’ “Statements of operations” since the Reorganization was consummated on April 26, 2024.
6. Line of Credit
Each Series, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 28, 2024.
Each Series had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
7. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended June 30, 2024.
    35

Notes to financial statements
Ivy Variable Insurance Portfolios
8. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposits cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2024, Macquarie VIP Limited-Term Bond Series posted $49,665 cash collateral as margin for open futures contracts, which is included in “Cash collateral due from broker on futures contracts” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
During the six months ended June 30, 2024, Macquarie VIP Limited-Term Bond Series invested in futures contracts to hedge the Series' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
During the six months ended June 30, 2024, Macquarie VIP Limited-Term Bond Series experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the “Statements of assets and liabilities” and “Statements of operations.”
The table below summarizes the average daily balance of derivative holdings by Macquarie VIP Limited-Term Bond Series during the six months ended June 30, 2024:

Long Derivative Volume
Futures contracts (average notional amount)	$14,583,518
9. Securities Lending
Each Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a
    36

money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Series or, at the discretion of the lending agent, replace the loaned securities. Each Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Series, the security lending agent, and the borrower. Each Series records security lending income net of allocations to the security lending agent and the borrower.
Each Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Series’ cash collateral account may be less than the amount each Series would be required to return to the borrowers of the securities and each Series would be required to make up for this shortfall.
During the six months ended June 30, 2024, each Series had no securities out on loan.
10. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A series may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which each Series invests will cause the NAV of each Series to fluctuate.
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.
Certain Series invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Certain Series may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk.
    37

Notes to financial statements
Ivy Variable Insurance Portfolios
10. Credit and Market Risks (continued)
Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Series to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Series could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, a Series' investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause a Series to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
Certain Series invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a series may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Certain Series may invest in REITs and are subject to the risks associated with that industry. If a Series holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2024. The Series' REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Series also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Series will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.
    38

Each Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series' 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the ”Schedules of investments.”
11. Contractual Obligations
Each Series enters into contracts in the normal course of business that contain a variety of indemnifications. Each Series' maximum exposure under these arrangements is unknown. However, each Series has not had prior claims or losses pursuant to these contracts. Management has reviewed each Series' existing contracts and expects the risk of loss to be remote.
12. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in the Series' financial statements.
    39

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Series’ Form N-PORT, as well as a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip-literature.
Information (if any) regarding how each Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.
    40

Privacy Notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.
Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
• Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, your financial account information, and your financial history.
• Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.
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How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.
We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

This page is not part of the Financial statements and other information.        i

Privacy Notice
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024

ii        This page is not part of the Financial statements and other information.

(3747161)
SEMIANN-VIP2-0824

Ivy Variable Insurance Portfolios
Macquarie VIP Pathfinder Aggressive Series
(formerly, Delaware Ivy VIP Pathfinder Aggressive)
Macquarie VIP Pathfinder Conservative Series
(formerly, Delaware Ivy VIP Pathfinder Conservative)
Macquarie VIP Pathfinder Moderate Series
(formerly, Delaware Ivy VIP Pathfinder Moderate)
Macquarie VIP Pathfinder Moderately Aggressive Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive)
Macquarie VIP Pathfinder Moderately Conservative Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Conservative)
Macquarie VIP Pathfinder Moderate – Managed Volatility Series
(formerly, Delaware Ivy VIP Pathfinder Moderate – Managed Volatility)
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility)
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
(formerly, Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility)
Financial statements and other information
For the six months ended June 30, 2024

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Series are governed by US laws and regulations.
Unless otherwise noted, views expressed herein are current as of June 30, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.
The Series are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.
The Series are advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
All third-party marks cited are the property of their respective owners.
© 2024 Macquarie Management Holdings, Inc.

Schedules of investments
Macquarie VIP Pathfinder Aggressive Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.86%<<
Fixed Income Funds — 14.69%
Macquarie VIP Corporate Bond Series Service Class	1,632,198	$ 7,393,858
Macquarie VIP High Income Series Standard Class	46,155	130,619
Macquarie VIP Limited-Term Bond Series Service Class	28,620	131,081
		7,655,558
Global / International Equity Fund — 30.02%
Macquarie VIP International Core Equity Series Service Class	928,649	15,647,733
		15,647,733
US Equity Funds — 55.15%
Macquarie VIP Core Equity Series Service Class	743,848	9,863,424
Macquarie VIP Growth Series Service Class	739,543	7,373,244
Macquarie VIP Mid Cap Growth Series Standard Class	62,752	626,269
Macquarie VIP Small Cap Growth Series Standard Class	100,502	637,184
Macquarie VIP Smid Cap Core Series Service Class	243,157	2,895,995
Macquarie VIP Value Series Service Class	1,622,117	7,348,189
		28,744,305
Total Affiliated Mutual Funds (cost $59,032,630)		52,047,596

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	32,532	32,532
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	32,531	32,531
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	32,532	32,532
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	32,532	32,532
Total Short-Term Investments (cost $130,127)		130,127
Total Value of Securities—100.11% (cost $59,162,757)		$52,177,723

<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    1

Schedules of investments
Macquarie VIP Pathfinder Conservative Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.80%<<
Fixed Income Funds — 54.69%
Macquarie VIP Corporate Bond Series Service Class	5,539,474	$25,093,818
Macquarie VIP High Income Series Standard Class	330,182	934,414
Macquarie VIP Limited-Term Bond Series Service Class	3,234,542	14,814,203
		40,842,435
Global / International Equity Fund — 10.01%
Macquarie VIP International Core Equity Series Service Class	443,578	7,474,285
		7,474,285
US Equity Funds — 35.10%
Macquarie VIP Core Equity Series Service Class	682,410	9,048,760
Macquarie VIP Growth Series Service Class	668,915	6,669,087
Macquarie VIP Mid Cap Growth Series Standard Class	59,956	598,358
Macquarie VIP Small Cap Growth Series Standard Class	96,022	608,777
Macquarie VIP Smid Cap Core Series Service Class	221,757	2,641,123
Macquarie VIP Value Series Service Class	1,467,201	6,646,423
		26,212,528
Total Affiliated Mutual Funds (cost $88,896,573)		74,529,248

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	46,691	46,691
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	46,691	46,691
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	46,690	46,690
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	46,690	46,690
Total Short-Term Investments (cost $186,762)		186,762
Total Value of Securities—100.05% (cost $89,083,335)		$74,716,010

<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    2

Macquarie VIP Pathfinder Moderate Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.77%<<
Fixed Income Funds — 34.67%
Macquarie VIP Corporate Bond Series Service Class	21,759,021	$ 98,568,366
Macquarie VIP High Income Series Standard Class	1,083,259	3,065,622
Macquarie VIP Limited-Term Bond Series Service Class	8,729,372	39,980,524
		141,614,512
Global / International Equity Fund — 20.00%
Macquarie VIP International Core Equity Series Service Class	4,849,873	81,720,361
		81,720,361
US Equity Funds — 45.10%
Macquarie VIP Core Equity Series Service Class	4,778,856	63,367,628
Macquarie VIP Growth Series Service Class	4,725,103	47,109,284
Macquarie VIP Mid Cap Growth Series Standard Class	409,784	4,089,643
Macquarie VIP Small Cap Growth Series Standard Class	656,309	4,161,000
Macquarie VIP Smid Cap Core Series Service Class	1,558,494	18,561,660
Macquarie VIP Value Series Service Class	10,364,068	46,949,229
		184,238,444
Total Affiliated Mutual Funds (cost $472,687,233)		407,573,317

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	255,709	255,709
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	255,709	255,709
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	255,710	255,710
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	255,710	255,710
Total Short-Term Investments (cost $1,022,838)		1,022,838
Total Value of Securities—100.02% (cost $473,710,071)		$408,596,155

<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    3

Schedules of investments
Macquarie VIP Pathfinder Moderately Aggressive Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.77%<<
Fixed Income Funds — 24.67%
Macquarie VIP Corporate Bond Series Service Class	21,653,259	$ 98,089,265
Macquarie VIP High Income Series Standard Class	895,818	2,535,165
Macquarie VIP Limited-Term Bond Series Service Class	5,262,997	24,104,525
		124,728,955
Global / International Equity Fund — 25.00%
Macquarie VIP International Core Equity Series Service Class	7,502,418	126,415,740
		126,415,740
US Equity Funds — 50.10%
Macquarie VIP Core Equity Series Service Class	6,562,688	87,021,239
Macquarie VIP Growth Series Service Class	6,508,552	64,890,267
Macquarie VIP Mid Cap Growth Series Standard Class	558,434	5,573,165
Macquarie VIP Small Cap Growth Series Standard Class	894,385	5,670,402
Macquarie VIP Smid Cap Core Series Service Class	2,143,005	25,523,192
Macquarie VIP Value Series Service Class	14,275,899	64,669,823
		253,348,088
Total Affiliated Mutual Funds (cost $577,527,483)		504,492,783

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	313,903	313,903
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	313,903	313,903
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	313,904	313,904
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	313,904	313,904
Total Short-Term Investments (cost $1,255,614)		1,255,614
Total Value of Securities—100.02% (cost $578,783,097)		$505,748,397

<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    4

Macquarie VIP Pathfinder Moderately Conservative Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.78%<<
Fixed Income Funds — 44.67%
Macquarie VIP Corporate Bond Series Service Class	8,034,049	$ 36,394,243
Macquarie VIP High Income Series Standard Class	446,108	1,262,485
Macquarie VIP Limited-Term Bond Series Service Class	4,077,361	18,674,316
		56,331,044
Global / International Equity Fund — 15.01%
Macquarie VIP International Core Equity Series Service Class	1,123,054	18,923,466
		18,923,466
US Equity Funds — 40.10%
Macquarie VIP Core Equity Series Service Class	1,313,651	17,419,014
Macquarie VIP Growth Series Service Class	1,293,965	12,900,828
Macquarie VIP Mid Cap Growth Series Standard Class	113,912	1,136,839
Macquarie VIP Small Cap Growth Series Standard Class	182,440	1,156,669
Macquarie VIP Smid Cap Core Series Service Class	427,813	5,095,250
Macquarie VIP Value Series Service Class	2,838,190	12,857,002
		50,565,602
Total Affiliated Mutual Funds (cost $147,044,641)		125,820,112

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	78,502	78,502
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	78,501	78,501
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	78,502	78,502
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	78,502	78,502
Total Short-Term Investments (cost $314,007)		314,007
Total Value of Securities—100.03% (cost $147,358,648)		$126,134,119

<<	Affiliated company. See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    5

Schedules of investments
Macquarie VIP Pathfinder Moderate – Managed Volatility Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.03%<<
Fixed Income Funds — 34.06%
Macquarie VIP Corporate Bond Series Service Class	21,834,258	$ 98,909,188
Macquarie VIP High Income Series Standard Class	1,092,943	3,093,029
Macquarie VIP Limited-Term Bond Series Service Class	8,762,196	40,130,859
		142,133,076
Global / International Equity Fund — 19.66%
Macquarie VIP International Core Equity Series Service Class	4,867,792	82,022,292
		82,022,292
US Equity Funds — 44.31%
Macquarie VIP Core Equity Series Service Class	4,796,906	63,606,980
Macquarie VIP Growth Series Service Class	4,743,084	47,288,545
Macquarie VIP Mid Cap Growth Series Standard Class	410,656	4,098,344
Macquarie VIP Small Cap Growth Series Standard Class	657,704	4,169,843
Macquarie VIP Smid Cap Core Series Service Class	1,563,809	18,624,965
Macquarie VIP Value Series Service Class	10,403,511	47,127,906
		184,916,583
Total Affiliated Mutual Funds (cost $473,485,097)		409,071,951

	Number of shares	Value (US $)

Short-Term Investments — 1.79%
Money Market Mutual Funds — 1.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	1,863,627	$ 1,863,627
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	1,863,627	1,863,627
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	1,863,627	1,863,627
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	1,863,627	1,863,627
Total Short-Term Investments (cost $7,454,508)		7,454,508
Total Value of Securities—99.82% (cost $480,939,605)		$416,526,459
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
The following futures contracts were outstanding at June 30, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(69)	E-Mini S&P 500 Index	$(19,049,175)	$(18,948,071)	9/20/24	$(101,104)	$84,525
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

    6

Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.06%<<
Fixed Income Funds — 24.24%
Macquarie VIP Corporate Bond Series Service Class	2,719,110	$12,317,571
Macquarie VIP High Income Series Standard Class	111,884	316,631
Macquarie VIP Limited-Term Bond Series Service Class	659,786	3,021,819
		15,656,021
Global / International Equity Fund — 24.57%
Macquarie VIP International Core Equity Series Service Class	941,961	15,872,031
		15,872,031
US Equity Funds — 49.25%
Macquarie VIP Core Equity Series Service Class	824,103	10,927,614
Macquarie VIP Growth Series Service Class	817,519	8,150,663
Macquarie VIP Mid Cap Growth Series Standard Class	69,965	698,247
Macquarie VIP Small Cap Growth Series Standard Class	112,055	710,428
Macquarie VIP Smid Cap Core Series Service Class	268,914	3,202,766
Macquarie VIP Value Series Service Class	1,793,151	8,122,973
		31,812,691
Total Affiliated Mutual Funds (cost $73,697,529)		63,340,743

	Number of shares	Value (US $)

Short-Term Investments — 1.79%
Money Market Mutual Funds — 1.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	288,222	$ 288,222
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	288,222	288,222
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	288,221	288,221
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	288,221	288,221
Total Short-Term Investments (cost $1,152,886)		1,152,886
Total Value of Securities—99.85% (cost $74,850,415)		$64,493,629
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
The following futures contracts were outstanding at June 30, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(11)	E-Mini S&P 500 Index	$(3,036,825)	$(3,020,707)	9/20/24	$(16,118)	$13,475
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

    7

Schedules of investments
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.08%<<
Fixed Income Funds — 43.92%
Macquarie VIP Corporate Bond Series Service Class	1,786,310	$ 8,091,982
Macquarie VIP High Income Series Standard Class	98,986	280,131
Macquarie VIP Limited-Term Bond Series Service Class	907,159	4,154,787
		12,526,900
Global / International Equity Fund — 14.75%
Macquarie VIP International Core Equity Series Service Class	249,767	4,208,579
		4,208,579
US Equity Funds — 39.41%
Macquarie VIP Core Equity Series Service Class	292,138	3,873,755
Macquarie VIP Growth Series Service Class	287,686	2,868,230
Macquarie VIP Mid Cap Growth Series Standard Class	25,218	251,677
Macquarie VIP Small Cap Growth Series Standard Class	40,389	256,063
Macquarie VIP Smid Cap Core Series Service Class	95,110	1,132,756
Macquarie VIP Value Series Service Class	631,011	2,858,479
		11,240,960
Total Affiliated Mutual Funds (cost $33,421,931)		27,976,439

	Number of shares	Value (US $)

Short-Term Investments — 1.78%
Money Market Mutual Funds — 1.78%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	126,770	$ 126,770
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	126,769	126,769
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	126,770	126,770
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	126,770	126,770
Total Short-Term Investments (cost $507,079)		507,079
Total Value of Securities—99.86% (cost $33,929,010)		$28,483,518
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
The following futures contracts were outstanding at June 30, 2024:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(5)	E-Mini S&P 500 Index	$(1,380,375)	$(1,373,049)	9/20/24	$(7,326)	$6,125
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
[1]	See Note 6 in “Notes to financial statements.”
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
See accompanying notes, which are an integral part of the financial statements.

    8

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
June 30, 2024 (Unaudited)
	Macquarie VIP Pathfinder Aggressive Series	Macquarie VIP Pathfinder Conservative Series	Macquarie VIP Pathfinder Moderate Series	Macquarie VIP Pathfinder Moderately Aggressive Series
Assets:
Investments, at value*	$130,127	$186,762	$1,022,838	$1,255,614
Investments of affiliated issuers, at value**	52,047,596	74,529,248	407,573,317	504,492,783
Prepaid expenses	673	1,064	5,632	6,921
Dividends receivable	558	809	4,394	5,426
Receivable for series shares sold	29	1	693	304
Receivable for securities sold	—	147,596	131,857	642,943
Total Assets	52,178,983	74,865,480	408,738,731	506,403,991
Liabilities:
Other accrued expenses	53,205	40,169	96,776	111,182
Payable for series shares redeemed	4,658	147,763	138,545	638,772
Total Liabilities	57,863	187,932	235,321	749,954
Total Net Assets	$52,121,120	$74,677,548	$408,503,410	$505,654,037

Net Assets Consist of:
Paid-in capital	$57,634,876	$86,189,975	$460,634,192	$565,220,127
Total distributable earnings (loss)	(5,513,756)	(11,512,427)	(52,130,782)	(59,566,090)
Total Net Assets	$52,121,120	$74,677,548	$408,503,410	$505,654,037

Net Asset Value

Service Class:
Net assets	$52,121,120	$74,677,548	$408,503,410	$505,654,037
Shares of beneficial interest outstanding, unlimited authorization, no par	13,319,323	18,095,932	102,540,436	125,857,165
Net asset value per share	$3.91	$4.13	$3.98	$4.02
*Investments, at cost	$130,127	$186,762	$1,022,838	$1,255,614
**Investments of affiliated issuers, at cost	59,032,630	88,896,573	472,687,233	577,527,483
See accompanying notes, which are an integral part of the financial statements.
    9

Statements of assets and liabilities
Ivy Variable Insurance Portfolios
	Macquarie VIP Pathfinder Moderately Conservative Series	Macquarie VIP Pathfinder Moderate – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Assets:
Investments, at value*	$314,007	$7,454,508	$1,152,886	$507,079
Investments of affiliated issuers, at value**	125,820,112	409,071,951	63,340,743	27,976,439
Cash	—	104,000	13,000	6,500
Cash collateral due from broker on futures contracts	—	814,200	129,800	59,000
Receivable for securities sold	96,923	129,271	—	22,656
Prepaid expenses	1,692	5,635	930	401
Dividends receivable	1,350	32,215	4,981	2,213
Receivable for series shares sold	262	121	512	—
Variation margin due from broker on futures contracts	—	84,525	13,475	6,125
Receivable due from investment manager	—	—	—	1,750
Total Assets	126,234,346	417,696,426	64,656,327	28,582,163
Liabilities:
Payable for series shares redeemed	98,964	248,101	8,412	31,529
Other accrued expenses	43,535	97,856	41,029	28,268
Payable for securities purchased	—	—	8,290	—
Investment management fees payable to affiliates	—	66,026	5,370	—
Total Liabilities	142,499	411,983	63,101	59,797
Total Net Assets	$126,091,847	$417,284,443	$64,593,226	$28,522,366

Net Assets Consist of:
Paid-in capital	$142,589,923	$467,341,884	$74,584,463	$33,753,329
Total distributable earnings (loss)	(16,498,076)	(50,057,441)	(9,991,237)	(5,230,963)
Total Net Assets	$126,091,847	$417,284,443	$64,593,226	$28,522,366

Net Asset Value

Service Class:
Net assets	$126,091,847	$417,284,443	$64,593,226	$28,522,366
Shares of beneficial interest outstanding, unlimited authorization, no par	30,822,243	100,341,358	14,608,013	8,815,826
Net asset value per share	$4.09	$4.16	$4.42	$3.24
*Investments, at cost	$314,007	$7,454,508	$1,152,886	$507,079
**Investments of affiliated issuers, at cost	147,044,641	473,485,097	73,697,529	33,421,931
See accompanying notes, which are an integral part of the financial statements.
    10

Statements of operations
Ivy Variable Insurance Portfolios
Six months ended June 30, 2024 (Unaudited)
	Macquarie VIP Pathfinder Aggressive Series	Macquarie VIP Pathfinder Conservative Series	Macquarie VIP Pathfinder Moderate Series	Macquarie VIP Pathfinder Moderately Aggressive Series
Investment Income:
Dividends from affiliated funds	$586,883	$1,772,104	$7,111,378	$7,269,164
Dividends	3,396	4,999	26,636	32,627
	590,279	1,777,103	7,138,014	7,301,791

Expenses:
Accounting and administration expenses	22,696	25,196	55,687	64,481
Audit and tax fees	12,263	12,102	12,102	12,102
Dividend disbursing and transfer agent fees and expenses	2,110	3,302	17,462	21,451
Legal fees	2,051	3,136	16,807	20,759
Trustees’ fees	1,194	1,776	9,626	11,971
Trustees' expenses	796	1,024	6,632	7,905
Reports and statements to shareholders expenses	379	564	2,870	3,523
Custodian fees	278	386	2,317	2,803
Other	881	1,006	2,619	2,857
Total operating expenses	42,648	48,492	126,122	147,852
Net Investment Income (Loss)	547,631	1,728,611	7,011,892	7,153,939

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Affiliated investments	(1,751,953)	(1,294,733)	(7,764,381)	(12,047,518)
Capital gain distributions received from investments in affiliated funds	2,706,488	2,516,173	17,592,137	24,208,830
Net realized gain (loss)	954,535	1,221,440	9,827,756	12,161,312

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,018,375	181,981	5,959,303	12,518,778
Net Realized and Unrealized Gain (Loss)	2,972,910	1,403,421	15,787,059	24,680,090
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,520,541	$3,132,032	$22,798,951	$31,834,029
See accompanying notes, which are an integral part of the financial statements.
    11

Statements of operations
Ivy Variable Insurance Portfolios
	Macquarie VIP Pathfinder Moderately Conservative Series	Macquarie VIP Pathfinder Moderate – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Investment Income:
Dividends from affiliated funds	$2,559,963	$7,195,749	$922,102	$575,383
Dividends	8,225	226,133	35,808	15,511
	2,568,188	7,421,882	957,910	590,894

Expenses:
Management fees	—	434,271	67,905	29,245
Accounting and administration expenses	29,417	55,321	24,465	20,750
Audit and tax fees	12,261	4,894	12,591	20,756
Dividend disbursing and transfer agent fees and expenses	5,236	17,430	2,892	1,235
Legal fees	5,043	16,919	2,748	1,159
Trustees’ fees	2,907	9,872	1,557	664
Trustees' expenses	2,079	2,220	495	263
Reports and statements to shareholders expenses	888	2,812	511	233
Custodian fees	686	2,186	639	456
Other	1,212	2,388	1,224	799
	59,729	548,313	115,027	75,560
Less expenses waived	—	(7,120)	(10,924)	(13,325)
Total operating expenses	59,729	541,193	104,103	62,235
Net Investment Income (Loss)	2,508,459	6,880,689	853,807	528,659

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Affiliated investments	(1,940,173)	(5,319,866)	(1,859,014)	(743,132)
Capital gain distributions received from investments in affiliated funds	4,785,512	17,804,477	3,073,699	1,075,687
Futures contracts	—	(1,858,564)	(288,666)	(137,130)
Net realized gain (loss)	2,845,339	10,626,047	926,019	195,425

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	692,903	3,493,648	1,937,778	459,360
Futures contracts	—	(21,076)	(8,115)	677
Net change in unrealized appreciation (depreciation)	692,903	3,472,572	1,929,663	460,037
Net Realized and Unrealized Gain (Loss)	3,538,242	14,098,619	2,855,682	655,462
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,046,701	$20,979,308	$3,709,489	$1,184,121
See accompanying notes, which are an integral part of the financial statements.
    12

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Pathfinder Aggressive Series		Macquarie VIP Pathfinder Conservative Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase in Net Assets from Operations:
Net investment income (loss)	$547,631	$520,490	$1,728,611	$1,298,210
Net realized gain (loss)	954,535	401,265	1,221,440	966,027
Net change in unrealized appreciation (depreciation)	2,018,375	7,792,881	181,981	7,610,139
Net increase (decrease) in net assets resulting from operations	3,520,541	8,714,636	3,132,032	9,874,376

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(882,403)	(12,148,744)	(2,254,659)	(11,950,259)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[1]	677,442	755,586	523,161	4,694,395

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	882,403	12,148,744	2,254,659	11,950,259
	1,559,845	12,904,330	2,777,820	16,644,654
Cost of shares redeemed:
Service Class[1]	(5,732,074)	(9,467,399)	(9,616,156)	(18,166,531)
Increase (decrease) in net assets derived from capital share transactions	(4,172,229)	3,436,931	(6,838,336)	(1,521,877)
Net Increase (Decrease) in Net Assets	(1,534,091)	2,823	(5,960,963)	(3,597,760)

Net Assets:
Beginning of period	53,655,211	53,652,388	80,638,511	84,236,271
End of period	$52,121,120	$53,655,211	$74,677,548	$80,638,511
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.
    13

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Pathfinder Moderate Series		Macquarie VIP Pathfinder Moderately Aggressive Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,011,892	$6,112,147	$7,153,939	$6,887,425
Net realized gain (loss)	9,827,756	(2,774,720)	12,161,312	(4,258,844)
Net change in unrealized appreciation (depreciation)	5,959,303	60,498,028	12,518,778	81,769,323
Net increase (decrease) in net assets resulting from operations	22,798,951	63,835,455	31,834,029	84,397,904

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(6,605,330)	(86,452,608)	(7,683,632)	(117,087,462)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[1]	604,097	1,435,874	1,384,672	2,031,519

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	6,605,330	86,452,608	7,683,632	117,087,462
	7,209,427	87,888,482	9,068,304	119,118,981
Cost of shares redeemed:
Service Class[1]	(49,384,523)	(96,381,830)	(65,783,222)	(114,205,439)
Increase (decrease) in net assets derived from capital share transactions	(42,175,096)	(8,493,348)	(56,714,918)	4,913,542
Net Decrease in Net Assets	(25,981,475)	(31,110,501)	(32,564,521)	(27,776,016)

Net Assets:
Beginning of period	434,484,885	465,595,386	538,218,558	565,994,574
End of period	$408,503,410	$434,484,885	$505,654,037	$538,218,558
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.
    14

	Macquarie VIP Pathfinder Moderately Conservative Series		Macquarie VIP Pathfinder Moderate – Managed Volatility Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,508,459	$1,989,445	$6,880,689	$5,296,123
Net realized gain (loss)	2,845,339	(312,665)	10,626,047	(1,063,550)
Net change in unrealized appreciation (depreciation)	692,903	15,722,753	3,472,572	53,073,885
Net increase (decrease) in net assets resulting from operations	6,046,701	17,399,533	20,979,308	57,306,458

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(2,129,446)	(22,773,720)	(5,812,636)	(82,781,703)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[1]	1,120,576	982,911	11,579,428	13,446,921

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	2,129,446	22,773,720	5,812,636	82,781,703
	3,250,022	23,756,631	17,392,064	96,228,624
Cost of shares redeemed:
Service Class[1]	(11,501,666)	(25,946,295)	(55,254,662)	(66,354,440)
Increase (decrease) in net assets derived from capital share transactions	(8,251,644)	(2,189,664)	(37,862,598)	29,874,184
Net Increase (Decrease) in Net Assets	(4,334,389)	(7,563,851)	(22,695,926)	4,398,939

Net Assets:
Beginning of period	130,426,236	137,990,087	439,980,369	435,581,430
End of period	$126,091,847	$130,426,236	$417,284,443	$439,980,369
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.
    15

Statements of changes in net assets
Ivy Variable Insurance Portfolios
	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series		Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23	Six months ended 6/30/24 (Unaudited)	Year ended 12/31/23

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$853,807	$777,065	$528,659	$340,638
Net realized gain (loss)	926,019	(1,028,068)	195,425	(358,077)
Net change in unrealized appreciation (depreciation)	1,929,663	10,868,637	460,037	3,552,028
Net increase (decrease) in net assets resulting from operations	3,709,489	10,617,634	1,184,121	3,534,589

Dividends and Distributions to Shareholders from:
Distributable earnings:
Service Class[1]	(886,316)	(17,522,898)	(373,852)	(5,354,770)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Service Class[1]	551,241	2,398,903	2,616,194	3,105,374

Net asset value of shares issued upon reinvestment of dividends and distributions:
Service Class[1]	886,316	17,522,898	373,852	5,354,770
	1,437,557	19,921,801	2,990,046	8,460,144
Cost of shares redeemed:
Service Class[1]	(10,667,247)	(19,316,869)	(5,347,340)	(6,792,289)
Increase (decrease) in net assets derived from capital share transactions	(9,229,690)	604,932	(2,357,294)	1,667,855
Net Decrease in Net Assets	(6,406,517)	(6,300,332)	(1,547,025)	(152,326)

Net Assets:
Beginning of period	70,999,743	77,300,075	30,069,391	30,221,717
End of period	$64,593,226	$70,999,743	$28,522,366	$30,069,391
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
See accompanying notes, which are an integral part of the financial statements.
    16

Financial highlights
Macquarie VIP Pathfinder Aggressive Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$3.72	$4.07	$5.47	$4.92	$5.00	$4.60

Income (loss) from investment operations:
Net investment income[2]	0.04	0.04	0.05	0.08	0.09	0.07
Net realized and unrealized gain (loss)	0.22	0.59	(0.97)	0.82	0.52	0.92
Total from investment operations	0.26	0.63	(0.92)	0.90	0.61	0.99

Less dividends and distributions from:
Net investment income	(0.05)	(0.27)	(0.09)	(0.09)	(0.07)	(0.14)
Net realized gain	(0.02)	(0.71)	(0.39)	(0.26)	(0.62)	(0.45)
Total dividends and distributions	(0.07)	(0.98)	(0.48)	(0.35)	(0.69)	(0.59)

Net asset value, end of period	$3.91	$3.72	$4.07	$5.47	$4.92	$5.00

Total return[3]	6.89%	17.51%	(16.72%)	18.93%	15.70%	23.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52,121	$53,655	$53,652	$74[4]	$68[4]	$66[4]
Ratio of expenses to average net assets[5]	0.16%	0.17%	0.21%	0.07%	0.12%	0.09%
Ratio of expenses to average net assets prior to fees waived[5]	0.16%	0.17%	0.21%	0.07%	0.12%	0.09%
Ratio of net investment income to average net assets	2.08%	0.97%	1.24%	1.62%	1.91%	1.41%
Ratio of net investment income to average net assets prior to fees waived	2.08%	0.97%	1.24%	1.62%	1.91%	1.41%
Portfolio turnover	41%	34%	30%	18%	21%	18%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    17

Financial highlights
Macquarie VIP Pathfinder Conservative Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$4.08	$4.22	$5.50	$5.31	$5.15	$4.83

Income (loss) from investment operations:
Net investment income[2]	0.09	0.06	0.07	0.13	0.10	0.09
Net realized and unrealized gain (loss)	0.09	0.43	(0.84)	0.39	0.49	0.59
Total from investment operations	0.18	0.49	(0.77)	0.52	0.59	0.68

Less dividends and distributions from:
Net investment income	(0.08)	(0.19)	(0.13)	(0.10)	(0.09)	(0.10)
Net realized gain	(0.05)	(0.44)	(0.38)	(0.23)	(0.34)	(0.26)
Total dividends and distributions	(0.13)	(0.63)	(0.51)	(0.33)	(0.43)	(0.36)

Net asset value, end of period	$4.13	$4.08	$4.22	$5.50	$5.31	$5.15

Total return[3]	4.26%	12.53%	(14.09%)	10.18%	12.67%	14.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$74,678	$80,639	$84,236	$110[4]	$112[4]	$99[4]
Ratio of expenses to average net assets[5]	0.12%	0.10%	0.15%	0.06%	0.08%	0.07%
Ratio of expenses to average net assets prior to fees waived[5]	0.12%	0.10%	0.15%	0.06%	0.08%	0.07%
Ratio of net investment income to average net assets	4.45%	1.56%	1.44%	2.32%	2.02%	1.71%
Ratio of net investment income to average net assets prior to fees waived	4.45%	1.56%	1.44%	2.32%	2.02%	1.71%
Portfolio turnover	20%	27%	29%	27%	41%	31%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
18

Macquarie VIP Pathfinder Moderate Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$3.84	$4.10	$5.51	$5.15	$5.19	$4.89

Income (loss) from investment operations:
Net investment income[2]	0.07	0.05	0.07	0.11	0.10	0.08
Net realized and unrealized gain (loss)	0.13	0.51	(0.91)	0.61	0.51	0.79
Total from investment operations	0.20	0.56	(0.84)	0.72	0.61	0.87

Less dividends and distributions from:
Net investment income	(0.06)	(0.24)	(0.12)	(0.11)	(0.09)	(0.14)
Net realized gain	—	(0.58)	(0.45)	(0.25)	(0.56)	(0.43)
Total dividends and distributions	(0.06)	(0.82)	(0.57)	(0.36)	(0.65)	(0.57)

Net asset value, end of period	$3.98	$3.84	$4.10	$5.51	$5.15	$5.19

Total return[3]	5.30%	15.33%	(15.26%)	14.66%	14.35%	19.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$408,503	$434,485	$465,595	$635[4]	$656[4]	$680[4]
Ratio of expenses to average net assets[5]	0.06%	0.04%	0.06%	0.03%	0.04%	0.04%
Ratio of expenses to average net assets prior to fees waived[5]	0.06%	0.04%	0.06%	0.03%	0.04%	0.04%
Ratio of net investment income to average net assets	3.32%	1.36%	1.46%	2.05%	2.05%	1.62%
Ratio of net investment income to average net assets prior to fees waived	3.32%	1.36%	1.46%	2.05%	2.05%	1.62%
Portfolio turnover	31%	29%	28%	18%	21%	17%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    19

Financial highlights
Macquarie VIP Pathfinder Moderately Aggressive Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$3.84	$4.15	$5.66	$5.18	$5.32	$4.98

Income (loss) from investment operations:
Net investment income[2]	0.05	0.05	0.06	0.10	0.10	0.08
Net realized and unrealized gain (loss)	0.19	0.55	(0.96)	0.75	0.52	0.92
Total from investment operations	0.24	0.60	(0.90)	0.85	0.62	1.00

Less dividends and distributions from:
Net investment income	(0.06)	(0.26)	(0.12)	(0.10)	(0.09)	(0.15)
Net realized gain	—	(0.65)	(0.49)	(0.27)	(0.67)	(0.51)
Total dividends and distributions	(0.06)	(0.91)	(0.61)	(0.37)	(0.76)	(0.66)

Net asset value, end of period	$4.02	$3.84	$4.15	$5.66	$5.18	$5.32

Total return[3]	6.26%	16.53%	(15.90%)	16.88%	15.12%	21.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$505,654	$538,219	$565,995	$777[4]	$799[4]	$829[4]
Ratio of expenses to average net assets[5]	0.06%	0.03%	0.06%	0.03%	0.04%	0.03%
Ratio of expenses to average net assets prior to fees waived[5]	0.06%	0.03%	0.06%	0.03%	0.04%	0.03%
Ratio of net investment income to average net assets	2.73%	1.24%	1.43%	1.88%	2.02%	1.56%
Ratio of net investment income to average net assets prior to fees waived	2.73%	1.24%	1.43%	1.88%	2.02%	1.56%
Portfolio turnover	36%	32%	28%	17%	20%	19%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
20

Macquarie VIP Pathfinder Moderately Conservative Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$3.97	$4.18	$5.53	$5.26	$5.22	$4.90

Income (loss) from investment operations:
Net investment income[2]	0.08	0.06	0.06	0.12	0.10	0.08
Net realized and unrealized gain (loss)	0.11	0.46	(0.87)	0.51	0.50	0.70
Total from investment operations	0.19	0.52	(0.81)	0.63	0.60	0.78

Less dividends and distributions from:
Net investment income	(0.07)	(0.21)	(0.13)	(0.11)	(0.10)	(0.12)
Net realized gain	—	(0.52)	(0.41)	(0.25)	(0.46)	(0.34)
Total dividends and distributions	(0.07)	(0.73)	(0.54)	(0.36)	(0.56)	(0.46)

Net asset value, end of period	$4.09	$3.97	$4.18	$5.53	$5.26	$5.22

Total return[3]	4.76%	13.99%	(14.71%)	12.37%	13.52%	16.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$126,092	$130,426	$137,990	$187[4]	$195[4]	$202[4]
Ratio of expenses to average net assets[5]	0.09%	0.04%	0.17%	0.04%	0.06%	0.05%
Ratio of expenses to average net assets prior to fees waived[5]	0.09%	0.04%	0.17%	0.04%	0.06%	0.05%
Ratio of net investment income to average net assets	3.92%	1.48%	1.39%	2.17%	2.09%	1.67%
Ratio of net investment income to average net assets prior to fees waived	3.92%	1.48%	1.39%	2.17%	2.09%	1.67%
Portfolio turnover	26%	27%	31%	20%	25%	18%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    21

Financial highlights
Macquarie VIP Pathfinder Moderate – Managed Volatility Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$4.02	$4.33	$6.33	$5.77	$5.84	$5.33

Income (loss) from investment operations:
Net investment income[2]	0.06	0.05	0.06	0.11	0.10	0.08
Net realized and unrealized gain (loss)	0.14	0.49	(0.89)	0.62	0.34	0.82
Total from investment operations	0.20	0.54	(0.83)	0.73	0.44	0.90

Less dividends and distributions from:
Net investment income	(0.06)	(0.21)	(0.17)	(0.10)	(0.08)	(0.11)
Net realized gain	—	(0.64)	(1.00)	(0.07)	(0.43)	(0.28)
Total dividends and distributions	(0.06)	(0.85)	(1.17)	(0.17)	(0.51)	(0.39)

Net asset value, end of period	$4.16	$4.02	$4.33	$6.33	$5.77	$5.84

Total return[3]	4.89%	14.10%	(13.22%)	12.99%	9.07%	17.32%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$417,284	$439,980	$435,581	$530[4]	$729[4]	$707[4]
Ratio of expenses to average net assets[5]	0.25%	0.25%	0.26%	0.22%	0.23%	0.23%
Ratio of expenses to average net assets prior to fees waived[5]	0.25%	0.25%	0.26%	0.22%	0.23%	0.23%
Ratio of net investment income to average net assets	3.17%	1.21%	1.24%	1.87%	1.78%	1.39%
Ratio of net investment income to average net assets prior to fees waived	3.17%	1.21%	1.24%	1.87%	1.78%	1.39%
Portfolio turnover	33%	32%	32%	19%	42%	9%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
22

Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$4.25	$4.75	$6.11	$5.46	$5.63	$5.15

Income (loss) from investment operations:
Net investment income[2]	0.05	0.04	0.06	0.09	0.09	0.07
Net realized and unrealized gain (loss)	0.18	0.60	(0.91)	0.73	0.33	0.88
Total from investment operations	0.23	0.64	(0.85)	0.82	0.42	0.95

Less dividends and distributions from:
Net investment income	(0.06)	(0.27)	(0.10)	(0.09)	(0.07)	(0.12)
Net realized gain	—	(0.87)	(0.41)	(0.08)	(0.52)	(0.35)
Total dividends and distributions	(0.06)	(1.14)	(0.51)	(0.17)	(0.59)	(0.47)

Net asset value, end of period	$4.42	$4.25	$4.75	$6.11	$5.46	$5.63

Total return[3]	5.39%[4]	15.41%	(14.00%)	15.24%	9.71%	19.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64,593	$71,000	$77,300	$102[5]	$96[5]	$93[5]
Ratio of expenses to average net assets[6]	0.31%	0.32%	0.35%	0.26%	0.29%	0.27%
Ratio of expenses to average net assets prior to fees waived[6]	0.34%	0.32%	0.35%	0.26%	0.29%	0.27%
Ratio of net investment income to average net assets	2.51%	1.03%	1.12%	1.58%	1.68%	1.32%
Ratio of net investment income to average net assets prior to fees waived	2.48%	1.03%	1.12%	1.58%	1.68%	1.32%
Portfolio turnover	36%	35%	44%	18%	41%	16%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
    23

Financial highlights
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series Service Class
Selected data for the share of the Series outstanding throughout each period were as follows:
	Six months ended 6/30/24[1] (Unaudited)	Year ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$3.15	$3.39	$6.02	$5.64	$5.58	$5.19

Income (loss) from investment operations:
Net investment income[2]	0.06	0.04	0.04	0.12	0.09	0.08
Net realized and unrealized gain (loss)	0.07	0.34	(0.79)	0.47	0.39	0.66
Total from investment operations	0.13	0.38	(0.75)	0.59	0.48	0.74

Less dividends and distributions from:
Net investment income	(0.04)	(0.15)	(0.27)	(0.09)	(0.08)	(0.10)
Net realized gain	—	(0.47)	(1.61)	(0.12)	(0.34)	(0.25)
Total dividends and distributions	(0.04)	(0.62)	(1.88)	(0.21)	(0.42)	(0.35)

Net asset value, end of period	$3.24	$3.15	$3.39	$6.02	$5.64	$5.58

Total return[3]	4.18%[4]	12.62%	(12.71%)	10.72%	9.61%	14.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$28,522	$30,069	$30,222	$40[5]	$86[5]	$80[5]
Ratio of expenses to average net assets[6]	0.43%	0.45%	0.53%	0.26%	0.30%	0.27%
Ratio of expenses to average net assets prior to fees waived[6]	0.52%	0.45%	0.53%	0.26%	0.30%	0.27%
Ratio of net investment income to average net assets	3.62%	1.12%	1.02%	2.06%	1.77%	1.45%
Ratio of net investment income to average net assets prior to fees waived	3.53%	1.12%	1.02%	2.06%	1.77%	1.45%
Portfolio turnover	33%	36%	43%	24%	45%	14%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Series invests.
See accompanying notes, which are an integral part of the financial statements.
24

Notes to financial statements
Ivy Variable Insurance Portfolios
June 30, 2024 (Unaudited)
Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 24 series. These financial statements and the related notes pertain to 8 series: Macquarie VIP Pathfinder Aggressive Series (formerly, Delaware Ivy VIP Pathfinder Aggressive), Macquarie VIP Pathfinder Conservative Series (formerly, Delaware Ivy VIP Pathfinder Conservative), Macquarie VIP Pathfinder Moderate Series (formerly, Delaware Ivy VIP Pathfinder Moderate), Macquarie VIP Pathfinder Moderately Aggressive Series (formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive), and Macquarie VIP Pathfinder Moderately Conservative Series (formerly, Delaware Ivy VIP Pathfinder Moderately Conservative) (collectively, the “Pathfinder Series”), Macquarie VIP Pathfinder Moderate – Managed Volatility Series (formerly, Delaware Ivy VIP Pathfinder Moderate – Managed Volatility), Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series (formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility), and Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series (formerly, Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility) (collectively, the “Managed Volatility Series”) (each, a Series and collectively, the Series). The Trust is an open-end investment company. Each of the Series are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act).
Each Series offers Service Class (formerly, Class II) shares. The Service Class shares do not carry a distribution and service (12b-1) fee. The shares of the Series are sold only to variable life insurance separate accounts and variable annuity separate accounts.
1. Significant Accounting Policies
Each Series follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Series.
Security Valuation —  Open-end investment companies, other than exchange-traded funds (ETFs) are valued at their published net asset value (NAV). Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as the valuation designee (Valuation Designee) for each series to perform the fair value determination relating to all applicable Series investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes —  No provision for federal income taxes has been made as each Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Series evaluates tax positions taken or expected to be taken in the course of preparing each Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Series’ tax positions taken or expected to be taken on each Series’ federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2020–December 31, 2023), and has concluded that no provision for federal income tax is required in each Series’ financial statements. If applicable, each Series recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended June 30, 2024, the Series did not incur any interest or tax penalties.
Underlying Funds — Each Series may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Series may invest include ETFs. Each Series will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Derivative Financial Instruments — Each Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities
    25

Notes to financial statements
Ivy Variable Insurance Portfolios
1. Significant Accounting Policies (continued)
and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, each Series intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, each Series may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of each Series under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other —  Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from any Underlying Funds in which a Series invests are recorded on the ex-dividend date. Each Series declares net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Each Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Series (other than the Pathfinder Series) pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Series’ average daily net assets as follows:
Series	Management Fee (annual rate as a percentage of average daily net assets)
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

The Pathfinder Series pay no management fees.
    26

DMC uses all of the management fee it receives from the Managed Volatility Series to pay Securian Asset Management Inc. (“Securian”). Accordingly, Securian receives a fee based on the average daily net assets of the Managed Volatility Series.
Effective May 1, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding the following percentages of the Series’ average daily net assets through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Series. The waivers and reimbursements are accrued daily and received monthly. Prior to May 1, 2024, the Series had no expense limitation.
Series	Operating expense limitation as a percentage of average daily net assets Service Class Shares
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	0.24%
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	0.24%
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	0.24%
DMC has entered into sub-advisory agreements with the following entities on behalf of the Series:
Macquarie Investment Management Austria Kapitalanlage AG (MIMAK) is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. With respect to the Series for which MIMAK serves as a sub-advisor, DMC has principal responsibility for all investment advisory services and may seek investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Series security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge.
Securian serves as sub-advisor to the Managed Volatility Series. The sub-advisor makes investment decisions in accordance with the Series’ investment objectives, policies and restrictions under the supervision of DMC and the Board. DMC pays all applicable costs of the sub-advisor.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Series. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended
June 30, 2024, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Pathfinder Aggressive Series	$3,165
Macquarie VIP Pathfinder Conservative Series	3,722
Macquarie VIP Pathfinder Moderate Series	11,403
Macquarie VIP Pathfinder Moderately Aggressive Series	13,699
Macquarie VIP Pathfinder Moderately Conservative Series	4,844
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	11,677
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	3,504
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	2,642
DIFSC is also the transfer agent and dividend disbursing agent of the Series. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Series’ average daily net assets. These amounts are included on the “Statements of operations”
    27

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2024, each Series paid for these services as follows:
Series	Fees
Macquarie VIP Pathfinder Aggressive Series	$1,977
Macquarie VIP Pathfinder Conservative Series	2,914
Macquarie VIP Pathfinder Moderate Series	15,825
Macquarie VIP Pathfinder Moderately Aggressive Series	19,684
Macquarie VIP Pathfinder Moderately Conservative Series	4,799
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	16,285
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	2,546
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	1,097
Pursuant to a sub-transfer agency agreement between DIFSC and BNY Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to each Series. Sub-transfer agency fees are paid by each Series and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
As provided in the investment management agreement, each Series bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Series. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2024, each Series paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:
Series	Fees
Macquarie VIP Pathfinder Aggressive Series	$747
Macquarie VIP Pathfinder Conservative Series	1,105
Macquarie VIP Pathfinder Moderate Series	6,002
Macquarie VIP Pathfinder Moderately Aggressive Series	7,480
Macquarie VIP Pathfinder Moderately Conservative Series	1,816
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	6,181
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	969
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	414
Trustees’ fees include expenses accrued by each Series for each Trustee’s retainer and meeting fees. Certain officers of DMC and DIFSC are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.
In addition to the management fees and other expenses of a Series, a Series indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Series will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
    28

A summary of the transactions in affiliated companies during the six months ended June 30, 2024 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Aggressive Series
Affiliated Mutual Funds—99.86%
Macquarie VIP Core Equity Series Service Class
	$7,611,931	$3,056,334	$(1,124,936)	$117,140	$202,955	$9,863,424	743,848	$26,864	$788,523
Macquarie VIP Corporate Bond Series Service Class
	7,585,465	595,499	(548,079)	13,688	(252,715)	7,393,858	1,632,198	221,966	—
Macquarie VIP Growth Series Service Class
	7,440,950	999,747	(1,184,025)	(75,947)	192,519	7,373,244	739,543	—	970,555
Macquarie VIP High Income Series Standard Class
	133,730	10,548	(7,951)	(521)	(5,187)	130,619	46,155	8,968	—
Macquarie VIP International Core Equity Series Service Class
	15,840,960	15,682,898	(16,552,542)	(1,309,027)	1,985,444	15,647,733	928,649	196,779	35,619
Macquarie VIP Limited-Term Bond Series Service Class
	130,242	10,393	(5,705)	25	(3,874)	131,081	28,620	6,050	—
Macquarie VIP Mid Cap Growth Series Standard Class
	3,413,685	99,196	(2,839,842)	(605,834)	559,064	626,269	62,752	—	87,789
Macquarie VIP Small Cap Growth Series Standard Class
	667,276	19,371	(103,028)	12,196	41,369	637,184	100,502	—	—
Macquarie VIP Smid Cap Core Series Service Class
	3,125,159	71,275	(398,903)	34,465	63,999	2,895,995	243,157	8,878	4,962
Macquarie VIP Value Series Service Class
	7,624,477	1,176,014	(748,965)	61,862	(765,199)	7,348,189	1,622,117	117,378	819,040
Total	$53,573,875	$21,721,275	$(23,513,976)	$(1,751,953)	$2,018,375	$52,047,596		$586,883	$2,706,488

    29

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Conservative Series
Affiliated Mutual Funds—99.80%
Macquarie VIP Core Equity Series Service Class
	$7,272,159	$2,881,469	$(1,411,308)	$133,632	$172,808	$9,048,760	682,410	$25,082	$736,241
Macquarie VIP Corporate Bond Series Service Class
	27,185,728	1,419,724	(2,672,259)	62,734	(902,109)	25,093,818	5,539,474	777,623	—
Macquarie VIP Growth Series Service Class
	7,108,812	935,375	(1,489,900)	(111,581)	226,381	6,669,087	668,915	—	906,188
Macquarie VIP High Income Series Standard Class
	1,011,344	68,129	(103,826)	(13,530)	(27,703)	934,414	330,182	65,226	—
Macquarie VIP International Core Equity Series Service Class
	7,992,099	7,780,881	(8,635,281)	(367,878)	704,464	7,474,285	443,578	97,029	17,563
Macquarie VIP Limited-Term Bond Series Service Class
	15,495,961	1,314,340	(1,558,868)	(22,163)	(415,067)	14,814,203	3,234,542	689,173	—
Macquarie VIP Mid Cap Growth Series Standard Class
	3,444,153	99,504	(2,901,460)	(1,044,338)	1,000,499	598,358	59,956	—	86,736
Macquarie VIP Small Cap Growth Series Standard Class
	674,801	9,319	(128,512)	11,715	41,454	608,777	96,022	—	—
Macquarie VIP Smid Cap Core Series Service Class
	3,008,735	43,619	(503,852)	37,980	54,641	2,641,123	221,757	8,371	4,678
Macquarie VIP Value Series Service Class
	7,284,130	1,048,231	(1,031,247)	18,696	(673,387)	6,646,423	1,467,201	109,600	764,767
Total	$80,477,922	$15,600,591	$(20,436,513)	$(1,294,733)	$181,981	$74,529,248		$1,772,104	$2,516,173

    30

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderate Series
Affiliated Mutual Funds—99.77%
Macquarie VIP Core Equity Series Service Class
	$50,422,778	$19,668,835	$(8,870,635)	$874,778	$1,271,872	$63,367,628	4,778,856	$174,913	$5,134,024
Macquarie VIP Corporate Bond Series Service Class
	104,841,806	7,096,989	(10,101,601)	229,254	(3,498,082)	98,568,366	21,759,021	3,015,461	—
Macquarie VIP Growth Series Service Class
	49,290,369	6,332,570	(9,304,555)	(571,937)	1,362,837	47,109,284	4,725,103	—	6,319,229
Macquarie VIP High Income Series Standard Class
	3,272,298	223,720	(293,713)	(29,551)	(107,132)	3,065,622	1,083,259	215,351	—
Macquarie VIP International Core Equity Series Service Class
	85,771,990	83,969,218	(91,685,137)	(3,630,753)	7,295,043	81,720,361	4,849,873	1,047,261	189,564
Macquarie VIP Limited-Term Bond Series Service Class
	41,050,377	4,155,105	(4,060,255)	(58,321)	(1,106,382)	39,980,524	8,729,372	1,836,168	—
Macquarie VIP Mid Cap Growth Series Standard Class
	23,103,217	589,241	(19,307,201)	(5,132,389)	4,836,775	4,089,643	409,784	—	583,858
Macquarie VIP Small Cap Growth Series Standard Class
	4,514,118	44,063	(756,325)	65,598	293,546	4,161,000	656,309	—	—
Macquarie VIP Smid Cap Core Series Service Class
	20,759,049	350,667	(3,198,302)	256,697	393,549	18,561,660	1,558,494	57,933	32,379
Macquarie VIP Value Series Service Class
	50,506,229	7,299,908	(6,306,428)	232,243	(4,782,723)	46,949,229	10,364,068	764,291	5,333,083
Total	$433,532,231	$129,730,316	$(153,884,152)	$(7,764,381)	$5,959,303	$407,573,317		$7,111,378	$17,592,137

    31

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderately Aggressive Series
Affiliated Mutual Funds—99.77%
Macquarie VIP Core Equity Series Service Class
	$69,379,774	$26,883,692	$(12,242,506)	$1,249,774	$1,750,505	$87,021,239	6,562,688	$240,477	$7,058,444
Macquarie VIP Corporate Bond Series Service Class
	104,220,213	8,247,758	(11,126,935)	254,724	(3,506,495)	98,089,265	21,653,259	2,995,140	—
Macquarie VIP Growth Series Service Class
	67,821,731	8,697,225	(12,720,006)	(869,723)	1,961,040	64,890,267	6,508,552	—	8,687,921
Macquarie VIP High Income Series Standard Class
	2,719,103	181,361	(250,294)	(15,876)	(99,129)	2,535,165	895,818	181,361	—
Macquarie VIP International Core Equity Series Service Class
	132,540,828	131,472,257	(143,276,806)	(6,460,722)	12,140,183	126,415,740	7,502,418	1,616,978	292,688
Macquarie VIP Limited-Term Bond Series Service Class
	24,725,932	2,772,968	(2,695,435)	(29,610)	(669,330)	24,104,525	5,262,997	1,104,944	—
Macquarie VIP Mid Cap Growth Series Standard Class
	31,414,820	793,213	(26,243,497)	(7,006,469)	6,615,098	5,573,165	558,434	—	793,213
Macquarie VIP Small Cap Growth Series Standard Class
	6,166,603	120,007	(1,108,178)	89,939	402,031	5,670,402	894,385	—	—
Macquarie VIP Smid Cap Core Series Service Class
	28,512,412	530,720	(4,423,549)	369,226	534,383	25,523,192	2,143,005	79,485	44,425
Macquarie VIP Value Series Service Class
	69,494,682	10,123,318	(8,709,888)	371,219	(6,609,508)	64,669,823	14,275,899	1,050,779	7,332,139
Total	$536,996,098	$189,822,519	$(222,797,094)	$(12,047,518)	$12,518,778	$504,492,783		$7,269,164	$24,208,830

    32

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderately Conservative Series
Affiliated Mutual Funds—99.78%
Macquarie VIP Core Equity Series Service Class
	$13,448,470	$5,492,003	$(2,088,979)	$205,778	$361,742	$17,419,014	1,313,651	$47,634	$1,398,158
Macquarie VIP Corporate Bond Series Service Class
	37,701,766	2,804,044	(2,924,358)	70,645	(1,257,854)	36,394,243	8,034,049	1,107,206	—
Macquarie VIP Growth Series Service Class
	13,146,401	1,802,830	(2,249,074)	(135,446)	336,117	12,900,828	1,293,965	—	1,720,918
Macquarie VIP High Income Series Standard Class
	1,315,043	93,845	(90,922)	(10,098)	(45,383)	1,262,485	446,108	87,100	—
Macquarie VIP International Core Equity Series Service Class
	19,344,180	19,177,864	(20,422,404)	(831,560)	1,655,386	18,923,466	1,123,054	241,164	43,653
Macquarie VIP Limited-Term Bond Series Service Class
	18,674,364	2,024,839	(1,483,077)	(7,937)	(533,873)	18,674,316	4,077,361	852,882	—
Macquarie VIP Mid Cap Growth Series Standard Class
	6,259,458	197,555	(5,237,904)	(1,405,897)	1,323,627	1,136,839	113,912	—	161,578
Macquarie VIP Small Cap Growth Series Standard Class
	1,230,190	20,367	(193,435)	22,468	77,079	1,156,669	182,440	—	—
Macquarie VIP Smid Cap Core Series Service Class
	5,556,096	110,179	(747,428)	62,520	113,883	5,095,250	427,813	15,839	8,852
Macquarie VIP Value Series Service Class
	13,470,668	2,049,194	(1,414,393)	89,354	(1,337,821)	12,857,002	2,838,190	208,138	1,452,353
Total	$130,146,636	$33,772,720	$(36,851,974)	$(1,940,173)	$692,903	$125,820,112		$2,559,963	$4,785,512

    33

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderate - Managed Volatility Series
Affiliated Mutual Funds—98.03%
Macquarie VIP Core Equity Series Service Class
	$50,161,356	$20,147,408	$(8,853,946)	$1,022,455	$1,129,707	$63,606,980	4,796,906	$177,027	$5,196,086
Macquarie VIP Corporate Bond Series Service Class
	104,262,169	10,063,150	(12,118,447)	268,632	(3,566,316)	98,909,188	21,834,258	3,050,859	—
Macquarie VIP Growth Series Service Class
	49,034,861	6,773,051	(9,266,555)	(383,727)	1,130,915	47,288,545	4,743,084	—	6,395,621
Macquarie VIP High Income Series Standard Class
	3,260,919	310,514	(340,286)	3,723	(141,841)	3,093,029	1,092,943	217,642	—
Macquarie VIP International Core Equity Series Service Class
	85,317,847	88,317,501	(95,375,699)	(1,707,271)	5,469,914	82,022,292	4,867,792	1,059,804	191,834
Macquarie VIP Limited-Term Bond Series Service Class
	40,835,722	5,346,396	(4,869,582)	(16,979)	(1,164,698)	40,130,859	8,762,196	1,858,281	—
Macquarie VIP Mid Cap Growth Series Standard Class
	22,961,870	746,908	(19,325,181)	(5,330,667)	5,045,414	4,098,344	410,656	—	590,624
Macquarie VIP Small Cap Growth Series Standard Class
	4,494,391	117,313	(805,378)	95,836	267,681	4,169,843	657,704	—	—
Macquarie VIP Smid Cap Core Series Service Class
	20,636,662	495,986	(3,173,021)	289,167	376,171	18,624,965	1,563,809	58,605	32,755
Macquarie VIP Value Series Service Class
	50,244,409	7,845,191	(6,347,360)	438,965	(5,053,299)	47,127,906	10,403,511	773,531	5,397,557
Total	$431,210,206	$140,163,418	$(160,475,455)	$(5,319,866)	$3,493,648	$409,071,951		$7,195,749	$17,804,477

    34

	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series
Affiliated Mutual Funds—98.06%
Macquarie VIP Core Equity Series Service Class
	$8,998,457	$3,489,352	$(1,943,992)	$188,557	$195,240	$10,927,614	824,103	$30,534	$896,221
Macquarie VIP Corporate Bond Series Service Class
	13,513,692	987,892	(1,767,388)	39,574	(456,199)	12,317,571	2,719,110	380,191	—
Macquarie VIP Growth Series Service Class
	8,796,362	1,191,569	(1,983,082)	(175,189)	321,003	8,150,663	817,519	—	1,103,104
Macquarie VIP High Income Series Standard Class
	350,314	25,917	(45,333)	(4,589)	(9,678)	316,631	111,884	22,551	—
Macquarie VIP International Core Equity Series Service Class
	17,178,642	16,650,840	(18,688,258)	(870,633)	1,601,440	15,872,031	941,961	205,221	37,147
Macquarie VIP Limited-Term Bond Series Service Class
	3,202,243	333,784	(425,353)	(7,394)	(81,461)	3,021,819	659,786	140,101	—
Macquarie VIP Mid Cap Growth Series Standard Class
	4,070,993	136,527	(3,460,702)	(1,067,489)	1,018,918	698,247	69,965	—	100,636
Macquarie VIP Small Cap Growth Series Standard Class
	794,681	24,781	(171,513)	4,117	58,362	710,428	112,055	—	—
Macquarie VIP Smid Cap Core Series Service Class
	3,696,247	101,523	(709,643)	55,300	59,339	3,202,766	268,914	10,088	5,638
Macquarie VIP Value Series Service Class
	9,013,305	1,379,070	(1,478,948)	(21,268)	(769,186)	8,122,973	1,793,151	133,416	930,953
Total	$69,614,936	$24,321,255	$(30,674,212)	$(1,859,014)	$1,937,778	$63,340,743		$922,102	$3,073,699

    35

Notes to financial statements
Ivy Variable Insurance Portfolios
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Income distributions	Capital gain distributions
Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series
Affiliated Mutual Funds—98.08%
Macquarie VIP Core Equity Series Service Class
	$3,050,498	$1,444,190	$(745,553)	$72,151	$52,469	$3,873,755	292,138	$10,707	$314,282
Macquarie VIP Corporate Bond Series Service Class
	8,529,578	1,147,247	(1,322,504)	32,538	(294,877)	8,091,982	1,786,310	248,898	—
Macquarie VIP Growth Series Service Class
	2,981,966	638,939	(799,645)	(62,356)	109,326	2,868,230	287,686	—	386,836
Macquarie VIP High Income Series Standard Class
	293,937	45,201	(46,756)	(2,740)	(9,511)	280,131	98,986	19,355	—
Macquarie VIP International Core Equity Series Service Class
	4,377,569	4,653,680	(5,007,397)	(266,932)	451,659	4,208,579	249,767	54,227	9,816
Macquarie VIP Limited-Term Bond Series Service Class
	4,236,959	674,597	(635,090)	(1,863)	(119,816)	4,154,787	907,159	191,851	—
Macquarie VIP Mid Cap Growth Series Standard Class
	1,418,154	140,704	(1,286,340)	(563,799)	542,958	251,677	25,218	—	36,296
Macquarie VIP Small Cap Growth Series Standard Class
	274,362	25,946	(65,378)	4,576	16,557	256,063	40,389	—	—
Macquarie VIP Smid Cap Core Series Service Class
	1,258,883	115,505	(280,436)	21,457	17,347	1,132,756	95,110	3,558	1,988
Macquarie VIP Value Series Service Class
	3,055,507	677,982	(592,094)	23,836	(306,752)	2,858,479	631,011	46,787	326,469
Total	$29,477,413	$9,563,991	$(10,781,193)	$(743,132)	$459,360	$27,976,439		$575,383	$1,075,687
3. Investments
For the six months ended June 30, 2024, each Series made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Series	Purchases	Sales
Macquarie VIP Pathfinder Aggressive Series	$21,721,275	$23,513,976
Macquarie VIP Pathfinder Conservative Series	15,600,591	20,436,513
Macquarie VIP Pathfinder Moderate Series	129,730,316	153,884,152
Macquarie VIP Pathfinder Moderately Aggressive Series	189,822,519	222,797,094
Macquarie VIP Pathfinder Moderately Conservative Series	33,772,720	36,851,974
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	140,163,418	160,475,455
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	24,321,255	30,674,212
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	9,563,991	10,781,193
    36

At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Series were as follows:
Series	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Macquarie VIP Pathfinder Aggressive Series	$59,162,757	$387,866	$(7,372,900)	$(6,985,034)
Macquarie VIP Pathfinder Conservative Series	89,083,335	185,861	(14,553,186)	(14,367,325)
Macquarie VIP Pathfinder Moderate Series	473,710,071	2,032,399	(67,146,315)	(65,113,916)
Macquarie VIP Pathfinder Moderately Aggressive Series	578,783,097	3,143,767	(76,178,467)	(73,034,700)
Macquarie VIP Pathfinder Moderately Conservative Series	147,358,648	470,583	(21,695,112)	(21,224,529)
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	480,939,605	2,039,874	(66,554,124)	(64,514,250)
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	74,850,415	393,804	(10,766,708)	(10,372,904)
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	33,929,010	99,004	(5,551,822)	(5,452,818)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At
December 31, 2023, certain Series had capital loss carryforwards available to offset future realized capital gains as follows:
	Loss carryforward character
	Short-term	Long-term	Total
Macquarie VIP Pathfinder Moderate Series	$ —	$3,717,006	$ 3,717,006
Macquarie VIP Pathfinder Moderately Aggressive Series	—	5,662,995	5,662,995
Macquarie VIP Pathfinder Moderately Conservative Series	—	471,098	471,098
Macquarie VIP Pathfinder Moderate – Managed Volatility Series	—	2,923,330	2,923,330
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	—	1,354,724	1,354,724
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series	—	459,587	459,587
US GAAP defines fair value as the price that each Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including each Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
    37

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs. Each Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Series’ investments by fair value hierarchy levels as of June 30, 2024:
Macquarie VIP Pathfinder Aggressive Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$52,047,596
Short-Term Investments	130,127
Total Value of Securities	$52,177,723
Macquarie VIP Pathfinder Conservative Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$74,529,248
Short-Term Investments	186,762
Total Value of Securities	$74,716,010
Macquarie VIP Pathfinder Moderate Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$407,573,317
Short-Term Investments	1,022,838
Total Value of Securities	$408,596,155

    38

Macquarie VIP Pathfinder Moderately Aggressive Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$504,492,783
Short-Term Investments	1,255,614
Total Value of Securities	$505,748,397
Macquarie VIP Pathfinder Moderately Conservative Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$125,820,112
Short-Term Investments	314,007
Total Value of Securities	$126,134,119
Macquarie VIP Pathfinder Moderate – Managed Volatility Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$409,071,951
Short-Term Investments	7,454,508
Total Value of Securities	$416,526,459

Derivatives[1]
Liabilities:
Futures Contracts	$(101,104)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

    39

Notes to financial statements
Ivy Variable Insurance Portfolios
3. Investments (continued)
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$63,340,743
Short-Term Investments	1,152,886
Total Value of Securities	$64,493,629

Derivatives[1]
Liabilities:
Futures Contracts	$(16,118)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Level 1
Securities
Assets:
Affiliated Mutual Funds	$27,976,439
Short-Term Investments	507,079
Total Value of Securities	$28,483,518

Derivatives[1]
Liabilities:
Futures Contracts	$(7,326)

[1]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended June 30, 2024, there were no transfers into or out of Level 3 investments. Each Series’ policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when a Series has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Series’ net assets. As of June 30, 2024, there were no Level 3 investments.
    40

4. Capital Shares
Transactions in capital shares were as follows:
	Macquarie VIP Pathfinder Aggressive Series		Macquarie VIP Pathfinder Conservative Series		Macquarie VIP Pathfinder Moderate Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/24	12/31/23	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Service Class[1]	173,728	199,622	126,645	1,143,692	154,102	375,706

Shares issued upon reinvestment of dividends and distributions:
Service Class[1]	225,103	3,541,908	547,247	3,136,551	1,659,631	24,284,440
	398,831	3,741,530	673,892	4,280,243	1,813,733	24,660,146

Shares redeemed:
Service Class[1]	(1,485,394)	(2,523,795)	(2,324,364)	(4,515,090)	(12,527,335)	(25,011,216)
Net increase (decrease)	(1,086,563)	1,217,735	(1,650,472)	(234,847)	(10,713,602)	(351,070)
	Macquarie VIP Pathfinder Moderately Aggressive Series		Macquarie VIP Pathfinder Moderately Conservative Series		Macquarie VIP Pathfinder Moderate – Managed Volatility Series
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	6/30/24	12/31/23	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Service Class[1]	346,205	517,031	280,431	254,935	2,856,602	3,309,839

Shares issued upon reinvestment of dividends and distributions:
Service Class[1]	1,911,351	32,982,383	520,647	6,171,740	1,397,268	22,134,145
	2,257,556	33,499,414	801,078	6,426,675	4,253,870	25,443,984

Shares redeemed:
Service Class[1]	(16,573,218)	(29,825,582)	(2,838,879)	(6,598,107)	(13,411,467)	(16,610,654)
Net increase (decrease)	(14,315,662)	3,673,832	(2,037,801)	(171,432)	(9,157,597)	8,833,330

    41

Notes to financial statements
Ivy Variable Insurance Portfolios
4. Capital Shares (continued)
	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series		Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
	Six months ended	Year ended	Six months ended	Year ended
	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Service Class[1]	124,845	544,797	812,622	979,557

Shares issued upon reinvestment of dividends and distributions:
Service Class[1]	200,071	4,447,436	115,386	1,821,350
	324,916	4,992,233	928,008	2,800,907

Shares redeemed:
Service Class[1]	(2,440,637)	(4,552,247)	(1,664,353)	(2,164,194)
Net increase (decrease)	(2,115,721)	439,986	(736,345)	636,713
[1]	Effective May 1, 2024, Class II shares were renamed Service Class shares.
5. Interfund Lending Program
Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 5) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended June 30, 2024.
6. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures contracts in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Series deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Managed Volatility Series posted cash collateral as margin for open futures contracts, which is disclosed on the “Statements of assets and liabilities” under “Cash collateral due from broker on futures contracts.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”
    42

During the six months ended June 30, 2024, the Managed Volatility Series invested in futures contracts to hedge the Series’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
During the six months ended June 30, 2024, the Managed Volatility Series experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the “Statements of assets and liabilities” and “Statements of operations.”
The table below summarizes the average daily balance of derivative holdings by each Series during the six months ended June 30, 2024:
	Short Derivative Volume
	Macquarie VIP Pathfinder Moderate – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series	Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series
Futures contracts (average notional amount)	$18,299,807	$2,854,296	$1,306,118
7. Securities Lending
Each Series, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by each Series of the Trust is generally invested in a series of individual separate accounts, each corresponding to a Series. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Series can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Series or, at the discretion of the lending agent, replace the loaned securities. Each Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Series, the security lending agent, and the borrower. Each Series records security lending income net of allocations to the security lending agent and the borrower.
    43

Notes to financial statements
Ivy Variable Insurance Portfolios
7. Securities Lending (continued)
Each Series may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Series’ cash collateral account may be less than the amount each Series would be required to return to the borrowers of the securities and each Series would be required to make up for this shortfall.
During the six months ended June 30, 2024, the Series had no securities out on loan.
8. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Because each Series invests substantially all of its assets in Ivy Variable Insurance Portfolios mutual funds, the risks associated with investing in the Series are closely related to the risks associated with the securities and other investments held by the Underlying Funds.
Certain Underlying Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Underlying Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default and are not obligated to dispose of securities whose issuers subsequently default.
In the normal course of business, the Underlying Funds may invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Underlying Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Underlying Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Underlying Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Underlying Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Underlying Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties.
Certain Underlying Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument.
If an Underlying Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Underlying Funds, or, in the case of hedging positions, that the Underlying Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by US.or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
    44

9. Contractual Obligations
Each Series enters into contracts in the normal course of business that contain a variety of indemnifications. Each Series’ maximum exposure under these arrangements is unknown. However, each Series has not had prior claims or losses pursuant to these contracts. Management has reviewed each Series’ existing contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in the Series’ financial statements.
    45

Other Series information (Unaudited)
Ivy Variable Insurance Portfolios
Each Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Series’ Form N-PORT, as well as a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Series uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Series’ most recent Form N-PORT are available without charge on the Series’ website at delawarefunds.com/vip-literature.
Information (if any) regarding how each Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.
    46

Privacy Notice
We are committed to protecting the privacy of our potential, current, and former customers. To provide the products and services you request, we must collect personal information about you. We do not sell your personal information to third parties. We collect your personal information and share it with third parties as necessary to provide you with the products or services you request and to administer your business with us. This notice describes our current privacy practices. While your relationship with us continues, we will update and send our privacy practices notice as required by law. We are committed to continuing to protect your personal information even after that relationship ends. You do not need to take any action because of this notice.
Information we may collect
and use
We collect personal information about you to help us identify you as our potential, current, or former customer; to process your requests and transactions; to offer investment services to you; or to tell you about our products or services we believe you may want to use. The type of personal information we collect depends on the products or services you request and may include the following:
• Information from you: When you submit your application or other forms or request information on our products (online or otherwise), you give us information such as your name, address, Social Security number, your financial account information, and your financial history.
• Information about your transactions: We keep information about your transactions with us, such as the products you buy from us; the amount you paid for those products; your investment activity; and your account balances.
• Information from your employer: In connection with administering your retirement plan, we may obtain information about you from your employer.
• Information received from third parties: In order to verify your identity or to prevent fraud, we may obtain information about you from third parties.
How we use your personal information
We do not disclose nonpublic personal information about our potential, current, and former customers unless allowed or required by law. We may share your personal information within our companies and with certain service providers. They use this information to process transactions you have requested; provide customer service; and inform you of products or services we offer that you may find useful. Our service providers may or may not be affiliated with us. They include financial service providers (for example, third-party administrators; broker/dealers; and other financial services companies with whom we have joint marketing agreements). Our service providers also include nonfinancial companies and individuals (for example, consultants; information services vendors; and companies that perform mailing or marketing services on our behalf). Information obtained from a report prepared by a service provider may be kept by the service provider and shared with other persons; however, we require our service providers to protect your personal information and to use or disclose it only for the work they are performing for us, or as permitted by law.
We also may provide information to regulatory authorities, law enforcement officials, and others to prevent fraud or when we believe in good faith that the law requires disclosure. In the event of a sale of all or part of our businesses, we may share customer information as part of the sale. We do not sell or share your information with outside marketers who may want to offer you their own products and services.
Security of information
Keeping your information safe is one of our most important responsibilities. We maintain physical, electronic, and procedural safeguards to protect your information. Our employees are authorized to access your information only when they need it to provide you with products and services or to maintain your accounts. Employees who have access to your personal information are required to keep it strictly confidential. We provide training to our employees about the importance of protecting the privacy of your information.
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

This page is not part of the Financial statements and other information.        i

Privacy Notice
This privacy practices notice is being provided on behalf of the following:
Macquarie Management Holdings, Inc. and each of its affiliates, such as direct or indirect subsidiaries, and any fund or product sponsored by or otherwise affiliated with Macquarie
Central Park Group (CPG) Funds
Delaware Funds by Macquarie®
Macquarie ETF Trust
Macquarie Investment Management Austria Kapitalanlage AG
Macquarie Investment Management Europe Limited
Macquarie Investment Management Europe S.A.
Macquarie Investment Management Global Limited
Optimum Fund Trust
Revised May 2024

ii        This page is not part of the Financial statements and other information.

(3752160)
SEMIANN-VIP-PF-0824

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Ivy Variable Insurance Portfolios

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 29, 2024

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 29, 2024